UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09141

Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Maureen A. Gemma The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2008

Item 1. Reports to Stockholders

Annual Report September 30, 2008

EATON VANCE
NATIONAL
MUNICIPALS
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e. fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance National Municipals Fund as of September 30, 2008

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

The investment objective of Eaton Vance National Municipals Fund (the “Fund”) is to provide current income exempt from regular federal income tax. The Fund primarily invests in investment-grade municipal obligations but may also invest in lower-rated municipal obligations.

Economic and Market Conditions

Economic growth in the third quarter of 2008 retracted 0.3%, down from a positive second quarter growth rate of 2.8%, according to preliminary data released by the U.S. Department of Commerce. Most of the major Gross Domestic Product (GDP) components led to the decline; however, most influential was a sharp downturn in personal consumption expenditures by consumers. While high commodity prices began to mitigate over the quarter, management believes consumers continued to pare costs as they remained cautious of what increasingly has become a weaker economic environment. Rising unemployment levels, now at a five-year high, combined with the fading effect of government economic stimulus checks, have led to constrained personal consumption and overall economic contraction for the quarter. The housing market continues to weigh on the economy, with new home sales continuing to fall and existing home sales beginning to stabilize only as cautious buyers begin to see value in distressed pricing. Low home prices continue to pressure consumers and banks, causing increased bank foreclosures and more mark-to-market write downs of mortgage-backed securities at commercial banks and financial institutions.

During the year ended September 30, 2008, the capital markets have experienced historic events resulting in unprecedented volatility. During the second week of September 2008, the federal government took control of federally-chartered mortgage giants Fannie Mae and Freddie Mac. The following week, Lehman Brothers filed for bankruptcy protection and Merrill Lynch was acquired by Bank of America. Later in the month, Goldman Sachs and Morgan Stanley petitioned the Federal Reserve (the “Fed”) to become bank holding companies. These actions, in conjunction with Bear Stearns’ acquisition by JP Morgan in March 2008, drastically redefined the Wall Street landscape. In addition to the independent Wall Street brokerages, the banking sector was shaken by the failure of Washington Mutual and the sale of Wachovia. In the insurance sector, the federal government provided an $85 billion loan to help stabilize American International Group, Inc. (AIG). Finally, the U.S. Congress approved a $700 billion program authorizing the federal government to purchase troubled assets from financial institutions.

During the year ended September 30, 2008, the Fed left rates unchanged at its June, August and September 2008 meetings after lowering the Federal Funds rate to 2.0% from 5.25% between August 2007 and May 2008. In addition to its interest rate policy, the Fed has also taken extraordinary action through a variety of innovative lending techniques in an attempt to facilitate an easing of the credit crisis.

Management Discussion

The Fund invests primarily in bonds with stated maturities of 10 years or longer at the time of investment, as longer-maturity bonds historically have provided greater tax-exempt income for investors than shorter-maturity bonds.

Relative to its primary benchmark, the Lehman Brothers Municipal Bond Index(1) (the “Index”) – a broad-based, unmanaged index of municipal bonds – the Fund underperformed for the year ended September 30, 2008. As a result of an active management style that focuses on income and longer call protection, the Fund generally holds longer-maturity bonds. Management believes that much of the Fund’s underperformance can be attributed to the shift of investors’ capital into shorter-maturity bonds, a result of the broader-based credit crisis that has rattled the fixed-income markets since August 2007. This under-performance was magnified by the Fund’s investment in tender option bonds (TOBs).(2) The move to shorter-term investments was originally driven by uncertainty surrounding financial companies’ exposure to subprime mortgage-backed debt but later spread to the municipal market when major municipal bond insurers suffered rating downgrades due to their exposure to mortgage-related structured products.

(1) It is not possible to invest directly in an Index. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

(2) TOBs are a form of investment leverage that create an opportunity for increased income but, at the same time, create special risks (including the likelihood of greater volatility of net asset value).

Past performance is no guarantee of future results.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.

1

The ratio of yields on current coupon AAA-rated insured bonds to the yield on 30-year Treasury bonds was 124.1% as of September 30, 2008, with many individual bonds trading higher than that.(1) Management believes that this was the result of dislocation in the fixed-income marketplace caused by fears of the broader credit crisis, insurance companies’ mark-to-market risks and the decentralized nature of the municipal marketplace. Historically, this is a rare occurrence in the municipal bond market and is generally considered a signal that municipal bonds are significantly undervalued relative to taxable Treasury bonds.

Against this backdrop, management continues to manage all of its municipal funds with the same relative value approach that it has traditionally employed – maintaining a long-term perspective when markets exhibit extreme short-term volatility. We believe this approach has provided excellent long-term benefits to our investors over time.

(1) Source: Bloomberg L.P. Yields are a compilation of a representative variety of general obligations and are not necessarily representative of a Fund’s yield.

2

Eaton Vance National Municipals Fund as of September 30, 2008

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers Municipal Bond Index, an unmanaged index of municipal bonds, and the Lehman Brothers Municipal Bond Long 22+ Index, the long bond component of the Lehman Brothers Municipal Bond Index. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B, the Lehman Brothers Municipal Bond Index and the Lehman Brothers Municipal Bond Long 22+ Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Fund Performance(1)	Class A	Class B	Class C	Class I
Share Class Symbol	EANAX	EVHMX	ECHMX	EIHMX
Average Annual Total Returns (at net asset value)
One Year	-17.03%	-17.69%	-17.69%	-16.81%
Five Years	1.48	0.79	0.74	1.72
Ten Years	3.04	2.44	2.26	N.A.
Life of Fund†	5.18	5.38	3.59	3.90
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-20.95%	-21.63%	-18.47%	-16.81%
Five Years	0.50	0.47	0.74	1.72
Ten Years	2.54	2.44	2.26	N.A.
Life of Fund†	4.83	5.38	3.59	3.90

†Inception Dates – Class A: 4/5/94; Class B: 12/19/85; Class C: 12/3/93; Class I: 7/1/99

Total Annual
Operating Expenses(2)	Class A	Class B	Class C	Class I
Expense Ratio	1.26%	2.01%	2.01%	1.01%

Distribution Rates/Yields	Class A	Class B	Class C	Class I
Distribution Rate(3)	6.03%	5.18%	5.18%	6.30%
Taxable-Equivalent Distribution Rate(3),(4)	9.28	7.97	7.97	9.69
SEC 30-day Yield(5)	5.56	5.02	5.02	6.08
Taxable-Equivalent SEC 30-day Yield(4),(5)	8.55	7.72	7.72	9.35

Index Performance(6) (Average Annual Total Returns)

	Lehman Brothers Municipal Bond Index	Lehman Brothers Municipal Bond Long 22+ Index
One Year	-1.87%	-9.55%
Five Years	2.84	2.46
Ten Years	4.24	3.95

Lipper Averages(7)

Lipper General Municipal Debt Funds Classification – Average Annual Total Returns
One Year	-4.83%
Five Years	1.73
Ten Years	2.98

Portfolio Manager: Thomas M. Metzold, CFA

*Source: Lipper, Inc. and Morningstar, Inc.

A $10,000 hypothetical investment at net asset value in Class A and Class C on 9/30/98 and Class I on 7/1/99 (commencement of operations), would have been valued at $13,499 ($12,858 at the maximum offering price), $12,507 and $14,251, respectively, on 9/30/08. It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1) Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. Class I shares are not subject to a sales charge.

(2) Source: Prospectus dated 2/1/08. Includes interest expense of 0.62% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligations underlying such transactions, and, as a result, net asset value and performance have not been affected by this expense.

(3) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(4) Taxable-equivalent figures assume a maximum 35.00% federal income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(5) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6) It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only.

(7) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper General Municipal Debt Funds Classification contained 232, 204 and 149 funds for the 1-year, 5-year and 10-year periods, respectively. Lipper Averages are available as of month end only.

3

Eaton Vance National Municipals Fund as of September 30, 2008

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Rating Distribution*(1)

By total investments

* The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at September 30, 2008 is as follows, and the average rating is AA-:

AAA	28.2%	BB	0.3%
AA	39.7%	B	3.5%
A	15.1%	CCC	0.1%
BBB	7.4%	Non-Rated	5.7%

Fund Statistics(2)

•	Number of Issues:	272
•	Average Maturity:	27.7 years
•	Average Effective Maturity:	27.3 years
•	Average Call Protection:	11.5 years
•	Average Dollar Price:	$79.30
•	TOB Leverage (3):	17.0%

(1) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition.

(2) Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

(3) See Note 1I to the Fund’s financial statements. Tender option bond (TOB) leverage represents the amount of TOB Floating Rate Notes outstanding at 9/30/08 as a percentage of the Fund’s net assets plus Floating Rate Notes. Floating Rate Notes reflect adjustments for executed but unsettled TOB transactions and the effect of TOBs purchased in secondary market transactions.

4

Eaton Vance National Municipals Fund as of September 30, 2008

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2008 – September 30, 2008).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance National Municipals Fund

	Beginning Account Value (4/1/08)	Ending Account Value (9/30/08)	Expenses Paid During Period* (4/1/08 – 9/30/08)
Actual
Class A	$1,000.00	$916.50	$5.13
Class B	$1,000.00	$913.00	$8.70
Class C	$1,000.00	$913.00	$8.70
Class I	$1,000.00	$917.70	$3.98
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.70	$5.40
Class B	$1,000.00	$1,015.90	$9.17
Class C	$1,000.00	$1,015.90	$9.17
Class I	$1,000.00	$1,020.90	$4.19

* Expenses are equal to the Fund's annualized expense ratio of 1.07% for Class A shares, 1.82% for Class B shares, 1.82% for Class C shares and 0.83% for Class I shares, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2008.

5

Eaton Vance National Municipals Fund as of September 30, 2008

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 117.7%
Principal Amount (000's omitted)	Security	Value
Cogeneration — 1.0%
$22,150	Maryland Energy Cogeneration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$20,743,254
6,100	Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.50%, 1/1/13	5,845,020
21,950	Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.60%, 1/1/19	20,920,984
3,500	Pennsylvania Economic Development Financing Authority, (Northampton Generating), Junior Liens, (AMT), 6.875%, 1/1/11	3,363,710
5,000	Pennsylvania Economic Development Financing Authority, (Northampton Generating), Junior Liens, (AMT), 6.95%, 1/1/21	4,351,000
		$55,223,968
Education — 3.1%
$47,500	Connecticut Health and Educational Facilities Authority, (Yale University), 4.85%, 7/1/37(1)	$44,559,465
33,305	Houston, TX, Higher Educational Finance Corp., (Rice University), 4.50%, 11/15/37	28,003,510
31,200	Houston, TX, Higher Educational Finance Corp., (Rice University), 4.50%, 5/15/42	25,883,832
34,025	New Jersey Educational Facilities Authority, (Princeton University), 4.50%, 7/1/35	31,060,061
6,525	New Jersey Educational Facilities Authority, (Princeton University), 4.50%, 7/1/38	5,919,219
22,750	New York Dormitory Authority, (Columbia University), 5.00%, 7/1/38(2)	21,996,293
15,265	New York Dormitory Authority, (Vassar College), 4.25%, 7/1/39	12,230,776
		$169,653,156
Electric Utilities — 1.0%
$9,260	Brazos River Authority, TX, PCR, (Texas Energy Co.), (AMT), 5.40%, 5/1/29	$6,368,657
32,500	Brazos River Authority, TX, PCR, (Texas Energy Co.), (AMT), 8.25%, 5/1/33	31,436,600
5,000	Matagorda County, TX, Navigation District No. 1, (Reliant Energy), (AMT), 5.95%, 5/1/30	4,041,050
3,065	Nebraska Public Power District, 5.00%, 1/1/33	2,777,166
3,940	Nebraska Public Power District, 5.00%, 1/1/38	3,544,109
8,000	North Carolina Municipal Power Agency, (Catawba), 6.50%, 1/1/20	8,201,760
		$56,369,342

Principal Amount (000's omitted)	Security	Value
Escrowed / Prerefunded — 0.3%
$3,000	ABAG Finance Authority, CA, (Civic Center Drive Apartments), (AMT), Prerefunded to 9/1/09, 6.375%, 9/1/32	$3,147,480
2,400	Bexar County, TX, Health Facilities, (St. Luke's Lutheran), Escrowed to Maturity, 7.00%, 5/1/21	2,872,920
11,195	Colorado Health Facilities Authority, (Liberty Heights), Escrowed to Maturity, 0.00%, 7/15/22(2)	5,357,927
4,680	Louisiana Public Facilities Authority, (Southern Baptist Hospitals, Inc.), Escrowed to Maturity, 8.00%, 5/15/12	5,124,413
1,225	Willacy County, TX, Local Government Corp., Escrowed to Maturity, 6.00%, 3/1/09	1,241,207
		$17,743,947
General Obligations — 9.8%
$22,180	California, 4.75%, 9/1/35	$19,489,788
15,905	California, (AMT), 5.05%, 12/1/36	13,071,206
94,200	Clark County, NV, 5.00%, 6/1/38(1)	87,472,707
60,945	Florida Board of Education, 5.00%, 6/1/37(1)	56,653,009
81,410	Judson, TX, Independent School District, 4.50%, 2/1/35	68,850,879
41,625	Port Authority of Houston, TX, (Harris County), 5.625%, 10/1/38	38,918,959
40	Port Authority of Houston, TX, (Harris County), 5.625%, 10/1/38	37,399
36,300	San Francisco, CA, Bay Area Rapid Transit District, (Election of 2004), 4.75%, 8/1/37	32,383,472
5	San Francisco, CA, Bay Area Rapid Transit District, (Election of 2004), 4.75%, 8/1/37	4,461
10,000	South Carolina, 3.00%, 8/1/22(2)	7,826,300
121,025	Texas, (Transportation Commission-Mobility Fund), 4.50%, 4/1/32	104,196,474
115,000	Texas, (Transportation Commission-Mobility Fund), 4.50%, 4/1/33(1)	99,208,890
		$528,113,544
Health Care-Miscellaneous — 0.1%
$1,817	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 5.50%, 12/1/36(3)	$1,859,556
1,946	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 5.875%, 12/1/36(3)	1,992,579
		$3,852,135
Hospital — 13.2%
$34,260	Alabama Special Care Facilities Financing Authority, (Ascension Health), 5.00%, 11/15/39(1)	$30,134,239
6,065	Brevard County, FL, Health Facilities Authority, (Health First, Inc.), 5.00%, 4/1/36	4,906,342

See notes to financial statements
6

Eaton Vance National Municipals Fund as of September 30, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Hospital (continued)
$20,350	California Health Facilities Financing Authority, (Catholic Healthcare West), 5.625%, 7/1/32	$18,760,869
38,940	California Health Facilities Financing Authority, (Sutter Health), 5.25%, 11/15/46	34,543,674
4,855	California Statewide Communities Development Authority, (Catholic Healthcare West), 5.50%, 7/1/30	4,462,425
6,475	California Statewide Communities Development Authority, (Catholic Healthcare West), 5.50%, 7/1/31	5,910,833
4,835	California Statewide Communities Development Authority, (Catholic Healthcare West), 5.625%, 7/1/35	4,444,187
11,000	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/35	9,412,810
7,195	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	6,252,311
68,805	California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 3/1/41	59,369,770
59,740	California Statewide Communities Development Authority, (Sutter Health), 5.25%, 11/15/48	52,785,667
7,100	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	6,106,426
12,725	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	10,182,291
14,320	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	12,526,420
27,615	Colorado Health Facilities Authority, (Catholic Health Initiatives), 4.50%, 9/1/38	21,926,034
67,700	Indiana Health and Educational Facilities Authority, (Ascension Health), 5.00%, 11/15/36(1)	59,888,435
39,025	Maryland Health and Higher Educational Facilities Authority, (Medstar Health), 4.75%, 5/15/42	30,022,713
20,000	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	16,433,000
24,075	Michigan Hospital Finance Authority, (McLaren Healthcare), 5.00%, 8/1/35	19,991,398
25,000	Michigan Hospital Finance Authority, (McLaren Healthcare), 5.75%, 5/15/38	23,257,500
44,055	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 4.75%, 7/1/28(1)	39,904,432
54,300	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 5.00%, 7/1/36	50,527,779
200	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 5.00%, 7/1/36	186,104
12,795	New York Dormitory Authority, (NYU Hospital Center), 5.625%, 7/1/37	11,299,776
9,785	Ohio Higher Educational Facility Commission, (Cleveland Clinic Health), 5.25%, 1/1/33(4)	8,933,999
15,325	Ohio Higher Educational Facility Commission, (Cleveland Clinic Health), 5.50%, 1/1/43(4)	14,256,848
4,000	Oneida County, NY, Industrial Development Agency, (Elizabeth Medical Center), 6.00%, 12/1/29	3,466,440

Principal Amount (000's omitted)	Security	Value
Hospital (continued)
$41,400	Orange County, FL, Health Facilities Authority, (Orlando Regional Medical Center), 5.375%, 10/1/41	$35,102,232
63,000	South Miami, FL, Health Facilities Authority, (Baptist Health), 5.00%, 8/15/37(1)	53,866,890
75,000	South Miami, FL, Health Facilities Authority, (Baptist Health), 5.00%, 8/15/42(1)	63,051,750
		$711,913,594
Housing — 4.4%
$6,805	Arkansas Development Finance Authority, MFMR, (Park Apartments), (AMT), 5.95%, 12/1/28	$4,844,616
7,610	California Department of Veterans Affairs, Home Purchase Revenue, 5.20%, 12/1/28	7,309,938
22,350	California Housing Finance Agency, (AMT), 4.75%, 8/1/42	16,779,486
7,064	California Housing Finance Agency, (AMT), Variable Rate, 1.12%, 8/1/38(3)(5)(6)	3,302,773
16,000	Charter Mac Equity Trust, TN, 6.625%, 6/30/09(3)	16,394,720
12,500	Kentucky Housing Corp., Housing Revenue, (AMT), 5.65%, 7/1/38	11,234,250
8,845	Lake Creek, CO, (Affordable Housing Corp.), 6.25%, 12/1/23	8,452,371
14,660	New Hampshire Housing Finance Authority, Multi-Family Housing, (AMT), 6.20%, 7/1/36	12,939,502
27,380	New Jersey Housing and Mortgage Finance Agency, Single Family Housing, (AMT), 4.625%, 10/1/27	21,951,641
10,640	Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31	8,728,311
50,780	Virginia Housing Development Authority, (AMT), 4.90%, 1/1/33	41,045,982
23,335	Virginia Housing Development Authority, (AMT), 5.20%, 10/1/26(1)	20,825,227
6,940	Virginia Housing Development Authority, (AMT), Variable Rate, 1.043%, 10/1/35(3)(5)(6)	2,557,251
53,420	Virginia Housing Development Authority, Series A, (AMT), 5.10%, 10/1/35	44,728,032
20,000	Virginia Housing Development Authority, Series A1, (AMT), 5.10%, 10/1/35	16,745,800
		$237,839,900
Industrial Development Revenue — 9.8%
$6,620	Austin, TX, (Cargoport Development LLC), (AMT), 8.30%, 10/1/21	$6,646,215
2,250	Calhoun County, AR, Solid Waste Disposal Revenue, (Georgia-Pacific Corp.), (AMT), 6.375%, 11/1/26	1,820,948
6,050	Carbon County, UT, (Laidlaw Environmental), (AMT), 7.50%, 2/1/10	6,065,972
4,000	Courtland, AL, Solid Waste Disposal, (Champion International Corp.), (AMT), 6.70%, 11/1/29	3,777,800

See notes to financial statements
7

Eaton Vance National Municipals Fund as of September 30, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Industrial Development Revenue (continued)
$15,325	Denver, CO, City and County Special Facilities, (United Airlines), (AMT), 5.25%, 10/1/32	$9,827,922
37,970	Denver, CO, City and County Special Facilities, (United Airlines), (AMT), 5.75%, 10/1/32	26,220,943
5,495	Hardeman County, TN, (Correctional Facilities Corp.), 7.75%, 8/1/17	5,428,675
30,000	Houston, TX, Airport System, (Continental Airlines), (AMT), 6.75%, 7/1/29	24,443,400
116,525	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.25%, 10/1/35(1)	97,973,753
46,670	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	39,238,736
71,195	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.50%, 10/1/37(7)	61,872,015
10,805	McMinn County, TN, (Calhoun Newsprint - Bowater, Inc.), (AMT), 7.40%, 12/1/22	5,595,261
10,000	Michigan Strategic Fund, (S.D. Warren), Series A, (AMT), 7.375%, 1/15/22	10,016,900
15,000	Michigan Strategic Fund, (S.D. Warren), Series B, (AMT), 7.375%, 1/15/22	15,025,200
3,500	Michigan Strategic Fund, (S.D. Warren), Series C, (AMT), 7.375%, 1/15/22	3,505,880
5,025	New Jersey Economic Development Authority, (American Airlines, Inc.), (AMT), 7.10%, 11/1/31	2,736,816
18,820	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/29	14,349,874
4,950	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 9.00%, 6/1/33	4,963,612
7,000	New York, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 7.50%, 8/1/16	6,205,360
44,000	New York, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 7.625%, 8/1/25	37,322,120
10,000	New York, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 8.00%, 8/1/12	9,589,600
12,500	New York, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 8.50%, 8/1/28	11,431,625
5,000	Skowhegan, ME, (S.D. Warren), (AMT), 6.65%, 10/15/15	4,890,250
160,425	St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	124,225,099
		$533,173,976
Insured-Education — 1.2%
$3,610	Alabama State Board of Education, (Jefferson State Community College), (MBIA), 4.625%, 10/1/32	$3,043,483

Principal Amount (000's omitted)	Security	Value
Insured-Education (continued)
$41,120	Baldwin County, AL, Board of Education, (AMBAC), 4.50%, 7/1/37	$33,979,101
9,145	Broward County, FL, Educational Facilities Authority, (Nova Southeastern University), (AGC), 4.50%, 4/1/36	7,559,805
21,185	University of Vermont and State Agricultural College, (AMBAC), 5.00%, 10/1/43	19,306,738
		$63,889,127
Insured-Electric Utilities — 3.6%
$55,925	Hawaii Department of Budget and Finance, (Hawaiian Electric Company), (FGIC), (AMT), 4.60%, 5/1/26	$45,043,113
19,665	Los Angeles, CA, Department of Water and Power, (FSA), 4.625%, 7/1/37(2)	16,864,311
38,190	Matagorda County, TX, Navigation District No. 1, (AEP Texas Central Co.), (MBIA), (AMT), 5.20%, 5/1/30	32,595,547
66,785	Missouri Joint Municipal Electric Utility Commission, (AMBAC), 4.50%, 1/1/37	54,390,372
9,380	Missouri Joint Municipal Electric Utility Commission, (AMBAC), (BHAC), 4.50%, 1/1/37	7,942,515
21,010	Puerto Rico Electric Power Authority, (FGIC), 5.25%, 7/1/30	19,346,638
18,000	Sacramento, CA, Municipal Electric Utility District, (FSA), 5.00%, 8/15/28(1)	17,255,100
		$193,437,596
Insured-Escrowed / Prerefunded — 0.4%
$19,000	Massachusetts Turnpike Authority, (FGIC), Escrowed to Maturity, 5.00%, 1/1/20(1)	$19,721,430
		$19,721,430
Insured-General Obligations — 8.3%
$40,000	California, (AGC), 5.00%, 11/1/37(1)	$36,679,600
9,000	California, (FSA), 3.25%, 12/1/28	6,193,440
50,985	Detroit, MI, City School District, (FSA), 5.25%, 5/1/32	49,770,027
99,875	District of Columbia, (FGIC), 4.50%, 6/1/37	81,684,766
78,665	District of Columbia, (FGIC), 4.75%, 6/1/33	68,263,914
12,250	Frisco, TX, Independent School District, (FSA), 3.75%, 8/15/38	8,844,500
4,425	Geary County, KS, Unified School District #475, (MBIA), 3.00%, 9/1/26	3,055,463
51,625	Los Angeles, CA, Unified School District, (Election of 2005), (FSA), 4.75%, 7/1/32(1)	46,020,074
10,000	Montgomery County, TX, (Municipal Utility District No. 46 Waterworks and Sewer), (AMBAC), 4.00%, 3/1/30	7,752,800
5,000	Norwin, PA, School District, (FSA), 3.25%, 4/1/27	3,485,100
32,340	Puerto Rico, (AGC), 5.50%, 7/1/29(1)	31,710,664

See notes to financial statements
8

Eaton Vance National Municipals Fund as of September 30, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations (continued)
$34,145	Texas, (Transportation Commission-Mobility Fund), (FGIC), 4.50%, 4/1/28	$29,969,066
89,615	Texas, (Transportation Commission-Mobility Fund), (FGIC), 4.50%, 4/1/35	76,457,726
		$449,887,140
Insured-Hospital — 1.2%
$38,800	Maryland Health and Higher Educational Facilities Authority, (Lifebridge Health), (AGC), 4.75%, 7/1/47(1)	$33,421,738
15,210	Maryland Health and Higher Educational Facilities Authority, (Medlantic/Helix Issue), (AMBAC), 5.25%, 8/15/38	13,828,171
10,200	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/36	9,703,056
3,655	New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), (AGC), 5.00%, 7/1/38	3,388,551
1,860	Vermont Educational and Health Buildings Financing Agency, (Fletcher Allen Health), (FSA), 5.00%, 12/1/34	1,681,570
5,000	Wisconsin Health and Educational Facilities Authority, (Ministry Health Care), (MBIA), 5.125%, 2/15/22	4,706,350
		$66,729,436
Insured-Housing — 0.2%
$10,000	Rhode Island Housing and Mortgage Finance Corp., (Rental Housing Program), (FSA), (AMT), 5.50%, 10/1/49	$8,598,300
		$8,598,300
Insured-Industrial Development Revenue — 0.2%
$14,010	Clark County, NV, Industrial Development, (Southwest Gas Corp.), (FGIC), (AMT), 5.00%, 12/1/33	$9,757,685
		$9,757,685
Insured-Lease Revenue / Certificates of Participation — 2.6%
$3,100	Hudson, NY, Infrastructure Corp., (FGIC), 5.00%, 2/15/47	$2,790,992
76,995	Hudson, NY, Infrastructure Corp., (MBIA), 4.50%, 2/15/47	60,615,084
7,730	Jackson County, MO, (Harry S. Truman Sports Complex), (AMBAC), 4.50%, 12/1/31	6,542,826
67,150	San Diego County, CA, Water Authority, (FSA), 5.00%, 5/1/38	62,268,195
3,935	Western Regional Jail Authority, VA, (MBIA), 4.25%, 6/1/34	3,199,863

Principal Amount (000's omitted)	Security	Value
Insured-Lease Revenue / Certificates of Participation (continued)
$3,645	Western Regional Jail Authority, VA, (MBIA), 4.25%, 6/1/39	$2,906,013
		$138,322,973
Insured-Other Revenue — 3.2%
$115,985	Golden State Tobacco Securitization Corp., CA, (Tobacco Settlement Revenue), (AGC), 5.00%, 6/1/45	$103,222,011
68,155	Harris County-Houston, TX, Sports Authority, (MBIA), 0.00%, 11/15/34	11,152,884
25,000	Harris County-Houston, TX, Sports Authority, (MBIA), 0.00%, 11/15/41	2,543,000
15,195	Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AGC), 4.50%, 1/1/39	12,793,734
54,375	New York, NY, Industrial Development Agency, (Yankee Stadium), (MBIA), 4.75%, 3/1/46	44,621,756
		$174,333,385
Insured-Ports — 0.5%
$36,915	Alabama State Dock Authority, (MBIA), (AMT), 4.50%, 10/1/36	$28,351,458
		$28,351,458
Insured-Special Tax Revenue — 8.8%
$13,305	Illinois Sports Facility Authority, (AMBAC), 0.00%, 6/15/23	$5,657,020
31,010	Illinois Sports Facility Authority, (AMBAC), 0.00%, 6/15/24	12,326,785
10,000	Illinois Sports Facility Authority, (AMBAC), 0.00%, 6/15/25	3,724,100
43,225	Louisiana Gas and Fuels Tax, (FGIC), 4.50%, 5/1/41	35,734,972
11,500	Louisiana Gas and Fuels Tax, (FGIC), 5.00%, 5/1/41	10,502,950
41,845	Louisiana Gas and Fuels Tax, (FGIC), (FSA), 5.00%, 5/1/41	38,217,038
61,420	Louisiana Gas and Fuels Tax, (FSA), 4.75%, 5/1/39	53,735,129
61,695	Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), (MBIA), 0.00%, 12/15/31	15,716,184
106,655	Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), (MBIA), 0.00%, 12/15/32	25,675,058
37,180	New York, NY, Transitional Finance Authority, (FGIC), 4.25%, 1/15/34	29,631,345
29,200	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	25,923,468
17,670	New York Urban Development Corp., Personal Income Tax, (MBIA), 4.50%, 3/15/37	15,188,072
1,766,680	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	98,651,411

See notes to financial statements
9

Eaton Vance National Municipals Fund as of September 30, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Special Tax Revenue (continued)
$156,320	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	$16,812,216
310,060	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	31,257,149
247,755	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	23,365,774
9,185	Regional Transportation Authority, LA, (FGIC), 0.00%, 12/1/15	6,236,799
9,500	Regional Transportation Authority, LA, (FGIC), 0.00%, 12/1/21	4,242,985
31,935	San Jose, CA, Redevelopment Agency, (Merged Area), (XLCA), 4.25%, 8/1/36	24,379,818
		$476,978,273
Insured-Student Loan — 2.1%
$76,155	Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$71,397,597
10,000	Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/27	7,755,700
50,190	Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	36,858,030
		$116,011,327
Insured-Transportation — 14.9%
$10,000	Chicago, IL, (O'Hare International Airport), (AMBAC), (AMT), 5.375%, 1/1/32	$8,718,600
42,895	Chicago, IL, (O'Hare International Airport), (FSA), 4.50%, 1/1/38	35,663,761
69,995	Clark County, NV, Airport Authority, (FGIC), 5.00%, 7/1/36	63,561,060
20,000	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/37	2,875,800
15,720	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/38	2,107,580
75,300	Indianapolis, IN, Local Public Improvement Bond Bank, (Indianapolis Airport Authority), (AMBAC), (AMT), 5.00%, 1/1/36	61,365,735
23,805	Maryland Transportation Authority, (FSA), 4.50%, 7/1/41	20,140,458
56,100	Metropolitan Atlanta Rapid Transit Authority, GA, (FSA), 5.00%, 7/1/34(1)	52,845,359
10,000	Metropolitan Transportation Authority, NY, (BHAC), 4.50%, 11/15/38	8,497,000
52,480	Miami-Dade County, FL, Aviation Revenue, (Miami International Airport), (FSA), (AMT), 5.25%, 10/1/41	44,480,474
188,445	Minneapolis and St. Paul, MN, Metropolitan Airport Commission, (AMBAC), 4.50%, 1/1/32	158,704,610
7,905	Minneapolis and St. Paul, MN, Metropolitan Airport Commission, (AMBAC), (BHAC), 4.50%, 1/1/32	6,799,011
91,165	New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 4.75%, 12/15/37	81,883,491

Principal Amount (000's omitted)	Security	Value
Insured-Transportation (continued)
$104,265	North Texas Tollway Authority, (AGC), 0.00%, 1/1/33	$21,893,565
30,000	North Texas Tollway Authority, (AGC), 0.00%, 1/1/42	18,981,900
68,890	Orlando and Orange County, FL, Expressway Authority, (FSA), 4.50%, 7/1/35	57,260,679
26,945	Port Authority of New York and New Jersey, (AGC), (AMT), 4.50%, 9/1/35	21,189,279
20,995	Port Authority of New York and New Jersey, (FSA), (AMT), 4.25%, 12/1/32	15,880,408
16,175	Port Authority of New York and New Jersey, (FSA), (AMT), 4.50%, 12/1/36	12,699,316
80,255	Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/36	75,032,005
5,000	South Carolina Transportation Infrastructure Bank, (AMBAC), (XLCA), 4.50%, 10/1/32	4,112,950
15,270	Tampa-Hillsborough County, FL, Expressway Authority, (AMBAC), 4.00%, 7/1/34	11,527,170
50,000	Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/22	20,918,500
		$807,138,711
Insured-Water and Sewer — 6.3%
$70,800	Birmingham, AL, Waterworks and Sewer Board, (AMBAC), 4.50%, 1/1/39	$57,834,396
29,335	Birmingham, AL, Waterworks and Sewer Board, (AMBAC), 4.50%, 1/1/43	23,722,041
10,000	Birmingham, AL, Waterworks and Sewer Board, (AMBAC), (BHAC), 4.50%, 1/1/39	8,373,900
10,445	Castaic Lake, CA, Water Agency Certificates of Participation, (Water System Improvements), (AMBAC), 0.00%, 8/1/21	5,108,650
9,500	East Baton Rouge, LA, Sewer Commission, (FSA), 4.50%, 2/1/31	8,202,870
10,125	East Baton Rouge, LA, Sewer Commission, (FSA), 4.50%, 2/1/36	8,596,226
51,005	Honolulu, HI, City and County Wastewater System, (MBIA), 4.50%, 7/1/37	43,067,602
54,835	Louisville and Jefferson County, KY, Metropolitan Sewer District and Drainage System, (AGC), 4.25%, 5/15/38	43,364,066
34,770	New York, NY, Municipal Finance Authority, (FGIC), 4.50%, 6/15/39	29,092,407
58,235	New York, NY, Municipal Finance Authority, (FSA), 4.25%, 6/15/39	46,622,941
33,025	New York, NY, Municipal Finance Authority, (FSA), 4.50%, 6/15/39(2)	27,886,640
31,360	San Francisco, CA, City and County Public Utilities Commission, Water Revenue, (FSA), 4.25%, 11/1/33	25,293,094
20,805	Spartanburg, SC, Sanitation Sewer District, (MBIA), 4.00%, 3/1/40	15,461,652
		$342,626,485

See notes to financial statements
10

Eaton Vance National Municipals Fund as of September 30, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Lease Revenue / Certificates of Participation — 0.8%
$51,105	New York, NY, Transitional Finance Authority, (Building Aid), 4.50%, 1/15/38	$42,416,128
		$42,416,128
Nursing Home — 1.0%
$4,455	Delaware County, PA, Industrial Development Authority, (Care Institute, Inc.), 9.00%, 8/1/31(8)	$3,322,227
9,030	Hillsborough County, FL, Industrial Development Authority, (Tampa Bay Retirement Center), 7.50%, 6/1/25	8,913,332
1,915	Lackawanna County, PA, Industrial Development Authority, (Edella Street Associates), 8.875%, 9/1/14	2,025,955
12,650	Massachusetts Industrial Finance Agency, (Age Institute of Massachusetts), 8.05%, 11/1/25	12,684,281
11,015	Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	10,068,151
10,045	Montgomery, PA, Industrial Development Authority, (Advancement of Geriatric Health Care Institute), 8.375%, 7/1/23	10,048,315
3,500	Orange County, FL, Health Facilities Authority, (Westminster Community Care), 6.75%, 4/1/34	3,307,535
1,990	Westmoreland, PA, (Highland Health Systems, Inc.), 9.25%, 6/1/22	1,990,657
		$52,360,453
Other Revenue — 7.7%
$762,795	Buckeye Tobacco Settlement Financing Authority, OH, 0.00%, 6/1/47	$33,166,327
125,230	Golden State Tobacco Securitization Corp., CA, 5.00%, 6/1/45	98,230,412
33,100	Golden State Tobacco Securitization Corp., CA, 5.75%, 6/1/47	24,816,394
10,000	Main Street National Gas Inc., GA, 5.50%, 9/15/28	7,834,300
40,855	Michigan Tobacco Settlement Finance Authority, 6.00%, 6/1/48	30,862,276
23,650	Michigan Tobacco Settlement Finance Authority, 6.875%, 6/1/42	20,533,403
12,000	Non-Profit Preferred Funding Trust, Various States, 4.47%, 9/15/37(3)	11,047,560
19,000	Non-Profit Preferred Funding Trust, Various States, 4.72%, 9/15/37(3)	17,169,540
21,350	Northern Tobacco Securitization Corp., AK, 0.00%, 6/1/46	866,596
20,625	Salt Verde, AZ, Financial Corporation, Senior Gas Revenue, 5.00%, 12/1/37	14,495,456
23,300	Silicon Valley Tobacco Securitization Authority, CA, 0.00%, 6/1/36	2,353,300

Principal Amount (000's omitted)	Security	Value
Other Revenue (continued)
$15,000	Silicon Valley Tobacco Securitization Authority, CA, 0.00%, 6/1/41	$1,001,100
27,555	Silicon Valley Tobacco Securitization Authority, CA, Class A, 0.00%, 6/1/47	1,118,457
14,000	Silicon Valley Tobacco Securitization Authority, CA, Class B, 0.00%, 6/1/47	508,480
86,665	Texas Municipal Gas Acquisition and Supply Corp., 5.625%, 12/15/17	77,429,978
16,925	Texas Municipal Gas Acquisition and Supply Corp., 6.25%, 12/15/26	14,719,165
37,685	Tobacco Settlement Financing Corp., NJ, 5.00%, 6/1/41	23,864,403
102,710	Tobacco Settlement Financing Corp., VA, 0.00%, 6/1/47	4,200,839
13,300	Tobacco Settlement Financing Corp., VA, 5.00%, 6/1/47	8,497,636
18,360	Tobacco Settlement Financing Corp., VA, Prerefunded to 6/1/15, 5.625%, 6/1/37(1)	19,981,678
1,925	Tobacco Settlement Management Authority, SC, Escrowed to Maturity, 6.375%, 5/15/30	1,994,300
2,690	Willacy County, TX, Local Government Corp., 6.00%, 9/1/10	2,644,539
		$417,336,139
Pooled Loans — 0.4%
$25,530	Rickenbacker Port Authority, OH, Oasbo Expanded Asset Pool Loan, 5.375%, 1/1/32(1)	$24,183,207
		$24,183,207
Senior Living / Life Care — 0.9%
$9,260	Albuquerque, NM, Retirement Facilities, (La Vida Liena Retirement Center), 6.60%, 12/15/28	$8,437,712
6,035	Arizona Health Facilities Authority, (Care Institute, Inc. - Mesa), 7.625%, 1/1/26(9)	5,582,797
600	Kansas City, MO, Industrial Development Authority, (Kingswood United Methodist Manor), 5.375%, 11/15/09	592,044
9,345	New Jersey Economic Development Authority, (Forsgate), (AMT), 8.625%, 6/1/25(10)	8,088,097
12,495	North Miami, FL, Health Care Facilities Authority, (Imperial Club), 6.125%, 1/1/42	10,132,071
7,915	Roseville, MN, Elder Care Facility, (Care Institute, Inc. - Roseville), 7.75%, 11/1/23(9)	7,264,150
12,140	St. Paul, MN, Housing and Redevelopment Authority, (Care Institute, Inc. - Highland), 8.75%, 11/1/24(9)	11,001,632
		$51,098,503

See notes to financial statements
11

Eaton Vance National Municipals Fund as of September 30, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Special Tax Revenue — 1.0%
$5,280	New Jersey Economic Development Authority, (Cigarette Tax), 5.50%, 6/15/24	$4,613,875
10,000	New Jersey Economic Development Authority, (Cigarette Tax), 5.75%, 6/15/29	8,781,000
1,550	New Jersey Economic Development Authority, (Cigarette Tax), 5.75%, 6/15/34	1,320,724
463,895	Puerto Rico Sales Tax Financing, 0.00%, 8/1/56	21,761,315
17,365	Scottsdale, AZ, (Municipal Property Corp.), 4.50%, 7/1/32	15,413,348
3,840	University Square, FL, Community Development District, 6.75%, 5/1/20	3,880,358
		$55,770,620
Transportation — 5.6%
$6,425	Metropolitan Transportation Authority, NY, 4.50%, 11/15/37	$5,343,094
78,000	Metropolitan Transportation Authority, NY, 4.50%, 11/15/38	64,984,920
66,265	North Texas, Tollway Authority, 5.75%, 1/1/38	60,028,138
32,885	Port Authority of New York and New Jersey, 4.75%, 7/15/33	29,855,305
3,615	Port Authority of New York and New Jersey, (AMT), 4.75%, 12/1/34	3,037,359
10	Port Authority of New York and New Jersey, (AMT), 4.75%, 4/15/37	8,231
101,490	Port Authority of New York and New Jersey, (AMT), 4.75%, 4/15/37(1)	83,542,508
10	Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23	9,294
28,890	Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23	26,850,559
29,110	Triborough Bridge and Tunnel Authority, NY, 5.00%, 11/15/37	27,006,803
		$300,666,211
Water and Sewer — 4.1%
$27,660	Massachusetts Water Resources Authority, 4.00%, 8/1/46	$19,985,733
34,800	Metropolitan Water District of Southern California, (Waterworks Revenue Authorization), 5.00%, 7/1/37(1)	32,680,332
14,450	New York, NY, Municipal Water Finance Authority, 4.50%, 6/15/32	12,427,722
8,255	New York, NY, Municipal Water Finance Authority, 4.50%, 6/15/38	6,936,677
11,690	New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 4.25%, 6/15/33	9,557,276
121,150	New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 4.75%, 6/15/33(1)	108,492,975

Principal Amount (000's omitted)	Security	Value
Water and Sewer (continued)
$8,140	Portland, OR, Sewer System Revenue, 4.75%, 6/15/25	$7,612,854
27,460	Upper Occoquan, VA, Sewer Authority, 4.50%, 7/1/38	23,324,249
		$221,017,818
Total Tax-Exempt Investments — 117.7% (identified cost $7,434,712,011)		$6,374,515,967
Other Assets, Less Liabilities — (17.7)%		$(960,559,922)
Net Assets — 100.0%		$5,413,956,045

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC - Berkshire Hathaway Assurance Corp.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

MFMR - Multi Family Mortgage Revenue

PCR - Pollution Control Revenue

XLCA - XL Capital Assurance, Inc.

At September 30, 2008, the concentration of the Fund's investments in various states, determined as a percentage of net assets, is as follows:

New York	21.5%

Texas	15.5%

California	14.6%

Others, representing less than 10% individually	66.1%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2008, 45.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.5% to 12.3% of total investments.

(1)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(2)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(3)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, the aggregate value of these securities is $54,323,979 or 1.0% of the Fund's net assets.

See notes to financial statements
12

Eaton Vance National Municipals Fund as of September 30, 2008

PORTFOLIO OF INVESTMENTS CONT'D

(4)  When-issued security.

(5)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at September 30, 2008.

(6)  Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security.

(7)  Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(8)  Defaulted bond.

(9)  Security is in default with respect to scheduled principal payments.

(10)  Security is in default and is making only partial interest payments.

See notes to financial statements
13

Eaton Vance National Municipals Fund as of September 30, 2008

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of September 30, 2008

Assets
Investments, at value (identified cost $7,434,712,011)	$6,374,515,967
Interest receivable	104,700,526
Receivable for investments sold	10,907,291
Receivable for Fund shares sold	16,591,144
Receivable for variation margin on open financial futures contracts	74,375,000
Receivable for open swap contracts	125,136
Total assets	$6,581,215,064
Liabilities
Payable for floating rate notes issued	$943,304,000
Demand note payable	138,800,000
Payable for investments purchased	6,863,358
Payable for when-issued securities	25,536,171
Payable for closed swap contracts	329,881
Payable for Fund shares redeemed	29,901,691
Distributions payable	10,090,577
Due to custodian	23,585
Payable to affiliates:
Investment adviser fee	1,617,877
Distribution and service fees	1,765,943
Interest expense and fees payable	8,221,237
Accrued expenses	804,699
Total liabilities	$1,167,259,019
Net Assets	$5,413,956,045
Sources of Net Assets
Paid-in capital	$6,697,874,840
Accumulated net realized loss	(241,134,777)
Accumulated undistributed net investment income	8,258,293
Net unrealized depreciation	(1,051,042,311)
Net Assets	$5,413,956,045
Class A Shares
Net Assets	$3,987,955,872
Shares Outstanding	440,227,124
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.06
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$9.51
Class B Shares
Net Assets	$138,051,937
Shares Outstanding	15,237,753
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$9.06
Class C Shares
Net Assets	$1,143,256,012
Shares Outstanding	126,191,629
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$9.06
Class I Shares
Net Assets	$144,692,224
Shares Outstanding	15,970,273
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.06
On sales of $25,000 or more, the offering price of Class A shares is reduced.

* Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Year Ended
September 30, 2008

Investment Income
Interest	$373,644,012
Total investment income	$373,644,012
Expenses
Investment adviser fee	$19,909,045
Distribution and service fees
Class A	11,139,389
Class B	1,616,423
Class C	12,758,150
Trustees' fees and expenses	41,123
Custodian fee	758,166
Transfer and dividend disbursing agent fees	2,180,311
Legal and accounting services	220,598
Printing and postage	300,500
Registration fees	405,620
Interest expense and fees	28,268,115
Miscellaneous	426,988
Total expenses	$78,024,428
Deduct — Reduction of custodian fee	$516,258
Total expense reductions	$516,258
Net expenses	$77,508,170
Net investment income	$296,135,842
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions	$(20,571,556)
Financial futures contracts	(205,927,429)
Swap contracts	(27,288,808)
Net realized loss	$(253,787,793)
Change in unrealized appreciation (depreciation) — Investments	$(1,166,148,927)
Financial futures contracts	4,606,276
Swap contracts	(2,542,113)
Net change in unrealized appreciation (depreciation)	$(1,164,084,764)
Net realized and unrealized loss	$(1,417,872,557)
Net decrease in net assets from operations	$(1,121,736,715)

See notes to financial statements
14

Eaton Vance National Municipals Fund as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	For the Year Ended September 30, 2008	For the Year Ended September 30, 2007
From operations — Net investment income	$296,135,842	$236,752,107
Net realized loss from investment transactions, financial futures contracts and swap contracts	(253,787,793)	(10,149,772)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	(1,164,084,764)	(168,688,560)
Net increase (decrease) in net assets from operations	$(1,121,736,715)	$57,913,775
Distributions to shareholders — From net investment income Class A	$(226,429,897)	$(182,156,469)
Class B	(6,823,386)	(6,042,672)
Class C	(53,946,313)	(41,801,397)
Class I	(7,612,886)	(6,290,466)
Total distributions to shareholders	$(294,812,482)	$(236,291,004)
Transactions in shares of beneficial interest — Proceeds from sale of shares Class A	$1,799,648,475	$2,233,505,164
Class B	31,126,752	56,490,915
Class C	500,609,186	766,113,589
Class I	149,872,335	153,566,977
Net asset value of shares issued to shareholders in payment of distributions declared Class A	140,212,806	111,268,215
Class B	3,925,847	3,456,739
Class C	29,833,080	23,191,417
Class I	5,730,011	5,032,964
Cost of shares redeemed Class A	(1,555,404,030)	(830,456,403)
Class B	(30,916,238)	(20,291,846)
Class C	(422,628,598)	(199,151,037)
Class I	(115,212,306)	(96,464,039)
Net asset value of shares exchanged Class A	2,213,067	2,291,497
Class B	(2,213,067)	(2,291,497)
Net increase in net assets from Fund share transactions	$536,797,320	$2,206,262,655
Net increase (decrease) in net assets	$(879,751,877)	$2,027,885,426

Net Assets
At beginning of year	$6,293,707,922	$4,265,822,496
At end of year	$5,413,956,045	$6,293,707,922
Accumulated undistributed net investment income included in net assets
At end of year	$8,258,293	$7,463,123

See notes to financial statements
15

Eaton Vance National Municipals Fund as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Statement of Cash Flows

For the Year Ended
September 30, 2008

Cash Flows From Operating Activities
Net decrease in net assets from operations	$(1,121,736,715)
Adjustments to reconcile net decrease in net assets from operations to net cash provided by (used in) operating activities:
Investments purchased	(4,971,228,758)
Investments sold	4,424,252,838
Decrease in short-term investments, net	18,125,000
Net accretion/amortization of premium (discount)	(34,764,675)
Increase in interest receivable	(23,676,971)
Decrease in receivable for investments sold	53,184,815
Increase in receivable for variation margin on open financial futures contracts	(74,375,000)
Decrease in receivable for open swap contracts	2,651,997
Decrease in payable for investments purchased	(23,741,998)
Decrease in payable for when-issued securities	(9,885,655)
Decrease in payable for open swap contracts	(109,884)
Decrease in payable for closed swap contracts	(5,661,236)
Increase in payable to affiliate for investment adviser fee	24,062
Decrease in payable to affiliate for distribution and service fees	(2,379,212)
Decrease in interest expense and fees payable	(373,520)
Increase in accrued expenses	71,748
Net change in unrealized (appreciation) depreciation from investments	1,166,148,927
Net realized loss from investments	20,571,556
Net cash used in operating activities	$(582,902,681)
Cash Flows From Financing Activities
Proceeds from Fund shares sold	$2,486,966,264
Fund shares redeemed	(2,109,527,666)
Cash distributions paid, net of reinvestments	(113,583,512)
Proceeds from secured borrowings	1,060,261,000
Repayment of secured borrowings	(880,847,950)
Increase in demand note payable	138,800,000
Increase in due to custodian	23,585
Net cash provided by financing activities	$582,091,721
Net decrease in cash	$(810,960)
Cash at beginning of year	$810,960
Cash at end of year	$—
Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of:	$179,701,744

See notes to financial statements
16

Eaton Vance National Municipals Fund as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Year Ended September 30,
	2008	2007		2006	2005		2004
Net asset value — Beginning of year	$11.490	$11.780		$11.270	$10.920		$10.840
Income (loss) from operations
Net investment income(1)	$0.533	$0.521		$0.565	$0.574		$0.654
Net realized and unrealized gain (loss)	(2.431)	(0.290)		0.478	0.355		0.079
Total income (loss) from operations	$(1.898)	$0.231		$1.043	$0.929		$0.733
Less distributions
From net investment income	$(0.532)	$(0.521)		$(0.533)	$(0.579)		$(0.653)
Total distributions	$(0.532)	$(0.521)		$(0.533)	$(0.579)		$(0.653)
Net asset value — End of year	$9.060	$11.490		$11.780	$11.270		$10.920
Total Return(2)	(17.03)%	1.95%		9.50%	8.69%		6.94%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$3,987,956	$4,647,177		$3,259,363	$2,147,435		$1,769,191
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.64%	0.64	%(3)	0.72%	0.77	%(4)	0.79	%(4)
Interest and fee expense(5)	0.46%	0.62%		0.61%	0.44	%(4)	0.33	%(4)
Total expenses before custodian fee reduction	1.10%	1.26	%(3)	1.33%	1.21	%(4)	1.12	%(4)
Expenses after custodian fee reduction excluding interest and fees	0.63%	0.63	%(3)	0.71%	0.76	%(4)	0.79	%(4)
Net investment income	5.00%	4.44%		4.93%	5.14%		6.05%
Portfolio Turnover of the Portfolio(6)	—	—		—	—		9%
Portfolio Turnover of the Fund	64%	65%		58%	54%		—

(1)  Computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.005% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(4)  Includes the Fund's share of the corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements
17

Eaton Vance National Municipals Fund as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Year Ended September 30,
	2008	2007		2006	2005		2004
Net asset value — Beginning of year	$11.490	$11.780		$11.270	$10.920		$10.850
Income (loss) from operations
Net investment income(1)	$0.454	$0.434		$0.478	$0.482		$0.598
Net realized and unrealized gain (loss)	(2.435)	(0.290)		0.480	0.364		0.063
Total income (loss) from operations	$(1.981)	$0.144		$0.958	$0.846		$0.661
Less distributions
From net investment income	$(0.449)	$(0.434)		$(0.448)	$(0.496)		$(0.595)
Total distributions	$(0.449)	$(0.434)		$(0.448)	$(0.496)		$(0.595)
Contigent deferred sales charges	$—	$—		$—	$—		$0.004
Net asset value — End of year	$9.060	$11.490		$11.780	$11.270		$10.920
Total Return(2)	(17.69)%	1.20%		8.69%	8.15	%(3)	6.25%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$138,052	$173,176		$140,593	$83,629		$29,577
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.39%	1.39	%(4)	1.47%	1.52	%(5)	1.17	%(5)
Interest and fee expense(6)	0.46%	0.62%		0.61%	0.44	%(5)	0.33	%(5)
Total expenses before custodian fee reduction	1.85%	2.01	%(4)	2.08%	1.96	%(5)	1.50	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.38%	1.38	%(4)	1.46%	1.51	%(5)	1.17	%(5)
Net investment income	4.25%	3.69%		4.17%	4.30%		5.44%
Portfolio Turnover of the Portfolio(7)	—	—		—	—		9%
Portfolio Turnover of the Fund	64%	65%		58%	54%		—

(1)  Computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Total return reflects an increase of 0.19% due to a change in the timing of the payment and reinvestment of distributions.

(4)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.005% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(5)  Includes the Fund's share of the corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements
18

Eaton Vance National Municipals Fund as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Year Ended September 30,
	2008	2007		2006	2005		2004
Net asset value — Beginning of year	$11.490	$11.780		$11.270	$10.920		$10.840
Income (loss) from operations
Net investment income(1)	$0.453	$0.431		$0.480	$0.486		$0.565
Net realized and unrealized gain (loss)	(2.434)	(0.287)		0.478	0.360		0.087
Total income (loss) from operations	$(1.981)	$0.144		$0.958	$0.846		$0.652
Less distributions
From net investment income	$(0.449)	$(0.434)		$(0.448)	$(0.496)		$(0.572)
Total distributions	$(0.449)	$(0.434)		$(0.448)	$(0.496)		$(0.572)
Net asset value — End of year	$9.060	$11.490		$11.780	$11.270		$10.920
Total Return(2)	(17.69)%	1.20%		8.69%	7.99	%(3)	6.15%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$1,143,256	$1,334,054		$783,143	$388,276		$224,955
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.39%	1.39	%(4)	1.47%	1.52	%(5)	1.53	%(5)
Interest and fee expense(6)	0.46%	0.62%		0.61%	0.44	%(5)	0.33	%(5)
Total expenses before custodian fee reduction	1.85%	2.01	%(4)	2.08%	1.96	%(5)	1.86	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.38%	1.38	%(4)	1.46%	1.51	%(5)	1.53	%(5)
Net investment income	4.25%	3.68%		4.18%	4.35%		5.19%
Portfolio Turnover of the Portfolio(7)	—	—		—	—		9%
Portfolio Turnover of the Fund	64%	65%		58%	54%		—

(1)  Computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Total return reflects an increase of 0.10% due to a change in the timing of the payment and reinvestment of distributions.

(4)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.005% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(5)  Includes the Fund's share of the corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements
19

Eaton Vance National Municipals Fund as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class I
	Year Ended September 30,
	2008	2007		2006	2005		2004
Net asset value — Beginning of year	$11.490	$11.780		$11.270	$10.920		$10.850
Income (loss) from operations
Net investment income(1)	$0.559	$0.549		$0.601	$0.590		$0.673
Net realized and unrealized gain (loss)	(2.429)	(0.289)		0.471	0.368		0.078
Total income (loss) from operations	$(1.870)	$0.260		$1.072	$0.958		$0.751
Less distributions
From net investment income	$(0.560)	$(0.550)		$(0.562)	$(0.608)		$(0.681)
Total distributions	$(0.560)	$(0.550)		$(0.562)	$(0.608)		$(0.681)
Net asset value — End of year	$9.060	$11.490		$11.780	$11.270		$10.920
Total Return(2)	(16.81)%	2.20%		9.77%	8.92%		7.17%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$144,692	$139,301		$82,723	$15,208		$5,400
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.40%	0.39	%(3)	0.47%	0.52	%(4)	0.53	%(4)
Interest and fee expense(5)	0.46%	0.62%		0.61%	0.44	%(4)	0.33	%(4)
Total expenses before custodian fee reduction	0.86%	1.01	%(3)	1.08%	0.96	%(4)	0.86	%(4)
Expenses after custodian fee reduction excluding interest and fees	0.39%	0.38	%(3)	0.46%	0.51	%(4)	0.53	%(4)
Net investment income	5.26%	4.68%		5.22%	5.27%		6.18%
Portfolio Turnover of the Portfolio(6)	—	—		—	—		9%
Portfolio Turnover of the Fund	64%	65%		58%	54%		—

(1)  Computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.005% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(4)  Includes the Fund's share of the corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements
20

Eaton Vance National Municipals Fund as of September 30, 2008

NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies

Eaton Vance National Municipals Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund seeks to provide current income exempt from regular federal income tax. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class's paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Municipal bonds and taxable obligations, if any, are generally valued on the basis of valuations furnished by a pricing vendor, as derived from such vendor's pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Financial futures contracts and options on financial futures contracts listed on commodity exchanges are valued based on the closing price on the primary exchange on which such contracts trade. Interest rate swaps are normally valued using valuations provided by a pricing vendor. Such vendor valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap curves provided by electronic data services or by broker/dealers. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates market value. Investments for which valuations or market quotations are not readily available, and investments for which the price of a security is not believed to represent its fair market value, are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

At September 30, 2008, the Fund, for federal income tax purposes, had a capital loss carryforward of $43,287,232 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on September 30, 2013 ($2,604,551) and September 30, 2016 ($40,682,681).

Additionally, at September 30, 2008, the Fund had net capital losses of $200,943,434 attributable to security transactions incurred after October 31, 2007. These net capital losses are treated as arising on the first day of the Fund's taxable year ending September 30, 2009.

21

Eaton Vance National Municipals Fund as of September 30, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

As of September 30, 2008, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund's federal tax returns filed in the 3-year period ended September 30, 2008 remain subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Floating Rate Notes Issued in Conjunction with Securities Held — The Fund may invest in inverse floating rate securities, also referred to as tender option bonds (TOBs), whereby the Fund may sell a fixed rate bond to a broker for cash. At the same time, the Fund buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker, often referred to as an inverse floating rate obligation (Inverse Floater). The broker deposits a fixed rate bond into the SPV with the same CUSIP number as the fixed rate bond sold to the broker by the Fund, and which may have been, but is not required to be, the fixed rate bond purchased from the Fund (the Fixed Rate Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The Fund may enter into shortfall and forbearance agreements with the broker by which the Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Fixed Rate Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to tender their notes at par, and (2) to have the broker transfer the Fixed Rate Bond held by the SPV to the Fund, thereby collapsing the SPV. Pursuant to Financial Accounting Standards Board (FASB) Statement No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities" (FAS 140), the Fund accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bond in its Portfolio of Investments and the Floating Rate Notes as a liability under the caption "Payable for floating rate notes issued" in its Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Interest expense related to the Fund's liability with respect to Floating Rate Notes is recorded as incurred. At September 30, 2008, the amount of the Fund's Floating Rate Notes outstanding and the related collateral were $943,304,000 and $1,160,073,462, respectively. The range of interest rates on the Floating Rate Notes outstanding at September 30, 2008 was 5.32% to 8.44%.

The Fund's investment policies and restrictions expressly permit investments in Inverse Floaters. Inverse floating rate securities typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in

22

Eaton Vance National Municipals Fund as of September 30, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of inverse floating rate securities are generally more volatile than that of a fixed rate bond. The Fund's investment policies do not allow the Fund to borrow money for purposes of making investments. Management believes that the Fund's restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Fund's Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Fund's restrictions apply. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933.

J  Financial Futures Contracts — The Fund may enter into financial futures contracts. The Fund's investment in financial futures contracts is designed for hedging against changes in interest rates or as a substitute for the purchase of securities. Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. In entering such contracts, the Fund bears the risk if the counterparties do not perform under the contracts' terms.

K  Interest Rate Swaps — The Fund may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates, or as substitution for the purchase or sale of securities. Pursuant to these agreements, the Fund makes periodic payments at a fixed interest rate and, in exchange, receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

L  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

M  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Fund is the amount included in the Fund's Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments.

2  Distributions to Shareholders

The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards, if any) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

23

Eaton Vance National Municipals Fund as of September 30, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

The tax character of distributions declared for the years ended September 30, 2008 and September 30, 2007 was as follows:

	Year Ended September 30,
	2008	2007
Distributions declared from:
Tax-exempt income	$293,206,024	$236,019,090
Ordinary income	$1,606,458	$271,914

During the year ended September 30, 2008, accumulated net realized loss was decreased by $523,000, paid-in capital was increased by $5,190 and accumulated undistributed net investment income was decreased by $528,190 due to differences between book and tax accounting, primarily for accretion of market discount. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of September 30, 2008, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

Undistributed income	$18,348,870
Capital loss carryforward and post October losses	$(244,230,666)
Net unrealized depreciation	$(1,047,946,422)
Other temporary differences	$(10,090,577)

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, the timing of recognizing distributions to shareholders, futures contracts, accretion of market discount and inverse floaters.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

Daily Net Assets	Annual Asset Rate	Daily Income Rate
Up to $500 million	0.300%	3.00%
$500 million up to $1billion	0.275%	2.75%
$1 billion up to $1.5 billion	0.250%	2.50%
$1.5 billion up to $2 billion	0.225%	2.25%
$2 billion up to $3 billion	0.200%	2.00%
$3 billion and over	0.175%	1.75%

For the year ended September 30, 2008, the investment adviser fee amounted to $19,909,045, representing 0.32% of the Fund's average daily net assets.

EVM serves as administrator of the Fund, but receives no compensation. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the year ended September 30, 2008, EVM earned $109,992 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $639,278 as its portion of the sales charge on sales of Class A shares for the year ended September 30, 2008. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended September 30, 2008, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended September 30, 2008 amounted

24

Eaton Vance National Municipals Fund as of September 30, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

to $11,139,389 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the year ended September 30, 2008, the Fund paid or accrued to EVD $1,217,772 and $9,613,775 for Class B and Class C shares, respectively, representing 0.75% of the average daily net assets for Class B and Class C shares. At September 30, 2008, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $5,610,000 and $131,419,000, respectively. The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for year ended September 30, 2008 amounted to $398,651 and $3,144,375 for Class B and Class C shares, respectively.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase) or a 1% or 0.50% CDSC if redeemed within one year or two years, respectively, on purchases through the Eaton Vance Supplemental Retirement Account. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the year ended September 30, 2008, the Fund was informed that EVD received approximately $1,037,000, $574,000 and $569,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $4,971,228,758 and $4,424,252,838, respectively, for the year ended September 30, 2008.

7  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Year Ended September 30, 2008	Year Ended September 30,2007
Sales	168,275,901	189,691,358
Issued to shareholders electing to receive payments of distributions in Fund shares	13,453,410	9,476,225
Redemptions	(146,252,881)	(71,518,537)
Exchange from Class B shares	213,680	194,923
Net increase	35,690,110	127,843,969

25

Eaton Vance National Municipals Fund as of September 30, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

Class B	Year Ended September 30, 2008	Year Ended September 30, 2007
Sales	2,916,826	4,783,820
Issued to shareholders electing to receive payments of distributions in Fund shares	376,514	294,204
Redemptions	(2,920,149)	(1,741,522)
Exchange to Class A shares	(213,441)	(194,824)
Net increase	159,750	3,141,678
Class C	Year Ended September 30, 2008	Year Ended September 30, 2007
Sales	46,817,579	64,875,259
Issued to shareholders electing to receive payments of distributions in Fund shares	2,864,292	1,976,652
Redemptions	(39,640,879)	(17,186,330)
Net increase	10,040,992	49,665,581
Class I	Year Ended September 30, 2008	Year Ended September 30, 2007
Sales	14,223,878	13,051,397
Issued to shareholders electing to receive payments of distributions in Fund shares	551,703	428,041
Redemptions	(10,928,779)	(8,376,899)
Net increase	3,846,802	5,102,539

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$6,371,873,525
Gross unrealized appreciation	$22,135,672
Gross unrealized depreciation	(1,070,207,230)
Net unrealized depreciation	$(1,048,071,558)

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At September 30, 2008, the Fund had a balance outstanding pursuant to this line of credit of $138,800,000 at an interest rate of 2.185%. The Fund's average borrowings or allocated fees during the year ended September 30, 2008 were not significant.

10  Overdraft Advances

Pursuant to the custodian agreement, SSBT may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, a rate above the Federal Funds rate). This obligation is payable on demand to SSBT. SSBT has a lien on the Fund's assets to the extent of any overdraft. At September 30, 2008, the Fund had a payment due to SSBT pursuant to the foregoing arrangement of $23,585.

11  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at September 30, 2008 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
12/08	28,000 U.S. Treasury Bond	Short	$(3,289,843,760)	$(3,280,815,163)	$9,028,597

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Appreciation
JPMorgan			3-month	September 14, 2009/
Chase Co.	$20,075,000	4.743%	USD-LIBOR-BMA	September 14, 2039	$125,136

26

Eaton Vance National Municipals Fund as of September 30, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At September 30, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

12  Recently Issued Accounting Pronouncements

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with accounting principles generally accepted in the United States of America and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of September 30, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements on changes in net assets for the period.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (FAS 161), "Disclosures about Derivative Instruments and Hedging Activities". FAS 161 requires enhanced disclosures about an entity's derivative and hedging activities, including qualitative disclosures about the objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative instruments. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund's financial statement disclosures.

13  Plan of Reorganization

In June 2008, the Trustees of the Trust approved a Plan of Reorganization whereby the Fund will acquire all the assets and assume the liabilities of the Eaton Vance Florida Plus Municipals Fund (Florida Plus Fund) in exchange for the issuance of shares of the Fund. The Plan of Reorganization was approved by the shareholders of the Florida Plus Fund on October 31, 2008. The transaction is expected to occur on or about November 21, 2008.

27

Eaton Vance National Municipals Fund as of September 30, 2008

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of Eaton Vance Municipals Trust and Shareholders of Eaton Vance National Municipals Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Eaton Vance National Municipals Fund ("the Fund") (one of the funds constituting Eaton Vance Municipals Trust) as of September 30, 2008, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned at September 30, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Eaton Vance National Municipals Fund as of September 30, 2008, the results of its operations and cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 17, 2008

28

Eaton Vance National Municipals Fund as of September 30, 2008

FEDERAL TAX INFORMATION (Unaudited)

The Form 1099-DIV you receive in January 2009 will show the tax status of all distributions paid to your account in calendar 2008. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of the Fund's fiscal year end regarding exempt-interest dividends.

Exempt-Interest Dividends — The Fund designates 99.46% of dividends from net investment income as an exempt-interest dividend.

29

Eaton Vance National Municipals Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 21, 2008, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2008. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

30

Eaton Vance National Municipals Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2008, the Board met eleven times and the Contract Review Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, seven and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective. The Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee are newly established and did not meet during the twelve-month period ended April 30, 2008.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of the Eaton Vance National Municipals Fund (the "Fund") with Boston Management and Research (the "Adviser"), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. Specifically, the Board considered the Adviser's large municipal bond team, which includes portfolio managers and credit specialists who provide services to the Fund. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

31

Eaton Vance National Municipals Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2007 for the Fund. On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Fund (referred to collectively as "management fees"). As part of its review, the Board considered the Fund's management fee and total expense ratio for the year ended September 30, 2007, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered the fact that the Adviser had waived fees and/or paid expenses for the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to the Fund that the management fees charged to the Fund for advisory and related services and the total expense ratio of the Fund are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and, if applicable, its affiliates in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser in connection with its relationship with the Fund.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the Adviser's profitability may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and the Fund. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

32

Eaton Vance National Municipals Fund

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Municipals Trust (the Trust) are responsible for the overall management and supervision of the Trust's affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

Name and Date of Birth	Position(s) with the Trust	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Interested Trustee

Thomas E. Faust Jr. 5/31/58	Trustee	Since 2007	Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or Officer of 173 registered investment companies and 5 private investment companies managed by EVM or BMR. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC, and EV, which are affiliates of the Trust.	173	Director of EVC

Name and Date of Birth	Position(s) with the Trust	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Noninterested Trustees

Benjamin C. Esty 1/2/63	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration, Harvard University Graduate School of Business Administration.	173	None

Allen R. Freedman 4/3/40	Trustee	Since 2007	Former Chairman (2002-2004) and a Director (1983-2004) of Systems and Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Formerly, Chairman and a Director of Indus International Inc. (provider of enterprise management software to the power generating industry) (2005-2007).	177	Director of Assurant, Inc. (insurance provider) and Stonemor Partners L.P. (owner and operator of cemeteries)

William H. Park 9/19/47	Trustee	Since 2003	Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (since 2006). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005).	173	None

Ronald A. Pearlman 7/10/40	Trustee	Since 2003	Professor of Law, Georgetown University Law Center.	173	None

Heidi L. Steiger 7/8/53	Trustee	Since 2007	Managing Partner, Topridge Associates LLC (global wealth management firm) (since 2008); Senior Adviser (since 2008), President, (2005-2008), Lowenhaupt Global Advisors, LLC (global wealth management firm). Formerly, President and Contributing Editor, Worth Magazine (2004-2005). Formerly, Executive Vice President and Global Head of Private Asset Management (and various other positions), Neuberger Berman (investment firm) (1986-2004).	173	Director of Nuclear Electric Insurance Ltd. (nuclear insurance provider) and Aviva USA (insurance provider)

33

Eaton Vance National Municipals Fund

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Trust	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Noninterested Trustees (continued)

Lynn A. Stout 9/14/57	Trustee	Since 1998	Paul Hastings Professor of Corporate and Securities Law (since 2006) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.	173	None

Ralph F. Verni 1/26/43	Chairman of Board and Trustee	Chairman of Board since 2007 and Trustee since 2005	Consultant and private investor.	173	None

Principal Officers who are not Trustees

Name and Date of Birth	Position(s) with the Trust	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
Robert B. MacIntosh 1/22/57	President	Since 2005	Vice President of EVM and BMR. Officer of 90 registered investment companies managed by EVM or BMR.

William H. Ahern, Jr. 7/28/59	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 75 registered investment companies managed by EVM or BMR.

Craig R. Brandon 12/21/66	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 44 registered investment companies managed by EVM or BMR.

Cynthia J. Clemson 3/2/63	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 90 registered investment companies managed by EVM or BMR.

Thomas M. Metzold 8/3/58	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 43 registered investment companies managed by EVM or BMR.

Adam A. Weigold 3/22/75	Vice President	Since 2007	Vice President of EVM and BMR. Officer of 71 registered investment companies managed by EVM or BMR.

Barbara E. Campbell 6/19/57	Treasurer	Since 2005	Vice President of EVM and BMR. Officer of 173 registered investment companies managed by EVM or BMR.

Maureen A. Gemma 5/24/60	Secretary and Chief Legal Officer	Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR. Officer of 173 registered investment companies managed by EVM or BMR.

Paul M. O'Neil 7/11/53	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 173 registered investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance's website at www.eatonvance.com or by calling 1-800-262-1122.

34

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Investment Adviser of Eaton Vance National Municipals Fund
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance National Municipals Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP

200 Berkeley Street
Boston, MA 02116-5022

Eaton Vance Municipals Trust
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

448-11/08  HMSRC

Annual Report September 30, 2008

EATON VANCE
MUNICIPALS
TRUST

California

Florida Plus

Massachusetts

Mississippi

New York

Ohio

Rhode Island

West Virginia

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Municipals Funds as of September 30, 2008

TABLE OF CONTENTS

Management’s Discussion of Fund Performance	2

Performance Information and Portfolio Composition
California	4
Florida Plus	6
Massachusetts	8
Mississippi	10
NewYork	12
Ohio	14
Rhode Island	16
West Virginia	18

Fund Expenses	20

Financial Statements	25

Federal Tax Information	100

Board of Trustees’ Annual Approval of the Investment Advisory Agreements	101

Management and Organization	104

Eaton Vance Municipals Funds as of September 30, 2008

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

The investment objective of each Eaton Vance Municipals Fund (the “Funds”) is to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The Funds primarily invest in investment-grade municipal obligations but may also invest in lower-rated obligations.

Economic and Market Conditions

Economic growth in the third quarter of 2008 retracted 0.3%, down from a positive second quarter growth rate of 2.8%, according to preliminary data released by the U.S. Department of Commerce. Most of the major Gross Domestic Product (GDP) components led to the decline; however, most influential was a sharp downturn in personal consumption expenditures by consumers. While high commodity prices began to mitigate over the quarter, management believes consumers continued to pare costs as they remained cautious of what increasingly has become a weaker economic environment. Rising unemployment levels, now at a five-year high, combined with the fading effect of government economic stimulus checks, have led to constrained personal consumption and overall economic contraction for the quarter. The housing market continues to weigh on the economy, with new home sales continuing to fall and existing home sales beginning to stabilize only as cautious buyers begin to see value in distressed pricing. Low home prices continue to pressure consumers and banks, causing increased bank foreclosures and more mark-to-market write downs of mortgage-backed securities at commercial banks and financial institutions.

During the year ended September 30, 2008, the capital markets have experienced historic events resulting in unprecedented volatility. During the second week of September 2008, the federal government took control of federally-chartered mortgage giants Fannie Mae and Freddie Mac. The following week, Lehman Brothers filed for bankruptcy protection and Merrill Lynch was acquired by Bank of America. Later in the month, Goldman Sachs and Morgan Stanley petitioned the Federal Reserve (the “Fed”) to become bank holding companies. These actions, in conjunction with Bear Stearns’ acquisition by JP Morgan in March 2008, drastically redefined the Wall Street landscape. In addition to the independent Wall Street brokerages, the banking sector was shaken by the failure of Washington Mutual and the sale of Wachovia. In the insurance sector, the federal government provided an $85 billion loan to help stabilize American International Group (AIG). Finally, the U.S. Congress approved a $700 billion program authorizing the federal government to purchase troubled assets from financial institutions.

During the year ended September 30, 2008, the Fed left rates unchanged at its June, August and September 2008 meetings after lowering the Federal Funds rate to 2.0% from 5.25% between August 2007 and May 2008. In addition to its interest rate policy, the Fed has also taken extraordinary action through a variety of innovative lending techniques in an attempt to facilitate an easing of the credit crisis.

Management Discussion

The Funds invest primarily in bonds with stated maturities of 10 years or longer at the time of investment, as longer-maturity bonds historically have provided greater tax-exempt income for investors than shorter-maturity bonds.

Relative to their primary benchmark, the Lehman Brothers Municipal Bond Index(1) (the “Index”) – a broad-based, unmanaged index of municipal bonds – the Funds underperformed for the year ended September 30, 2008. As a result of an active management style that focuses on income and longer call protection, the Funds generally hold longer-maturity bonds. Management believes that much of the Funds’ underperformance can be attributed to the shift of investors’ capital into shorter-maturity bonds, a result of the broader-based credit crisis that has rattled the fixed-income markets since August 2007. This underperformance was magnified by the Funds’ investment in tender option bonds (TOBs).(2) The move to shorter-term investments was originally driven by uncertainty surrounding financial companies’ exposure to subprime mortgage-backed debt but later spread to the municipal market when major municipal bond insurers suffered rating downgrades due to their exposure to mortgage-related structured products.

(1)

It is not possible to invest directly in an Index. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

(2)	TOBs are a form of investment leverage that create an opportunity for increased income but, at the same time, create special risks (including the likelihood of greater volatility of net asset value).

Past performance is no guarantee of future results.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Funds’ current or future investments and may change due to active management.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

The ratio of yields on current coupon AAA-rated insured bonds to the yield on 30-year Treasury bonds was 124.1% as of September 30, 2008, with many individual bonds trading higher than that.(1) Management believes that this was the result of dislocation in the fixed-income marketplace caused by fears of the broader credit crisis, insurance companies’ mark-to-market risks and the decentralized nature of the municipal marketplace. Historically, this is a rare occurrence in the municipal bond market and is generally considered a signal that municipal bonds are significantly undervalued relative to taxable Treasury bonds.

Against this backdrop, management continues to manage all of its municipal funds with the same relative value approach that it has traditionally employed – maintaining a long-term perspective when markets exhibit extreme short-term volatility. We believe this approach has provided excellent long-term benefits to our investors over time.

(1)	Source: Bloomberg L.P. Yields are a compilation of a representative variety of general obligations and are not necessarily representative of a Fund’s yield.

Eaton Vance California Municipals Fund as of September 30, 2008

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers Municipal Bond Index, an unmanaged index of municipal bonds, and the Lehman Brothers Municipal Bond Long 22+ Index, the long bond component of the Lehman Brothers Municipal Bond Index. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B, the Lehman Brothers Municipal Bond Index and the Lehman Brothers Municipal Bond Long 22+ Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Fund Performance(1)

Share Class Symbol	Class A EACAX	Class B EVCAX	Class C ECCAX	Class I EICAX
Average Annual Total Returns (at net asset value)
One Year	-9.32%	-9.91%	-9.91%	N.A.
Five Years	1.47	0.83	N.A.	N.A.
Ten Years	2.94	2.49	N.A.	N.A.
Life of Fund†	4.73	4.90	0.21	-1.08	%††

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-13.63%	-14.23%	-10.77%	N.A.
Five Years	0.49	0.50	N.A.	N.A.
Ten Years	2.43	2.49	N.A.	N.A.
Life of Fund†	4.38	4.90	0.21	-1.08	%††

†Inception date: Class A: 5/27/94; Class B: 12/19/85; Class C: 8/31/04; Class I: 3/3/08

††Returns are cumulative since inception of the share class.

Total Annual
Operating Expenses(2)	Class A	Class B	Class C	Class I
Expense Ratio	1.17%	1.92%	1.92%	0.92%

Distribution Rates/Yields	Class A	Class B	Class C	Class I
Distribution Rate(3)	4.91%	4.02%	4.02%	5.17%
Taxable-Equivalent Distribution Rate(3),(4)	8.33	6.82	6.82	8.77
SEC 30-day Yield(5)	4.60	4.03	4.03	5.09
Taxable-Equivalent SEC 30-day Yield(4),(5)	7.80	6.84	6.84	8.63

Index Performance(6) (Average Annual Total Returns)

	Lehman Brothers Municipal Bond Index	Lehman Brothers Municipal Bond Long 22+ Index
One Year	-1.87%	-9.55%
Five Years	2.84	2.46
Ten Years	4.24	3.95

Lipper Averages(7)

Lipper California Municipal Debt Funds Classification – Average Annual Total Returns
One Year	-5.71%
Five Years	1.91
Ten Years	3.07

Portfolio Manager: Cynthia J. Clemson

*Source: Lipper, Inc. and Morningstar, Inc.

A $10,000 hypothetical investment at net asset value in Class A shares on 9/30/98, Class C on 8/31/04 (commencement of operations), and Class I on 3/3/08 (commencement of operations) would have been valued at $13,360 ($12,725 at the maximum offering price), $10,055, and $9,892, respectively, on 9/30/08. It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices.

(1) Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. Class I shares are not subject to a sales charge.

(2) Source: Prospectus dated 12/1/07, as supplemented 3/1/08. Includes interest expense of 0.33% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligations underlying such transactions, and, as a result, net asset value and performance have not been affected by this expense.

(3) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(4) Taxable-equivalent figures assume a maximum 41.05% combined federal and state income tax rate. A lower tax rate would result in lower taxable-equivalent figures.

(5) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6) It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only.

(7) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper California Municipal Debt Funds Classification contained 120, 100 and 71 funds for the 1-year, 5-year and 10-year periods, respectively. Lipper Averages are available as of month end only.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Rating Distribution*(1)

By total investments

*

The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at 9/30/08 is as follows, and the average rating is AA-:

AAA	33.5%
AA	25.8%
A	26.1%
BBB	4.4%
BB	1.1%
Non-Rated	9.1%

Fund Statistics(2)

•	Number of Issues:	100
•	Average Maturity:	20.0 years
•	Average Effective Maturity:	19.3 years
•	Average Call Protection:	8.7 years
•	Average Dollar Price:	$87.65
•	TOB Leverage(3):	13.8%

(1) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition.

(2) Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

(3) See Note 1I to the Fund’s financial statements. Tender option bond (TOB) leverage represents the amount of TOB Floating Rate Notes outstanding at 9/30/08 as a percentage of the Fund’s net assets plus Floating Rate Notes. Floating Rate Notes reflect adjustments for executed but unsettled TOB transactions and the effect of TOBs purchased in secondary market transactions.

Eaton Vance Florida Plus Municipals Fund as of September 30, 2008

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers Municipal Bond Index, an unmanaged index of municipal bonds, and the Lehman Brothers Municipal Bond Long 22+ Index, the long bond component of the Lehman Brothers Municipal Bond Index. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B, the Lehman Brothers Municipal Bond Index and the Lehman Brothers Municipal Bond Long 22+ Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Fund Performance(1)

	Class A	Class B	Class C
Share Class Symbol	ETFLX	EVFLX	ECFLX
Average Annual Total Returns (at net asset value)
One Year	-11.55%	-12.23%	-12.23%
Five Years	1.12	0.41	N.A.
Ten Years	2.87	2.11	N.A.
Life of Fund†	4.51	4.52	-3.24

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-15.77%	-16.44%	-13.07%
Five Years	0.15	0.07	N.A.
Ten Years	2.37	2.11	N.A.
Life of Fund†	4.16	4.52	-3.24

†Inception date: Class A: 4/5/94; Class B: 8/28/90; Class C: 3/13/06

Total Annual
Operating Expenses(2)	Class A	Class B	Class C
Expense Ratio	1.34%	2.09%	2.09%

Distribution Rates/Yields	Class A	Class B	Class C
Distribution Rate(3)	5.48%	4.58%	4.58%
Taxable-Equivalent Distribution Rate(3),(4)	8.43	7.05	7.05
SEC 30-day Yield(5)	4.95	4.41	4.42
Taxable-Equivalent SEC 30-day Yield(4),(5)	7.62	6.78	6.80

Index Performance(6) (Average Annual Total Returns)

	Lehman Brothers Municipal Bond Index	Lehman Brothers Municipal Bond Long 22+ Index
One Year	-1.87%	-9.55%
Five Years	2.84	2.46
Ten Years	4.24	3.95

Lipper Averages(7)

Lipper Florida Municipal Debt Funds Classification – Average Annual Total Returns
One Year	-5.31%
Five Years	1.94
Ten Years	3.13

Portfolio Manager: Cynthia J. Clemson

*Source: Lipper, Inc. and Morningstar, Inc.

A $10,000 hypothetical investment at net asset value in Class A on 9/30/98 and Class C on 3/13/06 (commencement of operations) would have been valued at $13,272 ($12,641 at the maximum offering price) and $9,194, respectively, on 9/30/08. It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices.

(1) Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year.

(2) Source: Prospectus dated 12/1/07. Includes interest expense of 0.55% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligations underlying such transactions, and, as a result, net asset value and performance have not been affected by this expense.

(3) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(4) Taxable-equivalent figures assume a maximum 35.00% federal tax rate. A lower tax rate would result in lower taxable-equivalent figures.

(5) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6) It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only.

(7) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Florida Municipal Debt Funds Classification contained 26, 23 and 20 funds for the 1-year, 5-year and 10-year periods, respectively. Lipper Averages are available as of month end only.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Rating Distribution*(1)

By total investments

*  The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at 9/30/08 is as follows, and the average rating is AA-:

AAA	36.3%
AA	27.6%
A	14.7%
BBB	5.8%
BB	1.0%
Non-Rated	14.6%

Fund Statistics(2)

•	Number of Issues:	88
•	Average Maturity:	24.3 years
•	Average Effective Maturity:	23.7 years
•	Average Call Protection:	9.6 years
•	Average Dollar Price:	$83.71
•	TOB Leverage(3):	7.7%

(1) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition.

(2) Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

(3) See Note 1I to the Fund’s financial statements. Tender option bond (TOB) leverage represents the amount of TOB Floating Rate Notes outstanding at 9/30/08 as a percentage of the Fund’s net assets plus Floating Rate Notes. Floating Rate Notes reflect adjustments for executed but unsettled TOB transactions and the effect of TOBs purchased in secondary market transactions.

Eaton Vance Massachusetts Municipals Fund as of September 30, 2008

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers Municipal Bond Index, an unmanaged index of municipal bonds, and the Lehman Brothers Municipal Bond Long 22+ Index, the long bond component of the Lehman Brothers Municipal Bond Index. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B, the Lehman Brothers Municipal Bond Index and the Lehman Brothers Municipal Bond Long 22+ Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Fund Performance(1)

	Class A	Class B	Class C	Class I
Share Class Symbol	ETMAX	EVMAX	ECMMX	EIMAX
Average Annual Total Returns (at net asset value)
One Year	-11.19%	-11.99%	-11.99%	-11.00%
Five Years	0.92	0.20	N.A.	1.17
Ten Years	2.83	2.06	N.A.	3.03
Life of Fund†	3.68	4.18	-3.59	4.12

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-15.38%	-16.22%	-12.83%	-11.00%
Five Years	-0.05	-0.13	N.A.	1.17
Ten Years	2.33	2.06	N.A.	3.03
Life of Fund†	3.34	4.18	-3.59	4.12

†Inception date: Class A: 12/7/93; Class B: 4/18/91; Class C: 5/2/06; Class I: 6/17/93

Total Annual
Operating Expenses(2)	Class A	Class B	Class C	Class I
Expense Ratio	1.24%	1.99%	1.98%	1.04%

Distribution Rates/Yields	Class A	Class B	Class C	Class I
Distribution Rate(3)	5.18%	4.36%	4.36%	5.39%
Taxable-Equivalent Distribution Rate(3),(4)	8.42	7.08	7.08	8.76
SEC 30-day Yield(5)	4.74	4.16	4.11	5.05
Taxable-Equivalent SEC 30-day Yield(4),(5)	7.70	6.76	6.68	8.20

Index Performance(6) (Average Annual Total Returns)

	Lehman Brothers Municipal Bond Index	Lehman Brothers Municipal Bond Long 22+ Index
One Year	-1.87%	-9.55%
Five Years	2.84	2.46
Ten Years	4.24	3.95

Lipper Averages(7)

Lipper Massachusetts Municipal Debt Funds Classification – Average Annual Total Returns
One Year	-4.79%
Five Years	2.03
Ten Years	3.29

Portfolio Manager: Robert B. MacIntosh, CFA

*Source: Lipper, Inc. and Morningstar, Inc.

A $10,000 hypothetical investment at net asset value in Class A on 9/30/98, Class C on 5/2/06 (commencement of operations) and Class I on 9/30/98 would have been valued at $13,227 ($12,599 at the maximum offering price), $9,155 and $13,486, respectively, on 9/30/08. It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices.

(1) Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. Class I shares are not subject to a sales charge.

(2) Source: Prospectus dated 12/1/07. Includes interest expense of 0.47% relating to the Fund’s liability with respect to floating-rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligations underlying such transactions, and, as a result, net asset value and performance have not been affected by this expense.

(3) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(4) Taxable-equivalent figures assume a maximum 38.45% combined federal and state income tax rate. A lower tax rate would result in lower taxable-equivalent figures.

(5) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6) It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only.

(7) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Massachusetts Municipal Debt Funds Classification contained 41, 36 and 29 funds for the 1-year, 5-year and 10-year periods, respectively. Lipper Averages are available as of month end only.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Rating Distribution*(1)

By total investments

*

The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at 9/30/08 is as follows, and the average rating is A-:

AAA	21.1%
AA	38.2%
A	29.9%
BBB	4.8%
Non-Rated	6.0%

Fund Statistics(2)

•	Number of Issues:	68
•	Average Maturity:	22.6 years
•	Average Effective Maturity:	21.3 years
•	Average Call Protection:	11.7 years
•	Average Dollar Price:	$86.45
•	TOB Leverage(3):	11.9%

(1) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition.

(2) Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

(3) See Note 1I to the Fund’s financial statements. Tender option bond (TOB) leverage represents the amount of TOB Floating Rate Notes outstanding at 9/30/08 as a percentage of the Fund’s net assets plus Floating Rate Notes. Floating Rate Notes reflect adjustments for executed but unsettled TOB transactions and the effect of TOBs purchased in secondary market transactions.

Eaton Vance Mississippi Municipals Fund as of September 30, 2008

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers Municipal Bond Index, an unmanaged index of municipal bonds, and the Lehman Brothers Municipal Bond Long 22+ Index, the long bond component of the Lehman Brothers Municipal Bond Index. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B, the Lehman Brothers Municipal Bond Index and the Lehman Brothers Municipal Bond Long 22+ Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Fund performance(1)

	Class A	Class B	Class C
Share Class Symbol	ETMSX	EVMSX	EMSCX
Average Annual Total Returns (at net asset value)
One Year	-5.64%	-6.37%	N.A.
Five Years	1.77	1.06	N.A.
Ten Years	3.17	2.40	N.A.
Life of Fund†	3.85	3.43	-6.07	%††

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-10.16%	-10.89%	N.A.
Five Years	0.79	0.72	N.A.
Ten Years	2.67	2.40	N.A.
Life of Fund†	3.51	3.43	-6.98	%††

†Inception date: Class A: 12/7/93; Class B: 6/11/93; Class C: 12/4/07

††Returns are cumulative since inception of the share class.

Total Annual
Operating Expenses(2)	Class A	Class B	Class C
Expense Ratio	1.07%	1.82%	1.82%

Distribution Rates/Yields	Class A	Class B	Class C
Distribution Rate(3)	4.64%	3.80%	3.80%
Taxable-Equivalent Distribution Rate(3),(4)	7.51	6.15	6.15
SEC 30-day Yield(5)	4.11	3.51	3.58
Taxable-Equivalent SEC 30-day Yield(4),(5)	6.66	5.68	5.80

Index Performance(6) (Average Annual Total Returns)

	Lehman Brothers Municipal Bond Index	Lehman Brothers Municipal Bond Long 22+ Index
One Year	-1.87%	-9.55%
Five Years	2.84	2.46
Ten Years	4.24	3.95

Lipper Averages(7)

Lipper Other States Municipal Debt Funds Classification – Average Annual Total Returns
One Year	-4.19%
Five Years	1.81
Ten Years	3.03

Portfolio Manager: Craig R . Brandon, CFA

*Source: Lipper, Inc. and Morningstar, Inc.

A $10,000 hypothetical investment at net asset value in Class A on 9/30/98 and Class C on 12/4/07 (commencement of operations) would have been valued at $13,660 ($13,011 at the maximum offering price) and $9,393 ($9,302 after deduction of the applicable CDSC), respectively, on 9/30/08. It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individualy purchased or sold the securities represented in the Indices.

(1) Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year.

(2) Source: Prospectus dated 12/1/07. Includes interest expense of 0.24% relating to the Fund’s liability with respect to floating-rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligations underlying such transactions, and, as a result, net asset value and performance have not been affected by this expense.

(3) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(4) Taxable-equivalent figures assume a maximum 38.25% combined federal and state income tax rate. A lower tax rate would result in lower taxable-equivalent figures.

(5) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6) It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only.

(7) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lippe Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Other States Municipal Debt Funds Classification contained 147, 136 and 116 funds for the 1-year, 5-year and 10-year periods, respectively. Lipper Averages are available as of month end only.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Rating Distribution*(1)

By total investments

*

The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at 9/30/08 is as folows, and the average rating is AA-:

AAA	25.5%
AA	45.3%
A	10.5%
BBB	14.1%
Non-Rated	4.6%

Fund Statistics(2)

•	Number of Issues:	48
•	Average Maturity:	18.7 years
•	Average Effective Maturity:	16.0 years
•	Average Call Protection:	7.2 years
•	Average Dollar Price:	$92.10
•	TOB Leverage(3):	4.8%

(1) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition.

(2) Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

(3) See Note 1I to the Fund’s financial statements. Tender option bond (TOB) leverage represents the amount of TOB Floating Rate Notes outstanding at 9/30/08 as a percentage of the Fund’s net assets plus Floating Rate Notes. Floating Rate Notes reflect adjustments for executed but unsettled TOB transactions and the effect of TOBs purchased in secondary market transactions.

Eaton Vance New York Municipals Fund as of September 30, 2008

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers Municipal Bond Index, an unmanaged index of municipal bonds, and the Lehman Brothers Municipal Bond Long 22+ Index, the long bond component of the Lehman Brothers Municipal Bond Index. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B, the Lehman Brothers Municipal Bond Index and the Lehman Brothers Municipal Bond Long 22+ Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Fund performance(1)

	Class A	Class B	Class C	Class I
Share Class Symbol	ETNYX	EVNYX	ECNYX	EINYX
Average Annual Total Returns (at net asset value)
One Year	-10.86%	-11.53%	-11.46%	N.A.
Five Years	0.89	0.28	-0.19	N.A.
Ten Years	3.14	2.47	N.A.	N.A.
Life of Fund†	4.66	4.92	-0.09	-2.51	%††

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-15.10%	-15.78%	-12.31%	N.A.
Five Years	-0.07	-0.04	-0.19	N.A.
Ten Years	2.65	2.47	N.A.	N.A.
Life of Fund†	4.30	4.92	-0.09	-2.51	%††

†Inception date: Class A: 4/15/94; Class B: 8/30/90; Class C: 9/30/03; Class I: 3/3/08

††Returns are cumulative since inception of the share class.

Total Annual
Operating Expenses(2)	Class A	Class B	Class C	Class I
Expense Ratio	1.25%	1.99%	1.99%	1.05%

Distribution Rates/Yields	Class A	Class B	Class C	Class I
Distribution Rate(3)	5.21%	4.39%	4.38%	5.45%
Taxable-Equivalent Distribution Rate(3),(4)	8.60	7.25	7.23	9.00
SEC 30-day Yield(5)	4.78	4.22	4.22	5.06
Taxable-Equivalent SEC 30-day Yield(4),(5)	7.89	6.97	6.97	8.36

Index Performance(6) (Average Annual Total Returns)

	Lehman Brothers Municipal Bond Index	Lehman Brothers Municipal Bond Long 22+ Index
One Year	-1.87%	-9.55%
Five Years	2.84	2.46
Ten Years	4.24	3.95

Lipper Averages(7)

Lipper New York Municipal Debt Funds Classification – Average Annual Total Returns
One Year	-4.43
Five Years	1.83
Ten Years	3.11

Portfolio Manager: Craig R. Brandon, CFA

*Source: Lipper, Inc. and Morningstar, Inc.

A $10,000 hypothetical investment at net asset value in Class A on 9/30/98, Class C on 9/30/03 (commencement of operations) and Class I on 3/3/08 (commencement of operations) would have been valued at $13,632 ($12,985 at the maximum offering price), $9,905 and $9,749, respectively, on 9/30/08. It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices.

(1) Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. Class I shares are not subject to a sales charge.

(2) Source: Prospectus dated 12/1/07, as supplemented 3/1/08. Includes interest expense of 0.48% relating to the Fund’s liability with respect to floating-rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligations underlying such transactions, and, as a result, net asset value and performance have not been affected by this expense.

(3) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(4) Taxable-equivalent figures assume a maximum 39.45% combined federal and state income tax rate. A lower tax rate would result in lower taxable-equivalent figures.

(5) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6) It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only.

(7) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper New York Municipal Debt Funds Classification contained 99, 93 and 68 funds for the 1-year, 5-year and 10-year periods, respectively. Lipper Averages are available as of month end only.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Rating Distribution*(1)

By total investments

*

The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at 9/30/08 is as folows, and the average rating is A+:

AAA	7.2%
AA	58.6%
A	17.0%
BBB	7.4%
BB	2.7%
B	1.4%
Non-Rated	5.7%

Fund Statistics(2)

•	Number of Issues:	96
•	Average Maturity:	24.3 years
•	Average Effective Maturity:	23.2 years
•	Average Call Protection:	11.1 years
•	Average Dollar Price:	$89.66
•	TOB Leverage(3:)	14.3%

(1) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fuly reflect the actual risks posed by a particular security or the issuer’s current financial condition.

(2) Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

(3) See Note 1I to the Fund’s financial statements. Tender option bond (TOB) leverage represents the amount of TOB Floating Rate Notes outstanding at 9/30/08 as a percentage of the Fund’s net assets plus Floating Rate Notes. Floating Rate Notes reflect adjustments for executed but unsettled TOB transactions and the effect of TOBs purchased in secondary market transactions.

Eaton Vance Ohio Municipals Fund as of September 30, 2008

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers Municipal Bond Index, an unmanaged index of municipal bonds, and the Lehman Brothers Municipal Bond Long 22+ Index, the long bond component of the Lehman Brothers Municipal Bond Index. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B, the Lehman Brothers Municipal Bond Index and the Lehman Brothers Municipal Bond Long 22+ Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Fund performance(1)

Share Class Symbol	Class A ETOHX	Class B EVOHX	Class C ECOHX
Average Annual Total Returns (at net asset value)
One Year	-8.09%	-8.73%	-8.91%
Five Years	2.21	1.47	N.A.
Ten Years	3.25	2.47	N.A.
Life of Fund†	3.88	4.42	-1.51

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-12.45%	-13.13%	-9.79%
Five Years	1.22	1.14	N.A.
Ten Years	2.74	2.47	N.A.
Life of Fund†	3.54	4.42	-1.51

†Inception date: Class A: 12/7/93; Class B: 4/18/91; Class C: 2/3/06

Total Annual Operating Expenses(2)	Class A	Class B	Class C
Expense Ratio	1.08%	1.83%	1.83%

Distribution Rates/Yields	Class A	Class B	Class C
Distribution Rate(3)	4.68%	4.34%	3.87%
Taxable-Equivalent Distribution Rate(3),(4)	7.70	7.15	6.37
SEC 30-day Yield(5)	4.27	4.17	3.72
Taxable-Equivalent SEC 30-day Yield(4),(5)	7.03	6.87	6.12

Index Performance(6) (Average Annual Total Returns)

	Lehman Brothers Municipal Bond Index	Lehman Brothers Municipal Bond Long 22+ Index
One Year	-1.87%	-9.55%
Five Years	2.84	2.46
Ten Years	4.24	3.95

Lipper Averages(7)

Lipper Ohio Municipal Debt Funds Classification – Average Annual Total Returns
One Year	-4.31%
Five Years	1.99
Ten Years	3.20

Portfolio Manager: William H. Ahern, Jr., CFA

*Source: Lipper, Inc. and Morningstar, Inc.

A $10,000 hypothetical investment at net asset value in Class A on 9/30/98 and Class C on 2/3/06 (commencement of operations) would have been valued at $13,769 ($13115 at the maximum offering price) and $9,604, respectively, on 9/30/08. It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individualy purchased or sold the securities represented in the Indices.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1) Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year.

(2) Source: Prospectus dated 12/1/07. Includes interest expense of 0.31% relating to the Fund’s liability with respect to floating-rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligations underlying such transactions, and, as a result, net asset value and performance have not been affected by this expense.

(3) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(4) Taxable-equivalent figures assume a maximum 39.26% combined federal and state income tax rate. A lower tax rate would result in lower taxable-equivalent figures.

(5) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6) It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individualy purchased or sold the securities represented in the Indices. Index performance is available as of month end only.

(7) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Ohio Municipal Debt Funds Classification contained 37, 32 and 28 funds for the 1-year, 5-year and 10-year periods, respectively. Lipper Averages are available as of month end only.

Rating Distribution*(1)

By total investments

*

The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at 9/30/08 is as folows, and the average rating is AA:

AAA	38.7%
AA	36.1%
A	10.7%
BBB	4.8%
B	1.3%
Non-Rated	8.4%

Fund Statistics(2)

•	Number of Issues:	121
•	Average Maturity:	21.5 years
•	Average Effective Maturity:	19.1 years
•	Average Call Protection:	10.3 years
•	Average Dollar Price:	$92.69
•	TOB Leverage(3):	7.9%

(1) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition.

(2) Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

(3) See Note 1I to the Fund’s financial statements. Tender option bond (TOB) leverage represents the amount of TOB Floating Rate Notes outstanding at 9/30/08 as a percentage of the Fund’s net assets plus Floating Rate Notes. Floating Rate Notes reflect adjustments for executed but unsettled TOB transactions and the effect of TOBs purchased in secondary market transactions.

Eaton Vance Rhode Island Municipals Fund as of September 30, 2008

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers Municipal Bond Index, an unmanaged index of municipal bonds, and the Lehman Brothers Municipal Bond Long 22+ Index, the long bond component of the Lehman Brothers Municipal Bond Index. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B, the Lehman Brothers Municipal Bond Index and the Lehman Brothers Municipal Bond Long 22+ Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Fund Performance(1)

	Class A	Class B	Class C
Share Class Symbol	ETRIX	EVRIX	ERICX
Average Annual Total Returns (at net asset value)
One Year	-9.14%	-9.87%	-9.85%
Five Years	1.42	0.68	N.A.
Ten Years	3.03	2.26	N.A.
Life of Fund†	3.65	3.30	-2.65

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-13.45%	-14.21%	-10.72%
Five Years	0.44	0.34	N.A.
Ten Years	2.53	2.26	N.A.
Life of Fund†	3.31	3.30	-2.65

†Inception date: Class A: 12/7/93; Class B: 6/11/93; Class C: 3/20/06

Total Annual
Operating Expenses(2)	Class A	Class B	Class C
Expense Ratio	1.14%	1.89%	1.88%

Distribution Rates/Yields	Class A	Class B	Class C
Distribution Rate(3)	4.86%	3.99%	3.99%
Taxable-Equivalent Distribution Rate(3),(4)	8.30	6.81	6.81
SEC 30-day Yield(5)	4.56	4.00	3.99
Taxable-Equivalent SEC 30-day Yield(4),(5)	7.79	6.83	6.81

Index Performance(6) (Average Annual Total Returns)

	Lehman Brothers Municipal Bond Index	Lehman Brothers Municipal Bond Long 22+ Index
One Year	-1.87%	-9.55%
Five Years	2.84	2.46
Ten Years	4.24	3.95

Lipper Averages(7)

Lipper Other States Municipal Debt Funds Classification – Average Annual Total Returns
One Year	-4.19%
Five Years	1.81
Ten Years	3.03

Portfolio Manager: Robert B . MacIntosh, CFA

*Source: Lipper, Inc. and Morningstar, Inc.

A $10,000 hypothetical investment at net asset value in Class A on 9/30/98 and Class C on 3/20/06 (commencement of operations) would have been valued at $13,485 ($12,845 at the maximum offering price) and $9,342, respectively, on 9/30/08. It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices.

(1) Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year.

(2) Source: Prospectus dated 12/1/07. Includes interest expense of 0.40% relating to the Fund’s liability with respect to floating-rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligations underlying such transactions, and, as a result, net asset value and performance have not been affected by this expense.

(3) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(4) Taxable-equivalent figures assume a maximum 41.44% combined federal and state income tax rate. A lower tax rate would result in lower taxable-equivalent figures.

(5) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6) It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only.

(7) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Other States Municipal Debt Funds Classification contained 147, 136 and 116 funds for the 1-year, 5-year and 10-year periods, respectively. Lipper Averages are available as of month end only.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Rating Distribution*(1)

By total investments

*

The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at 9/30/08 is as follows, and the average rating is AA:

AAA	20.8%
AA	52.6%
A	11.7%
BBB	10.5%
Non-Rated	4.4%

Fund Statistics(2)

•	Number of Issues:	66
•	Average Maturity:	20.1 years
•	Average Effective Maturity:	18.8 years
•	Average Call Protection:	7.3 years
•	Average Dollar Price:	$ 90.30
•	TOB Leverage(3):	8.0%

(1) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition.

(2) Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

(3) See Note 1I to the Fund’s financial statements. Tender option bond (TOB) leverage represents the amount of TOB Floating Rate Notes outstanding at 9/30/08 as a percentage of the Fund’s net assets plus Floating Rate Notes. Floating Rate Notes reflect adjustments for executed but unsettled TOB transactions and the effect of TOBs purchased in secondary market transactions.

Eaton Vance West Virginia Municipals Fund as of September 30, 2008

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers Municipal Bond Index, an unmanaged index of municipal bonds, and the Lehman Brothers Municipal Bond Long 22+ Index, the long bond component of the Lehman Brothers Municipal Bond Index. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B, the Lehman Brothers Municipal Bond Index and the Lehman Brothers Municipal Bond Long 22+ Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Fund Performance(1)

Share Class Symbol	Class A ETWVX	Class B EVWVX	Class C ECWVX
Average Annual Total Returns (at net asset value)
One Year	-11.46%	-12.10%	N.A.
Five Years	0.64	-0.10	N.A.
Ten Years	2.56	1.79	N.A.
Life of Fund†	3.49	3.02	-10.99	%††

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-15.64%	-16.34%	N.A.
Five Years	-0.33	-0.44	N.A.
Ten Years	2.06	1.79	N.A.
Life of Fund†	3.15	3.02	-11.85	%††

†Inception date: Class A: 12/13/93; Class B: 6/11/93; Class C: 12/4/07

††Returns are cumulative since inception of the share class.

Total Annual Operating Expenses(2)	Class A	Class B	Class C
Expense Ratio	1.00%	1.74%	1.74%

Distribution Rates/Yields	Class A	Class B	Class C
Distribution Rate(3)	4.87%	3.97%	3.96%
Taxable-Equivalent Distribution Rate(3),(4)	8.01	6.53	6.52
SEC 30-day Yield(5)	4.57	4.00	3.97
Taxable-Equivalent SEC 30-day Yield(5),(6)	7.52	6.58	6.53

Index Performance(6) (Average Annual Total Returns)

	Lehman Brothers Municipal Bond Index	Lehman Brothers Municipal Bond Long 22+ Index
One Year	-1.87%	-9.55%
Five Years	2.84	2.46
Ten Years	4.24	3.95

Lipper Averages(7)

Lipper Other States Municipal Debt Funds Classification – Average Annual Total Returns
One Year	-4.19%
Five Years	1.81
Ten Years	3.03

Portfolio Manager: Adam A . Weigold, CFA

**Source: Lipper, Inc. and Morningstar, Inc.

A $10,000 hypothetical investment at net asset value in Class A on 9/30/98 and Class C on 12/4/07 (commencement of operations) would have been valued at $12,874 ($12,263 at the maximum offering price) and $8,901 ($8,815 after deduction of the applicable CDSC), respectively, on 9/30/08. It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices.

(1) Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year.

(2) Source: Prospectus dated 12/1/07. Includes interest expense of 0.25% relating to the Fund’s liability with respect to floating-rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligations underlying such transactions, and, as a result, net asset value and performance have not been affected by this expense.

(3) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(4) Taxable-equivalent figures assume a maximum 39.23% combined federal and state income tax rate. A lower tax rate would result in lower taxable-equivalent figures.

(5) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6) It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only.

(7) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Other States Municipal Debt Funds Classification contained 147, 136 and 116 funds for the 1-year, 5-year and 10-year periods, respectively. Lipper Averages are available as of month end only.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Rating Distribution*(1)

By total investments

*

The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at 9/30/08 is as folows, and the average rating is AA:

AAA	30.5%
AA	36.0%
A	26.4%
BBB	6.3%
Non-Rated	0.8%

Fund Statistics(2)

•	Number of Issues:	54
•	Average Maturity:	21.6 years
•	Average Effective Maturity:	21.1 years
•	Average Call Protection:	9.1 years
•	Average Dollar Price:	$82.21
•	TOB Leverage(3):	4.7%

(1) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition.

(2) Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

(3) See Note 1I to the Fund’s financial statements. Tender option bond (TOB) leverage represents the amount of TOB Floating Rate Notes outstanding at 9/30/08 as a percentage of the Fund’s net assets plus Floating Rate Notes. Floating Rate Notes reflect adjustments for executed but unsettled TOB transactions and the effect of TOBs purchased in secondary market transactions.

Eaton Vance Municipals Funds as of September 30, 2008

FUND EXPENSES

Example: As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2008 – September 30, 2008).

Actual Expenses: The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance California Municipals Fund

	Beginning Account Value (4/1/08)	Ending Account Value (9/30/08)	Expenses Paid During Period* (4/1/08 – 9/30/08)
Actual
Class A	$1,000.00	$949.40	$7.99
Class B	$1,000.00	$946.20	$11.68
Class C	$1,000.00	$946.20	$11.73
Class I	$1,000.00	$949.60	$7.02
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,016.80	$8.27
Class B	$1,000.00	$1,013.00	$12.08
Class C	$1,000.00	$1,013.00	$12.13
Class I	$1,000.00	$1,017.80	$7.26

* Expenses are equal to the Fund's annualized expense ratio of 1.64% for Class A shares, 2.40% for Class B shares, 2.41% for Class C shares and 1.44% for Class I shares, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2008.

Eaton Vance Municipals Funds as of September 30, 2008

FUND EXPENSES CONT'D

Eaton Vance Florida Plus Municipals Fund

	Beginning Account Value (4/1/08)	Ending Account Value (9/30/08)	Expenses Paid During Period* (4/1/08 – 9/30/08)
Actual
Class A	$1,000.00	$939.90	$5.58
Class B	$1,000.00	$937.10	$9.20
Class C	$1,000.00	$937.10	$9.25
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.30	$5.81
Class B	$1,000.00	$1,015.50	$9.57
Class C	$1,000.00	$1,015.50	$9.62

* Expenses are equal to the Fund's annualized expense ratio of 1.15% for Class A shares, 1.90% for Class B shares and 1.91% for Class C shares, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2008.

Eaton Vance Massachusetts Municipals Fund

	Beginning Account Value (4/1/08)	Ending Account Value (9/30/08)	Expenses Paid During Period* (4/1/08 – 9/30/08)
Actual
Class A	$1,000.00	$948.30	$5.21
Class B	$1,000.00	$944.50	$8.85
Class C	$1,000.00	$943.40	$8.84
Class I	$1,000.00	$949.30	$4.24
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.70	$5.40
Class B	$1,000.00	$1,015.90	$9.17
Class C	$1,000.00	$1,015.90	$9.17
Class I	$1,000.00	$1,020.70	$4.40

* Expenses are equal to the Fund's annualized expense ratio of 1.07% for Class A shares, 1.82% for Class B shares, 1.82% for Class C shares and 0.87% for Class I shares, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2008.

Eaton Vance Municipals Funds as of September 30, 2008

FUND EXPENSES CONT'D

Eaton Vance Mississippi Municipals Fund

	Beginning Account Value (4/1/08)	Ending Account Value (9/30/08)	Expenses Paid During Period* (4/1/08 – 9/30/08)
Actual
Class A	$1,000.00	$962.90	$5.25
Class B	$1,000.00	$959.40	$8.92
Class C	$1,000.00	$959.40	$8.92
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.70	$5.40
Class B	$1,000.00	$1,015.90	$9.17
Class C	$1,000.00	$1,015.90	$9.17

* Expenses are equal to the Fund's annualized expense ratio of 1.07% for Class A shares, 1.82% for Class B shares and 1.82% for Class C shares, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2008.

Eaton Vance New York Municipals Fund

	Beginning Account Value (4/1/08)	Ending Account Value (9/30/08)	Expenses Paid During Period (4/1/08 – 9/30/08)
Actual*
Class A	$1,000.00	$940.00	$5.58
Class B	$1,000.00	$936.40	$9.20
Class C	$1,000.00	$937.30	$9.20
Class I	$1,000.00	$940.90	$4.80
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.30	$5.81
Class B	$1,000.00	$1,015.50	$9.57
Class C	$1,000.00	$1,015.50	$9.57
Class I	$1,000.00	$1,020.10	$5.00

* Expenses are equal to the Fund's annualized expense ratio of 1.15% for Class A shares, 1.90% for Class B shares, 1.90% for Class C shares and 0.99% for Class I shares, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2008.

Eaton Vance Municipals Funds as of September 30, 2008

FUND EXPENSES CONT'D

Eaton Vance Ohio Municipals Fund

	Beginning Account Value (4/1/08)	Ending Account Value (9/30/08)	Expenses Paid During Period* (4/1/08 – 9/30/08)
Actual
Class A	$1,000.00	$952.70	$4.78
Class B	$1,000.00	$949.70	$6.73
Class C	$1,000.00	$947.90	$8.42
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.10	$4.95
Class B	$1,000.00	$1,018.10	$6.96
Class C	$1,000.00	$1,016.40	$8.72

* Expenses are equal to the Fund's annualized expense ratio of 0.98% for Class A shares, 1.38% for Class B shares and 1.73% for Class C shares, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2008.

Eaton Vance Rhode Island Municipals Fund

	Beginning Account Value (4/1/08)	Ending Account Value (9/30/08)	Expenses Paid During Period* (4/1/08 – 9/30/08)
Actual
Class A	$1,000.00	$947.10	$4.77
Class B	$1,000.00	$942.80	$8.40
Class C	$1,000.00	$942.90	$8.45
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.10	$4.95
Class B	$1,000.00	$1,016.40	$8.72
Class C	$1,000.00	$1,016.30	$8.77

* Expenses are equal to the Fund's annualized expense ratio of 0.98% for Class A shares, 1.73% for Class B shares and 1.74% for Class C shares, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2008.

Eaton Vance Municipals Funds as of September 30, 2008

FUND EXPENSES CONT'D

Eaton Vance West Virginia Municipals Fund

	Beginning Account Value (4/1/08)	Ending Account Value (9/30/08)	Expenses Paid During Period* (4/1/08 – 9/30/08)
Actual
Class A	$1,000.00	$943.40	$4.42
Class B	$1,000.00	$939.80	$8.05
Class C	$1,000.00	$939.90	$7.95
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.50	$4.60
Class B	$1,000.00	$1,016.70	$8.37
Class C	$1,000.00	$1,016.80	$8.27

* Expenses are equal to the Fund's annualized expense ratio of 0.91% for Class A shares, 1.66% for Class B shares and 1.64% for Class C shares, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2008.

Eaton Vance California Municipals Fund as of September 30, 2008

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 109.5%

Principal Amount (000's omitted)	Security	Value
Education — 3.7%
$3,500	California Educational Facilities Authority, (Lutheran University), 5.00%, 10/1/29	$2,927,645
2,500	California Educational Facilities Authority, (Santa Clara University), 5.25%, 9/1/26	2,373,800
4,000	California Educational Facilities Authority, (Stanford University), 5.25%, 12/1/32(1)	3,908,680
		$9,210,125
Electric Utilities — 1.0%
$3,000	Chula Vista, (San Diego Gas), (AMT), 5.00%, 12/1/27	$2,501,910
		$2,501,910
Escrowed / Prerefunded — 7.1%
$1,000	Sacramento County, Single Family, (GNMA), (AMT), Escrowed to Maturity, 8.25%, 1/1/21	$1,251,670
11,285	Sacramento County, Single Family, (GNMA), (AMT), Escrowed to Maturity, 8.50%, 11/1/16	14,213,458
5,765	San Joaquin Hills Transportation Corridor Agency, Toll Road Bonds, Escrowed to Maturity, 0.00%, 1/1/26	2,232,496
		$17,697,624
General Obligations — 2.4%
$4,000	California, 5.50%, 3/1/27	$4,011,480
2,400	California, (AMT), 5.05%, 12/1/36	1,972,392
		$5,983,872
Hospital — 15.0%
$1,000	California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 7/1/23	$933,650
5,600	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 11/15/34	4,882,080
4,000	California Health Facilities Financing Authority, (Marshall Medical Center), 5.00%, 11/1/33	3,517,280
1,480	California Health Facilities Financing Authority, (Sutter Health), Variable Rate, 0.56%, 11/15/46(2)(3)(5)	811,839
2,250	California Infrastructure and Economic Development Bank, (Kaiser Hospital), 5.50%, 8/1/31	2,114,887
860	California Statewide Communities Development Authority, (Catholic Healthcare West), 5.50%, 7/1/30	790,460
1,150	California Statewide Communities Development Authority, (Catholic Healthcare West), 5.50%, 7/1/31	1,049,801
570	California Statewide Communities Development Authority, (Catholic Healthcare West), 5.625%, 7/1/35	523,927

Principal Amount (000's omitted)	Security	Value
Hospital (continued)
$6,500	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/35	$5,562,115
2,500	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/34	2,185,250
2,500	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	2,172,450
1,850	California Statewide Communities Development Authority, (Kaiser Permanente), 5.50%, 11/1/32	1,753,115
1,500	California Statewide Communities Development Authority, (Sonoma County Indian Health), 6.40%, 9/1/29	1,494,075
2,700	San Benito Health Care District, 5.40%, 10/1/20	2,374,056
1,000	Torrance Hospital, (Torrance Memorial Medical Center), 5.50%, 6/1/31	924,430
1,650	Turlock, (Emanuel Medical Center, Inc.), 5.375%, 10/15/34	1,371,744
1,250	Washington Health Care Facilities Authority, (Providence Health Care), 5.25%, 7/1/29	1,124,388
5,000	Washington Township Health Care District, 5.00%, 7/1/37	4,193,150
		$37,778,697
Housing — 1.6%
$3,000	California Housing Finance Agency, (AMT), 4.75%, 8/1/42	$2,252,280
1,373	Commerce, (Hermitage III Senior Apartments), 6.50%, 12/1/29	1,294,441
415	Commerce, (Hermitage III Senior Apartments), 6.85%, 12/1/29	385,539
		$3,932,260
Industrial Development Revenue — 1.6%
$2,750	California Pollution Control Financing Authority, (Browning Ferris Industries), (AMT), 5.80%, 12/1/16	$2,548,590
1,700	California Pollution Control Financing Authority, (Solid Waste Disposal), (AMT), 5.40%, 4/1/25	1,388,832
		$3,937,422
Insured-Electric Utilities — 9.2%
$2,315	Anaheim Public Financing Authority, (Electric System Distribution Facilities), (MBIA), 4.50%, 10/1/32	$1,927,654
5,000	California Pollution Control Financing Authority, Pollution Control Revenue, (Pacific Gas and Electric), (MBIA), (AMT), 5.35%, 12/1/16	4,831,500
7,305	Northern California Power Agency, (Hydroelectric), (MBIA), 5.125%, 7/1/23(4)	7,138,203
2,000	Puerto Rico Electric Power Authority, (FGIC), 5.25%, 7/1/34	1,833,700
2,250	Puerto Rico Electric Power Authority, (FGIC), 5.25%, 7/1/35	2,057,040
7,070	Southern California Public Power Authority, (Transmission Project), (MBIA), 0.00%, 7/1/15	5,260,928
		$23,049,025

See notes to financial statements

Eaton Vance California Municipals Fund as of September 30, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Escrowed / Prerefunded — 5.6%
$2,500	California Infrastructure and Economic Development, (Bay Area Toll Bridges), (AMBAC), Prerefunded to 1/1/28, 5.00%, 7/1/33	$2,473,900
5,000	California Infrastructure and Economic Development, (Bay Area Toll Bridges), (FGIC), Prerefunded to 1/1/28, 5.00%, 7/1/29	4,947,800
15,000	Foothill/Eastern Corridor Agency, Toll Road Bonds, (FSA), Escrowed to Maturity, 0.00%, 1/1/28	5,155,350
1,500	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/10, 5.25%, 7/1/29(4)	1,581,555
		$14,158,605
Insured-General Obligations — 5.8%
$2,000	Allan Hancock, (Joint Community College), (FSA), 4.375%, 8/1/31	$1,674,080
2,500	California, (AGC), 4.50%, 8/1/30	2,154,650
6,500	Los Angeles Unified School District, (Election of 2005), (FSA), 4.75%, 7/1/32(4)	5,794,295
2,285	Merced Unified School District, (FGIC), 0.00%, 8/1/19	1,267,101
3,300	Puerto Rico, (FSA), Variable Rate, 0.549%, 7/1/27(2)(3)	3,661,383
		$14,551,509
Insured-Hospital — 4.0%
$2,900	California Health Facilities Financing Authority, (Kaiser Permanente), (BHAC), 5.00%, 4/1/37	$2,642,161
2,550	California Statewide Communities Development Authority, (Children's Hospital Los Angeles), (MBIA), 5.25%, 8/15/29	2,459,016
4,920	California Statewide Communities Development Authority, (Sutter Health), (FSA), 5.75%, 8/15/27(4)	5,007,576
		$10,108,753
Insured-Lease Revenue / Certificates of Participation — 6.9%
$6,500	Anaheim Public Financing Authority, (Public Improvements), (FSA), 0.00%, 9/1/22	$2,956,720
11,280	Anaheim Public Financing Authority, (Public Improvements), (FSA), 0.00%, 9/1/30	2,964,722
5,000	Los Angeles County, (Disney Parking), (AMBAC), 0.00%, 9/1/17	3,241,950
5,370	Los Angeles County, (Disney Parking), (AMBAC), 0.00%, 3/1/18	3,349,914
5,500	San Diego County Water Authority, (FSA), 5.00%, 5/1/38	5,100,150
		$17,613,456

Principal Amount (000's omitted)	Security	Value
Insured-Other Revenue — 2.0%
$2,750	Golden State Tobacco Securitization Corp., (AGC), 5.00%, 6/1/45	$2,447,390
3,145	Golden State Tobacco Securitization Corp., (FGIC), 5.00%, 6/1/38	2,577,139
		$5,024,529
Insured-Special Tax Revenue — 4.1%
$2,565	Ceres Redevelopment Agency, (Ceres Redevelopment Project Area No. 1), (AMBAC), 4.00%, 11/1/31	$1,919,954
5,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	4,747,300
4,540	San Francisco Bay Area Rapid Transportation District, Sales Tax Revenue, (FSA), 4.25%, 7/1/36	3,643,577
		$10,310,831
Insured-Transportation — 4.8%
$9,420	Alameda Corridor Transportation Authority, (MBIA), 0.00%, 10/1/33	$2,051,582
4,320	Los Angeles County Metropolitan Transportation Authority, (AMBAC), 5.00%, 7/1/23(4)	4,231,425
5,460	Puerto Rico Highway and Transportation Authority, (FSA), 5.25%, 7/1/32(4)	5,155,605
1,800	San Joaquin Hills Transportation Corridor Agency, Toll Road Bonds, (MBIA), 0.00%, 1/15/24	676,818
		$12,115,430
Insured-Water and Sewer — 9.0%
$8,000	Clovis Public Financing Authority, Wastewater Revenue, (AMBAC), 4.50%, 8/1/38	$6,493,360
6,225	Los Angeles Department of Water and Power, (FSA), 4.75%, 7/1/36	5,475,697
1,680	Los Angeles Department of Water and Power, (MBIA), 3.00%, 7/1/30	1,108,968
6,000	San Diego County Water Authority, (FGIC), 5.681%, 4/22/09	6,106,800
4,135	San Francisco City and County Public Utilities Commission, (FSA), 4.25%, 11/1/33	3,335,043
		$22,519,868
Lease Revenue / Certificates of Participation — 9.3%
$5,000	California Public Works, (University of California), 5.25%, 6/1/20	$5,068,500
5,115	Los Angeles County, (Disney Parking), 0.00%, 3/1/16	3,510,066
1,925	Los Angeles County, (Disney Parking), 0.00%, 3/1/17	1,239,662
3,100	Los Angeles County, (Disney Parking), 0.00%, 3/1/20	1,613,302
6,090	Pasadena Parking Facility, 6.25%, 1/1/18	6,771,349
5,000	Sacramento City Financing Authority, 5.40%, 11/1/20	5,197,500
		$23,400,379

See notes to financial statements

Eaton Vance California Municipals Fund as of September 30, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Other Revenue — 1.3%
$615	California Infrastructure and Economic Development Bank, (Performing Arts Center of Los Angeles), 5.00%, 12/1/32	$555,855
920	California Infrastructure and Economic Development Bank, (Performing Arts Center of Los Angeles), 5.00%, 12/1/37	819,334
2,410	Golden State Tobacco Securitization Corp., 5.75%, 6/1/47	1,806,873
		$3,182,062
Senior Living / Life Care — 0.4%
$250	California Statewide Communities Development Authority, (Senior Living - Presbyterian Homes), 4.75%, 11/15/26	$201,505
1,000	California Statewide Communities Development Authority, (Senior Living - Presbyterian Homes), 4.875%, 11/15/36	760,000
		$961,505
Special Tax Revenue — 8.4%
$2,500	Bonita Canyon Public Financing Authority, 5.375%, 9/1/28	$2,281,750
415	Brentwood Infrastructure Financing Authority, 5.00%, 9/2/26	335,312
665	Brentwood Infrastructure Financing Authority, 5.00%, 9/2/34	510,128
1,810	Corona Public Financing Authority, 5.80%, 9/1/20	1,727,537
985	Fairfield Improvement Bond Act of 1915, (North Cordelia District), 7.375%, 9/2/18	1,019,908
2,105	Lincoln Public Financing Authority, Improvement Bond Act of 1915, (Twelve Bridges), 6.20%, 9/2/25	2,070,268
1,430	Moreno Valley Unified School District, 5.95%, 9/1/34	1,326,911
6,475	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	5,787,808
1,675	Santa Margarita Water District, 6.20%, 9/1/20	1,685,167
1,000	Santaluz Community Facilities District No. 2, 6.20%, 9/1/30	931,000
350	Temecula Unified School District, 5.00%, 9/1/27	290,301
535	Temecula Unified School District, 5.00%, 9/1/37	421,676
1,000	Torrance Redevelopment Agency, 5.625%, 9/1/28	864,930
1,000	Tustin Community Facilities District, 6.00%, 9/1/37	900,460
900	Whittier Public Financing Authority, (Greenleaf Avenue Redevelopment), 5.50%, 11/1/23	810,630
		$20,963,786
Transportation — 4.5%
$2,750	Los Angeles Department of Airports, (Los Angeles International Airport), 5.375%, 5/15/30	$2,475,550
9,990	San Francisco Bay Area Rapid Transit District, (Election of 2004), 4.75%, 8/1/37	8,912,146
10	San Francisco Bay Area Rapid Transit District, (Election of 2004), 4.75%, 8/1/37	8,921
		$11,396,617

Principal Amount (000's omitted)	Security	Value
Water and Sewer — 1.8%
$3,160	California Department of Water Resources, 5.00%, 12/1/29	$3,055,625
1,740	Metropolitan Water District of Southern California, (Waterworks Revenue Authorization), 4.75%, 7/1/36(4)	1,548,461
		$4,604,086
Total Tax-Exempt Investments — 109.5% (identified cost $291,746,555)		$275,002,351
Other Assets, Less Liabilities — (9.5)%		$(23,764,579)
Net Assets — 100.0%		$251,237,772

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC - Berkshire Hathaway Assurance Corp.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

GNMA - Government National Mortgage Association

MBIA - Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2008, 47.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.0% to 18.7% of total investments.

(1)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at September 30, 2008.

(3)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, the aggregate value of these securities is $4,473,222 or 1.8% of the Fund's net assets.

(4)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(5)  Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security.

See notes to financial statements

Eaton Vance Florida Plus Municipals Fund as of September 30, 2008

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 104.3%
Principal Amount (000's omitted)	Security	Value
Education — 4.0%
$6,000	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38	$5,801,100
1,120	Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.00%, 7/1/38	1,082,894
		$6,883,994
Electric Utilities — 2.7%
$5,030	Salt River Project, AZ, Agricultural Improvements and Power District, 5.00%, 1/1/38	$4,742,435
		$4,742,435
Escrowed / Prerefunded — 1.5%
$615	Florida Mid-Bay Bridge Authority, Escrowed to Maturity, 6.10%, 10/1/22	$673,425
1,675	Florida Mid-Bay Bridge Authority, Escrowed to Maturity, 6.875%, 10/1/22	2,000,570
		$2,673,995
Health Care-Miscellaneous — 0.6%
$950	Osceola County Industrial Development Authority, Community Provider Pooled Loan, 7.75%, 7/1/17	$950,133
		$950,133
Hospital — 6.4%
$315	California Statewide Communities Development Authority, (Catholic Healthcare West), 5.50%, 7/1/30	$289,529
420	California Statewide Communities Development Authority, (Catholic Healthcare West), 5.50%, 7/1/31	383,405
240	California Statewide Communities Development Authority, (Catholic Healthcare West), 5.625%, 7/1/35	220,601
1,575	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare Systems), 5.00%, 7/1/32	1,441,913
2,500	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.00%, 11/15/38	2,020,825
3,170	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/32	2,717,831
640	New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	581,907
1,275	New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	1,152,230
2,500	West Orange Health Care District, 5.80%, 2/1/31	2,314,400
		$11,122,641

Principal Amount (000's omitted)	Security	Value
Housing — 1.3%
$395	Florida Housing Finance Authority, (AMT), 6.35%, 7/1/28	$398,006
1,680	Massachusetts Housing Finance Agency, (AMT), 5.30%, 12/1/37	1,435,106
345	Orange County Housing Finance Authority, (AMT), 6.60%, 4/1/28	346,622
		$2,179,734
Industrial Development Revenue — 5.8%
$2,155	Broward County, (Lynxs Cargoport), (AMT), 6.75%, 6/1/19	$1,947,707
2,460	Capital Trust Agency, (Fort Lauderdale Project), (AMT), 5.75%, 1/1/32	1,996,167
3,000	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.25%, 10/1/35(1)	2,522,389
2,000	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	1,681,540
2,400	St. John Baptist Parish,, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	1,858,440
		$10,006,243
Insured-Education — 2.0%
$3,800	University of Vermont and State Agricultural College, (MBIA), 5.00%, 10/1/40	$3,477,076
		$3,477,076
Insured-Electric Utilities — 0.7%
$1,350	Puerto Rico Electric Power Authority, (FGIC), 5.25%, 7/1/34	$1,237,747
		$1,237,747
Insured-General Obligations — 7.3%
$1,035	King County, WA, Public Hospital District No. 1, (AGC), 5.00%, 12/1/37	$953,131
2,065	Monroe Township, NJ, Board of Education, Middlesex County, (AGC), 4.75%, 3/1/38	1,893,750
3,075	Portage, MI, Public Schools, (FSA), 5.00%, 5/1/31	2,900,125
2,700	Puerto Rico, (MBIA), 5.50%, 7/1/20	2,646,027
10,655	San Juan, CA, Unified School District, (FSA), 0.00%, 8/1/24	4,321,881
		$12,714,914
Insured-Health Care-Miscellaneous — 0.00%
$13	Osceola County Industrial Development Authority, Community Provider Pooled Loan-93 Program, (FSA), 7.75%, 7/1/10	$13,152
		$13,152

See notes to financial statements

Eaton Vance Florida Plus Municipals Fund as of September 30, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Hospital — 11.7%
$1,150	California Health Facilities Financing Authority, (Kaiser Permanente), (BHAC), 5.00%, 4/1/37	$1,047,754
5,000	California Statewide Communities Development Authority, (Catholic Healthcare West), (AGC), 5.25%, 7/1/41	4,646,500
6,340	Maryland Health and Higher Educational Facilities Authority, (Lifebridge Health), (AGC), 4.75%, 7/1/42(1)	5,545,439
35	Maryland Health and Higher Educational Facilities Authority, (Lifebridge Health), (AGC), 4.75%, 7/1/42	30,613
9,560	Sarasota County Public Hospital Board, (Sarasota Memorial Hospital), (MBIA), 5.50%, 7/1/28	8,978,656
		$20,248,962
Insured-Housing — 1.7%
$3,000	Florida Housing Finance Authority, (Brittany of Rosemont), (AMBAC), (AMT), 6.875%, 8/1/26	$3,000,720
		$3,000,720
Insured-Lease Revenue / Certificates of Participation — 1.5%
$2,675	Scago, SC, Educational Facility Corp., Pickens School District, (FSA), 5.00%, 12/1/24	$2,538,254
		$2,538,254
Insured-Other Revenue — 1.0%
$1,710	Kentucky Economic Development Finance Authority, (Louisville Arena Project), (AGC), 6.00%, 12/1/33	$1,653,861
		$1,653,861
Insured-Special Tax Revenue — 13.5%
$5,845	Baton Rouge, LA, Public Improvement, (FSA), 4.25%, 8/1/32	$4,764,259
1,520	Louisiana Gas and Fuels Tax, (FGIC), (FSA), 5.00%, 5/1/41	1,388,216
3,910	Massachusetts Bay Transportation Authority, (MBIA), 4.00%, 7/1/33	3,035,411
14,715	Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), (MBIA), 0.00%, 12/15/24	5,824,933
1,575	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/36	265,293
6,630	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/37	1,045,286
5,000	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/38	735,800
10,000	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/39	1,364,400
10,055	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/40	1,282,616

Principal Amount (000's omitted)	Security	Value
Insured-Special Tax Revenue (continued)
$870	Opa-Locka Sales Tax, (FGIC), 7.00%, 1/1/14	$872,323
4,140	Sunrise Public Facilities, (MBIA), 0.00%, 10/1/16	2,853,454
		$23,431,991
Insured-Transportation — 10.6%
$4,405	Central Puget Sound Regional Transportation Authority, WA, Sales & Use Tax Revenue, (FSA), 5.00%, 11/1/34	$4,136,339
1,400	Chicago, IL, (O'Hare International Airport), (FSA), 4.50%, 1/1/38	1,163,988
2,070	Chicago, IL, (O'Hare International Airport), (FSA), 5.00%, 1/1/38	1,881,092
7,620	Miami-Dade County, Aviation Revenue, (Miami International Airport), (AGC), (CIFG), (AMT), 5.00%, 10/1/38	6,239,561
1,100	Port Palm Beach District, (Public Improvements), (XLCA), 0.00%, 9/1/22	502,403
1,100	Port Palm Beach District, (Public Improvements), (XLCA), 0.00%, 9/1/23	468,061
4,500	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/38	4,080,060
		$18,471,504
Insured-Water and Sewer — 9.1%
$7,190	Austin, TX, Water and Wastewater System, (FSA), 5.00%, 11/15/34(2)	$6,656,790
860	Miami Beach, Storm Water, (FGIC), 5.375%, 9/1/30	789,007
2,200	Pearland, TX, Waterworks and Sewer Systems, (FSA), 4.50%, 9/1/34	1,850,948
2,600	Tampa Bay Water Utility System, (FGIC), 4.75%, 10/1/27(1)	2,324,126
4,150	Tampa Bay Water Utility System, (FGIC), Prerefunded to 10/1/08, 4.75%, 10/1/27(1)	4,191,446
		$15,812,317
Nursing Home — 1.9%
$3,500	Orange County Health Facilities Authority, (Westminster Community Care), 6.60%, 4/1/24	$3,325,735
		$3,325,735
Senior Living / Life Care — 2.8%
$4,070	North Miami Health Care Facilities Authority, (Imperial Club), 6.125%, 1/1/42	$3,300,322
1,750	Plantation Health Facilities Authority, (Covenant Village of Florida), 5.125%, 12/1/22	1,577,223
		$4,877,545

See notes to financial statements

Eaton Vance Florida Plus Municipals Fund as of September 30, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Special Tax Revenue — 14.0%
$245	Covington Park Community Development District, (Capital Improvements), 5.00%, 5/1/21	$228,271
1,185	Covington Park Community Development District, (Capital Improvements), 5.00%, 5/1/31	1,040,726
480	Dupree Lakes Community Development District, 5.00%, 11/1/10	459,850
530	Dupree Lakes Community Development District, 5.00%, 5/1/12	488,188
1,000	Dupree Lakes Community Development District, 5.375%, 5/1/37	746,480
955	Fishhawk Community Development District, 6.125%, 5/1/34	904,882
230	Gateway Services Community Development District, 6.50%, 5/1/33	229,984
655	Heritage Harbor South Community Development District, (Capital Improvements), 6.20%, 5/1/35	626,259
475	Heritage Harbor South Community Development District, (Capital Improvements), 6.50%, 5/1/34	472,036
1,265	Heritage Springs Community Development District, 5.25%, 5/1/26	1,112,694
180	Longleaf Community Development District, 6.20%, 5/1/09	179,123
880	New River Community Development District, (Capital Improvements), 5.00%, 5/1/13	561,924
360	New River Community Development District, (Capital Improvements), 5.35%, 5/1/38	226,022
1,195	North Springs Improvement District, (Heron Bay), 5.20%, 5/1/27	878,612
6,065	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	5,421,322
2,270	River Hall Community Development District, (Capital Improvements), 5.45%, 5/1/36	1,668,768
960	Southern Hills Plantation I Community Development District, 5.80%, 5/1/35	787,190
1,670	Sterling Hill Community Development District, 6.20%, 5/1/35	1,596,720
2,465	Tisons Landing Community Development District, 5.625%, 5/1/37	1,486,617
2,635	University Square Community Development District, 6.75%, 5/1/20	2,662,694
400	West Palm Beach Community Redevelopment Agency, (Northwood Pleasant Community), 5.00%, 3/1/29	328,760
2,870	West Palm Beach Community Redevelopment Agency, (Northwood Pleasant Community), 5.00%, 3/1/35	2,275,250
		$24,382,372

Principal Amount (000's omitted)	Security	Value
Transportation — 4.2%
$2,385	Florida Mid-Bay Bridge Authority, 6.10%, 10/1/22	$2,351,943
6,000	Metropolitan Transportation Authority, NY, 4.50%, 11/15/38	4,998,840
		$7,350,783
Total Tax-Exempt Investments — 104.3% (identified cost $201,963,321)		$181,096,108
Other Assets, Less Liabilities — (4.3)%		$(7,516,106)
Net Assets — 100.0%		$173,580,002

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC - Berkshire Hathaway Assurance Corp.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

At September 30, 2008, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:

Florida	43.2%

Others, representing less than 10% individually	61.1%

The Fund invests primarily in debt securities issued by Florida and other state municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2008, 56.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.5% to 17.5% of total investments.

(1)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(2)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Massachusetts Municipals Fund as of September 30, 2008

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 108.7%
Principal Amount (000's omitted)	Security	Value
Education — 21.1%
$15,000	Massachusetts Development Finance Agency, (Boston College), 5.00%, 7/1/42(1)	$13,536,375
4,500	Massachusetts Development Finance Agency, (Boston University), 5.45%, 5/15/59	4,135,635
4,000	Massachusetts Development Finance Agency, (Boston University), 6.00%, 5/15/59	4,019,520
6,000	Massachusetts Development Finance Agency, (Dexter School), 5.00%, 5/1/37	5,356,500
1,000	Massachusetts Development Finance Agency, (Middlesex School), 5.00%, 9/1/33	913,610
1,000	Massachusetts Development Finance Agency, (Wheeler School), 6.50%, 12/1/29	1,001,680
10,000	Massachusetts Health and Educational Facilities Authority, (Berklee College), 5.00%, 10/1/37	9,012,500
6,000	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38	5,801,100
1,700	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.125%, 7/15/37	1,675,945
10,215	Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.25%, 7/1/33(2)	10,228,177
1,450	Massachusetts Industrial Finance Agency, (St. John's High School, Inc.), 5.35%, 6/1/28	1,310,278
		$56,991,320
Electric Utilities — 6.4%
$8,715	Massachusetts Development Finance Agency, (Dominion Energy Brayton Point), (AMT), 5.00%, 2/1/36	$6,881,538
3,000	Puerto Rico Electric Power Authority, Series N, 0.00%, 7/1/17	1,922,340
13,230	Puerto Rico Electric Power Authority, Series O, 0.00%, 7/1/17	8,478,313
		$17,282,191
Escrowed / Prerefunded — 8.7%
$20,000	Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	$20,759,400
2,540	Massachusetts Water Resources Authority, Escrowed to Maturity, 5.25%, 12/1/15	2,705,913
		$23,465,313
Hospital — 11.8%
$1,000	Massachusetts Health and Educational Facilities Authority, (Berkshire Health System), 6.25%, 10/1/31	$963,450
1,070	Massachusetts Health and Educational Facilities Authority, (Beth Israel Deaconess Medical Center, Inc.), 5.125%, 7/1/38	900,598

Principal Amount (000's omitted)	Security	Value
Hospital (continued)
$1,135	Massachusetts Health and Educational Facilities Authority, (Central New England Health Systems), 6.125%, 8/1/13	$1,136,930
7,960	Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.00%, 12/1/37	7,171,562
2,055	Massachusetts Health and Educational Facilities Authority, (Healthcare System-Covenant Health), 6.00%, 7/1/22	2,089,873
11,820	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare Systems), 5.00%, 7/1/32(1)	10,821,387
35	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare Systems), 5.75%, 7/1/32	34,705
9,000	Massachusetts Industrial Finance Agency, (Biomedical Research Corp.), 0.00%, 8/1/09	8,787,600
		$31,906,105
Housing — 5.3%
$2,000	Massachusetts Housing Finance Agency, (AMT), 4.65%, 12/1/36	$1,507,900
5,000	Massachusetts Housing Finance Agency, (AMT), 4.85%, 6/1/40	3,830,500
3,960	Massachusetts Housing Finance Agency, (AMT), 5.10%, 12/1/37	3,274,326
3,875	Massachusetts Housing Finance Agency, (AMT), 5.20%, 12/1/37	3,254,845
2,750	Massachusetts Housing Finance Agency, (AMT), 5.30%, 12/1/37	2,349,133
		$14,216,704
Industrial Development Revenue — 2.3%
$2,155	Massachusetts Industrial Finance Agency, (American Hingham Water Co.), (AMT), 6.60%, 12/1/15	$2,157,629
5,170	Virgin Islands Public Financing Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	4,036,167
		$6,193,796
Insured-Education — 8.7%
$8,555	Massachusetts College Building Authority, (XLCA), 0.00%, 5/1/22	$3,913,570
2,500	Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/28	2,426,975
5,000	Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/33	4,823,550
4,700	Massachusetts Development Finance Agency, (Boston University), (XLCA), 5.375%, 5/15/39	4,402,302
5,460	Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(1)	5,350,564
2,800	Massachusetts Development Finance Agency, (Franklin W. Olin College), (XLCA), 5.25%, 7/1/33	2,557,604
		$23,474,565

See notes to financial statements

Eaton Vance Massachusetts Municipals Fund as of September 30, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Escrowed / Prerefunded — 0.1%
$200	Massachusetts Turnpike Authority, (MBIA), Escrowed to Maturity, 5.00%, 1/1/20	$207,594
		$207,594
Insured-General Obligations — 0.4%
$1,200	Puerto Rico, (MBIA), 5.50%, 7/1/20	$1,176,012
		$1,176,012
Insured-Hospital — 0.7%
$1,950	Massachusetts Health and Educational Facilities Authority, (The Medical Center of Central Massachusetts), (AMBAC), Variable Rate, 9.964%, 6/23/22(3)	$1,971,080
		$1,971,080
Insured-Lease Revenue / Certificates of Participation — 2.6%
$7,500	Massachusetts Development Finance Agency, (MBIA), 5.125%, 2/1/34	$7,088,025
		$7,088,025
Insured-Other Revenue — 5.3%
$13,680	Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	$14,102,302
35	Massachusetts Health and Educational Facilities Authority, (Capital Assets), (MBIA), 7.20%, 7/1/09	35,133
		$14,137,435
Insured-Special Tax Revenue — 4.3%
$4,290	Martha's Vineyard Land Bank, (AMBAC), 5.00%, 5/1/32	$4,168,293
7,500	Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), 5.50%, 1/1/30	7,288,875
		$11,457,168
Insured-Student Loan — 3.6%
$3,000	Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$2,812,590
9,330	Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	6,851,672
		$9,664,262
Insured-Transportation — 12.0%
$5,000	Massachusetts Port Authority, (Bosfuel Project), (FGIC), (AMT), 5.00%, 7/1/32	$4,067,100

Principal Amount (000's omitted)	Security	Value
Insured-Transportation (continued)
$10,000	Massachusetts Port Authority, (Bosfuel Project), (FGIC), (AMT), 5.00%, 7/1/38	$7,958,500
19,000	Massachusetts Turnpike Authority, (MBIA), 0.00%, 1/1/28	5,963,720
10,750	Massachusetts Turnpike Authority, Metropolitan Highway System, (MBIA), 0.00%, 1/1/22	5,038,848
4,320	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	4,020,775
5,825	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/38	5,281,411
		$32,330,354
Nursing Home — 2.0%
$2,320	Massachusetts Health and Educational Facilities Authority, (Christopher House), 6.875%, 1/1/29	$2,197,481
3,080	Massachusetts Industrial Finance Agency, (Age Institute of Massachusetts), 8.05%, 11/1/25	3,088,347
		$5,285,828
Other Revenue — 1.7%
$4,455	Puerto Rico Infrastructure Financing Authority, 5.50%, 10/1/34(1)	$4,485,561
		$4,485,561
Senior Living / Life Care — 2.4%
$1,250	Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc./Edgecombe), 5.10%, 7/1/29	$1,024,975
615	Massachusetts Development Finance Agency, (First Mortgage VOA Concord), 5.125%, 11/1/27	468,132
2,190	Massachusetts Development Finance Agency, (First Mortgage VOA Concord), 5.20%, 11/1/41	1,549,753
4,650	Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.75%, 11/15/42	3,456,903
		$6,499,763
Solid Waste — 1.1%
$3,250	Massachusetts Industrial Finance Agency, Resource Recovery, (Ogden Haverhill), (AMT), 5.60%, 12/1/19	$3,084,153
		$3,084,153
Special Tax Revenue — 2.2%
$7,000	Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/23	$3,008,880
3,335	Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/31	805,669
10,395	Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/34	2,042,098
		$5,856,647

See notes to financial statements

Eaton Vance Massachusetts Municipals Fund as of September 30, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Water and Sewer — 6.0%
$7,260	Boston Industrial Development Authority, (Harbor Electric Energy Co.), (AMT), 7.375%, 5/15/15	$7,322,145
10,000	Massachusetts Water Resources Authority, 4.00%, 8/1/46	7,225,500
1,625	Massachusetts Water Resources Authority, 5.25%, 12/1/15	1,725,669
		$16,273,314
Total Tax-Exempt Investments — 108.7% (identified cost $320,353,011)		$293,047,190
Short-Term Investments — 0.8%
Principal Amount (000's omitted)	Description	Value
$2,295	Massachusetts Development Finance Agency, (Brooks School), (SPA: Fleet National Bank), (MBIA), Variable Rate, 8.00%, 7/1/29(4)	$2,295,000
Total Short-Term Investments — 0.8% (identified cost $2,295,000)		$2,295,000
Total Investments — 109.5% (identified cost $322,648,011)		$295,342,190
Other Assets, Less Liabilities — (9.5)%		$(25,698,669)
Net Assets — 100.0%		$269,643,521

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

MBIA - Municipal Bond Insurance Association

SPA - Standby Bond Purchase Agreement

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2008, 35.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.4% to 12.8% of total investments.

(1)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(2)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(3)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at September 30, 2008.

(4)  Variable rate demand obligation. The stated interest rate represents the rate in effect at September 30, 2008.

See notes to financial statements

Eaton Vance Mississippi Municipals Fund as of September 30, 2008

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 100.0%
Principal Amount (000's omitted)	Security	Value
Education — 2.9%
$500	University Educational Building Corp., (Residential College), 5.00%, 10/1/33	$463,055
		$463,055
Escrowed / Prerefunded — 8.3%
$1,750	Mississippi Housing Finance Corp., Single Family, Escrowed to Maturity, 0.00%, 6/1/15(1)	$1,320,778
		$1,320,778
General Obligations — 3.4%
$285	Mississippi, 4.75%, 1/1/27	$262,089
300	Mississippi, 4.75%, 1/1/28	274,626
		$536,715
Hospital — 6.0%
$500	Mississippi Hospital Equipment and Facilities Authority, (Baptist Health System), 5.00%, 8/15/29	$442,245
600	Mississippi Hospital Equipment and Facilities Authority, (South Central Regional Medical Center), 5.25%, 12/1/31	506,982
		$949,227
Industrial Development Revenue — 6.8%
$200	Lowndes County, (Weyerhaeuser), 6.80%, 4/1/22	$200,314
175	Mississippi Business Finance Corp., (Air Cargo), (AMT), 7.25%, 7/1/34	157,510
500	Mississippi Business Finance Corp., (Northrop Grumman Ship System), 4.55%, 12/1/28	415,800
300	Warren County, (International Paper), (AMT), 6.70%, 8/1/18	300,495
		$1,074,119
Insured-Bond Bank — 2.6%
$435	Mississippi Development Bank, (Capital Projects), (AMBAC), 5.00%, 7/1/24	$416,217
		$416,217
Insured-Electric Utilities — 5.8%
$750	Mississippi Development Bank, (Municipal Energy), (XLCA), 5.00%, 3/1/41	$603,743
300	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16(2)	308,646
		$912,389

Principal Amount (000's omitted)	Security	Value
Insured-Escrowed / Prerefunded — 12.8%
$750	Jackson State University Educational Building Corp., (FGIC), Prerefunded to 3/1/14, 5.00%, 3/1/29	$802,095
250	Mississippi Development Bank, (Waste Water Treatment), (FSA), Prerefunded to 2/1/13, 5.00%, 2/1/28	266,353
150	Puerto Rico, (FSA), Prerefunded to 7/1/11, 5.125%, 7/1/30	158,865
250	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/10, 5.25%, 7/1/29(2)	263,864
500	Southern Mississippi University Educational Building Corp., (AMBAC), Prerefunded to 3/1/11, 5.00%, 3/1/21	529,355
		$2,020,532
Insured-General Obligations — 11.8%
$500	Hinds County, (MBIA), 6.25%, 3/1/11	$537,975
400	Mississippi Development Bank, (FSA), 4.50%, 10/1/36	333,532
200	Mississippi Development Bank, (Gulf Coast College District), (XLCA), 4.25%, 1/1/24	167,806
500	Mississippi Development Bank, (Jackson Public School District), (FSA), 5.375%, 4/1/28	491,405
100	Puerto Rico, (FSA), 5.125%, 7/1/30	97,245
220	Puerto Rico, (FSA), Variable Rate, 0.549%, 7/1/27(3)(4)	244,092
		$1,872,055
Insured-Hospital — 10.5%
$750	Gulfport, (Gulfport Memorial Hospital), (MBIA), 6.20%, 7/1/18	$751,770
370	Hinds County, (Mississippi Methodist Hospital), (AMBAC), 5.60%, 5/1/12	385,751
610	Mississippi Development Bank, (Covington County Hospital), (AMBAC), 5.00%, 7/1/31	529,998
		$1,667,519
Insured-Lease Revenue / Certificates of Participation — 3.0%
$250	Mississippi Development Bank, (Capital Projects & Equipment), (FSA), 5.00%, 7/1/28	$236,473
250	Mississippi Development Bank, (Capital Projects & Equipment), (FSA), 5.25%, 7/1/26	244,612
		$481,085
Insured-Special Tax Revenue — 0.7%
$735	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	$41,042
135	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	14,519
270	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	27,219
215	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	20,277
		$103,057

See notes to financial statements

Eaton Vance Mississippi Municipals Fund as of September 30, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Transportation — 8.2%
$500	Jackson Municipal Airport Authority, (AMBAC), 5.00%, 10/1/31	$450,720
250	Mississippi Development Bank, (Mississippi Highway Construction), (FGIC), 5.00%, 1/1/25	237,950
175	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/38	158,669
500	Puerto Rico Highway and Transportation Authority, (MBIA), 5.25%, 7/1/32	457,520
		$1,304,859
Insured-Water and Sewer — 8.9%
$300	Gautier Utility District, (FGIC), 5.125%, 3/1/19	$301,527
250	Jackson Water and Sewer System, (FSA), 4.75%, 9/1/24	231,020
435	Mississippi Development Bank, (Combined Water & Sewer System), (AMBAC), 5.00%, 7/1/23	419,566
250	Mississippi Development Bank, (Combined Water & Sewer System), (FSA), 5.00%, 9/1/29	235,157
250	Mississippi Development Bank, (Desoto County Regional Utility Authority), (AMBAC), 5.00%, 7/1/32	229,793
		$1,417,063
Nursing Home — 1.6%
$280	Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	$255,931
		$255,931
Other Revenue — 1.0%
$3,110	Children's Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$111,866
2,195	Children's Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	44,471
		$156,337
Special Tax Revenue — 2.7%
$485	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	$433,527
		$433,527

Principal Amount (000's omitted)	Security	Value
Water and Sewer — 3.0%
$250	Mississippi Development Bank, (Desoto County Regional Utility Authority), 5.25%, 7/1/28	$236,177
250	Mississippi Development Bank, (Desoto County Regional Utility Authority), 5.25%, 7/1/31	233,923
		$470,100
Total Tax-Exempt Investments — 100.0% (identified cost $16,719,943)		$15,854,565
Other Assets, Less Liabilities — 0.00%		$7,026
Net Assets — 100.0%		$15,861,591

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Mississippi municipalities. In addition, 15.0% of the Fund's net assets at September 30, 2008 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2008, 64.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 4.9% to 19.9% of total investments.

(1)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(3)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, the aggregate value of these securities is $244,092 or 1.5% of the Fund's net assets.

(4)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at September 30, 2008.

See notes to financial statements

Eaton Vance New York Municipals Fund as of September 30, 2008

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 113.0%
Principal Amount (000's omitted)	Security	Value
Cogeneration — 1.0%
$4,250	Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$3,546,285
		$3,546,285
Education — 22.8%
$3,200	Hempstead Industrial Development Agency, (Adelphi University), 4.50%, 10/1/24	$2,811,712
2,110	New York City Industrial Development Agency, (St. Francis College), 5.00%, 10/1/34	1,887,374
8,500	New York Dormitory Authority, (City University), 6.00%, 7/1/20	9,134,185
1,660	New York Dormitory Authority, (City University), 7.50%, 7/1/10	1,747,980
10,000	New York Dormitory Authority, (Columbia University), 5.00%, 7/1/38(1)	9,668,860
5,000	New York Dormitory Authority, (Columbia University), 5.00%, 7/1/38(2)	4,834,350
5,000	New York Dormitory Authority, (New York University), 5.00%, 7/1/38	4,663,150
18,775	New York Dormitory Authority, (State University Educational Facilities), 5.25%, 5/15/19	19,655,547
14,680	New York Dormitory Authority, (State University Educational Facilities), 5.25%, 5/15/21	14,838,544
2,000	New York Dormitory Authority, (State University Educational Facilities), 5.50%, 5/15/19	2,094,800
2,650	New York Dormitory Authority, (Vassar College), 4.25%, 7/1/39	2,123,260
10,000	New York Dormitory Authority, (Vassar College), 5.00%, 7/1/46	9,192,500
		$82,652,262
Electric Utilities — 2.9%
$1,500	Long Island Power Authority, Electric System Revenue, 5.00%, 9/1/24	$1,425,630
5,000	New York State Energy Research and Development Authority, (Brooklyn Union Gas), 6.952%, 7/1/26	5,014,100
4,800	Suffolk County Industrial Development Agency, (Keyspan-Port Jefferson), (AMT), 5.25%, 6/1/27	4,158,432
		$10,598,162
General Obligations — 1.1%
$4,155	New York City, 5.25%, 9/15/33	$3,946,170
		$3,946,170

Principal Amount (000's omitted)	Security	Value
Health Care-Miscellaneous — 0.2%
$340	New York City Industrial Development Agency, (A Very Special Place, Inc.), 5.75%, 1/1/29	$277,297
110	Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series A, 7.50%, 9/1/15	111,021
55	Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series C, 7.50%, 9/1/15	55,510
165	Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series F, 7.50%, 9/1/15	166,531
145	Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series J, 7.50%, 9/1/15	146,346
		$756,705
Hospital — 14.2%
$995	Chautauqua County Industrial Development Agency, (Women's Christian Association), 6.35%, 11/15/17	$961,419
3,070	Chautauqua County Industrial Development Agency, (Women's Christian Association), 6.40%, 11/15/29	2,741,786
3,000	Fulton County Industrial Development Agency, (Nathan Littauer Hospital), 6.00%, 11/1/18	2,762,910
4,250	Monroe County Industrial Development Agency, (Highland Hospital), 5.00%, 8/1/22	3,850,203
560	Nassau County Industrial Development Agency, (North Shore Health System), 5.875%, 11/1/11	576,794
4,500	New York Dormitory Authority, (Lenox Hill Hospital), 5.50%, 7/1/30	3,822,030
11,490	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 4.75%, 7/1/28(1)	10,407,489
6,750	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 5.00%, 7/1/36	6,281,078
50	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 5.00%, 7/1/36	46,526
2,000	New York Dormitory Authority, (Methodist Hospital), 5.25%, 7/1/33	1,698,460
3,155	New York Dormitory Authority, (North Shore Hospital), 5.00%, 11/1/34	2,708,220
4,500	New York Dormitory Authority, (NYU Hospital Center), 5.625%, 7/1/37	3,974,130
1,420	New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	1,291,107
2,830	New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	2,557,499
2,750	Oneida County Industrial Development Agency, (Elizabeth Medical Center), 5.875%, 12/1/29	2,379,520
1,000	Oneida County Industrial Development Agency, (Elizabeth Medical Center), 6.00%, 12/1/29	866,610
5,000	Suffolk County Industrial Development Agency, (Huntington Hospital), 5.875%, 11/1/32	4,662,100
		$51,587,881

See notes to financial statements

Eaton Vance New York Municipals Fund as of September 30, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Housing — 2.7%
$3,445	New York City Housing Development Corp., (Linden Boulevard Apartments), (FNMA), (AMT), 4.75%, 1/15/39	$2,643,383
3,500	New York City Housing Development Corp., (Multi-Family Housing), (AMT), 4.70%, 11/1/40	2,724,120
2,000	New York City Housing Development Corp., (Multi-Family Housing), (AMT), 5.05%, 11/1/39	1,632,940
3,000	New York Mortgage Agency, (AMT), 5.20%, 10/1/32	2,574,570
		$9,575,013
Industrial Development Revenue — 7.8%
$4,825	Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35(1)	$4,056,841
4,620	Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	3,884,357
4,850	Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	4,214,893
3,500	New York Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 8.00%, 8/1/12	3,356,360
11,000	Onondaga County Industrial Development Agency, (Anheuser-Busch Cos., Inc.), 4.875%, 7/1/41	9,572,090
1,965	Onondaga County Industrial Development Agency, (Senior Air Cargo), (AMT), 6.125%, 1/1/32	1,707,172
1,520	Port Authority of New York and New Jersey, (Continental Airlines), (AMT), 9.125%, 12/1/15	1,521,900
		$28,313,613
Insured-Education — 2.4%
$2,135	New York Dormitory Authority, (University of Rochester), (AMBAC), 4.25%, 7/1/39	$1,689,981
7,205	New York Dormitory Authority, (Yeshiva University), (AMBAC), 5.50%, 7/1/35	6,873,786
		$8,563,767
Insured-Electric Utilities — 5.2%
$5,580	New York Power Authority, (MBIA), 4.50%, 11/15/47	$4,629,614
8,350	Puerto Rico Electric Power Authority, (FGIC), 5.25%, 7/1/34	7,655,697
7,065	Puerto Rico Electric Power Authority, (FGIC), 5.25%, 7/1/35	6,459,106
		$18,744,417
Insured-Escrowed / Prerefunded — 1.9%
$16,945	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (MBIA), Escrowed to Maturity, 0.00%, 7/1/30	$5,112,815

Principal Amount (000's omitted)	Security	Value
Insured-Escrowed / Prerefunded (continued)
$1,500	Puerto Rico Electric Power Authority, (FSA), DRIVERS, Prerefunded to 7/1/10, Variable Rate, 0.37%, 7/1/29(3)(4)	$1,744,665
		$6,857,480
Insured-General Obligations — 0.8%
$700	Jamestown, (AMBAC), 7.10%, 3/15/11	$768,439
675	Jamestown, (AMBAC), 7.10%, 3/15/12	761,420
675	Jamestown, (AMBAC), 7.10%, 3/15/13	775,001
515	Jamestown, (AMBAC), 7.10%, 3/15/14	600,897
		$2,905,757
Insured-Lease Revenue / Certificates of Participation — 3.9%
$1,365	Hudson Infrastructure Corp., (FGIC), 5.00%, 2/15/47	$1,228,937
15,325	Hudson Infrastructure Corp., (MBIA), 4.50%, 2/15/47	12,064,759
1,085	Puerto Rico Public Buildings Authority, (CIFG), 5.25%, 7/1/36	953,064
		$14,246,760
Insured-Other Revenue — 1.3%
$4,000	New York City Cultural Resource Trust, (American Museum of Natural History), (MBIA), 5.00%, 7/1/44	$3,676,640
1,400	New York Industrial Development Agency, (Yankee Stadium), (MBIA), 4.75%, 3/1/46	1,148,882
		$4,825,522
Insured-Solid Waste — 0.4%
$1,440	Islip Resource Recovery Agency, (AMBAC), 6.50%, 7/1/09	$1,448,741
		$1,448,741
Insured-Special Tax Revenue — 3.8%
$3,750	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	$3,329,213
4,970	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 5.00%, 11/15/44	4,482,045
6,750	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	1,943,730
16,200	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	3,146,202
4,140	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	662,069
		$13,563,259

See notes to financial statements

Eaton Vance New York Municipals Fund as of September 30, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Transportation — 5.2%
$3,500	Niagara Frontier Airport Authority, (Buffalo Niagara International Airport), (MBIA), (AMT), 5.625%, 4/1/29	$3,170,440
5,080	Port Authority of New York and New Jersey, (AGC), (AMT), 4.50%, 9/1/35	3,994,861
6,970	Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/34	6,548,524
5,460	Puerto Rico Highway and Transportation Authority, (FSA), 5.25%, 7/1/32(1)	5,155,605
		$18,869,430
Insured-Water and Sewer — 0.9%
$2,535	Nassau County Industrial Development Agency, (Water Services Corp.), (AMBAC), (AMT), 5.00%, 12/1/35	$2,100,121
1,505	New York City Municipal Water Finance Authority, (Water and Sewer System), (FSA), 4.50%, 6/15/39	1,270,837
		$3,370,958
Lease Revenue / Certificates of Participation — 10.4%
$9,045	New York City Transitional Finance Authority, (Building Aid), 4.50%, 1/15/38	$7,507,169
27,940	New York Urban Development Corp., 5.70%, 4/1/20	30,230,242
		$37,737,411
Other Revenue — 3.4%
$2,000	Albany Industrial Development Agency Civic Facility, (Charitable Leadership), 5.75%, 7/1/26	$1,744,240
10,500	Puerto Rico Infrastructure Financing Authority, 5.50%, 10/1/32(1)	10,572,030
		$12,316,270
Senior Living / Life Care — 0.3%
$800	Mount Vernon Industrial Development Agency, (Wartburg Senior Housing, Inc.), 6.20%, 6/1/29	$707,512
550	Suffolk County Industrial Development Agency, (Jefferson's Ferry Project), 5.00%, 11/1/28	457,628
		$1,165,140
Special Tax Revenue — 3.2%
$50,000	Puerto Rico Sales Tax Financing, 0.00%, 8/1/56	$2,345,500
10,520	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	9,403,512
		$11,749,012

Principal Amount (000's omitted)	Security	Value
Transportation — 11.7%
$7,525	Metropolitan Transportation Authority, 4.50%, 11/15/37	$6,257,865
6,500	Metropolitan Transportation Authority, 4.50%, 11/15/38	5,415,410
12,000	Port Authority of New York and New Jersey, 5.00%, 11/15/37(1)	11,248,740
2,500	Port Authority of New York and New Jersey, 6.125%, 6/1/94	2,619,500
7,600	Port Authority of New York and New Jersey, (AMT), 4.75%, 6/15/33	6,419,644
11,300	Triborough Bridge and Tunnel Authority, 5.00%, 11/15/37	10,483,575
		$42,444,734
Water and Sewer — 5.5%
$12,420	New York Environmental Facilities Corp., Clean Water, (Municipal Water Finance), 4.50%, 6/15/36(1)	$10,647,542
8,400	New York Environmental Facilities Corp., Clean Water, (Municipal Water Finance), 5.00%, 6/15/37(1)	7,994,238
955	New York Municipal Water Finance Authority, 4.50%, 6/15/32	821,348
545	New York Municipal Water Finance Authority, 4.50%, 6/15/38	457,963
		$19,921,091
Total Tax-Exempt Investments — 113.0% (identified cost $444,802,652)		$409,705,840
Other Assets, Less Liabilities — (13.0)%		$(47,141,584)
Net Assets — 100.0%		$362,564,256

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CIFG Assurance North America, Inc.

DRIVERS - Derivative Inverse Tax-Exempt Receipts

FGIC - Financial Guaranty Insurance Company

FNMA - Federal National Mortgage Association

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

See notes to financial statements

Eaton Vance New York Municipals Fund as of September 30, 2008

PORTFOLIO OF INVESTMENTS CONT'D

The Fund invests primarily in debt securities issued by New York municipalities. In addition, 15.6% of the Fund's net assets at September 30, 2008 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2008, 22.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.2% to 7.3% of total investments.

(1)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(2)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(3)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at September 30, 2008.

(4)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, the aggregate value of these securities is $1,744,665 or 0.5% of the Fund's net assets.

See notes to financial statements

Eaton Vance Ohio Municipals Fund as of September 30, 2008

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 104.5%
Principal Amount (000's omitted)	Security	Value
Cogeneration — 0.5%
$1,805	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 5.875%, 9/1/20	$1,637,117
		$1,637,117
Education — 1.7%
$5,000	Ohio Higher Educational Facilities Authority, (Case Western Reserve University), 5.00%, 12/1/33	$4,578,450
550	Ohio Higher Educational Facilities Authority, (Case Western Reserve University), 6.50%, 10/1/20	619,069
		$5,197,519
Electric Utilities — 0.5%
$1,640	Clyde, Electric System Revenue, (AMT), 6.00%, 11/15/14	$1,653,497
		$1,653,497
Escrowed / Prerefunded — 7.2%
$1,960	Highland County, (Joint Township Hospital District), Prerefunded to 12/1/09, 6.75%, 12/1/29	$2,065,997
1,105	North Canton Health Care Facilities, (St. Luke Lutheran), (GNMA), Prerefunded to 3/20/11, 6.10%, 9/20/16	1,189,289
6,455	North Canton Health Care Facilities, (St. Luke Lutheran), (GNMA), Prerefunded to 3/20/11, 9.55%, 3/20/32(1)	7,634,135
2,500	Ohio Higher Educational Facilities Authority, (Case Western Reserve University), Prerefunded to 10/1/12, 5.50%, 10/1/21	2,709,050
2,000	Ohio Water Development Authority, (Fresh Water Improvement), Prerefunded to 6/1/14, 5.00%, 12/1/28	2,145,200
4,250	Parma, (Parma Community General Hospital Association), Prerefunded to 11/1/08, 5.375%, 11/1/29	4,300,490
1,670	Richland County Hospital Facilities, (Medcentral Health Systems), Prerefunded to 11/15/10, 6.375%, 11/15/30	1,806,923
		$21,851,084
General Obligations — 0.5%
$1,000	Butler County Special Tax Assessment, 5.50%, 12/1/28	$992,690
480	Tuscarawas County Public Library Improvement, 6.90%, 12/1/11	480,898
		$1,473,588

Principal Amount (000's omitted)	Security	Value
Hospital — 7.7%
$1,350	Cuyahoga County, (Cleveland Clinic Health System), 5.50%, 1/1/29	$1,260,860
500	Erie County Hospital Facilities, (Firelands Regional Medical Center), 5.00%, 8/15/36	420,835
2,350	Erie County Hospital Facilities, (Firelands Regional Medical Center), 5.25%, 8/15/46	1,992,870
3,000	Erie County Hospital Facilities, (Firelands Regional Medical Center), 5.625%, 8/15/32	2,796,870
1,250	Miami County, (Upper Valley Medical Center), 5.25%, 5/15/26	1,073,300
2,000	Ohio Higher Educational Facilities Authority,(University Hospital Health Systems, Inc.), 4.75%, 1/15/36	1,585,220
2,500	Ohio Higher Educational Facilities Authority, (University Hospital Health Systems, Inc.), 4.75%, 1/15/46	1,907,975
5,000	Ohio Higher Educational Facilities Authority, (University Hospital Health Systems, Inc.), 5.25%, 1/15/46	4,266,850
4,705	Ohio Higher Educational Facility Commission, (Cleveland Clinic Health), 5.25%, 1/1/33(2)	4,295,806
3,500	Richland County Hospital Facilities, (Medcentral Health Systems), 5.25%, 11/15/36	2,945,880
830	Richland County Hospital Facilities, (Medcentral Health Systems), 6.375%, 11/15/30	832,449
		$23,378,915
Housing — 0.5%
$2,000	Ohio Housing Finance Agency, (Residential Mortgage Backed Securities), (FNMA), (GNMA), (AMT), 4.75%, 3/1/37	$1,534,100
		$1,534,100
Industrial Development Revenue — 4.6%
$4,235	Cleveland Airport, (Continental Airlines), (AMT), 5.375%, 9/15/27	$2,992,959
2,890	Dayton Special Facilities Revenue, (Emery Air Freight), 5.625%, 2/1/18	2,900,259
1,000	Ohio Pollution Control, (Standard Oil), 6.75%, 12/1/15	1,134,200
4,000	Ohio Sewer and Solid Waste Disposal Facilities, (Anheuser-Busch Cos., Inc.), (AMT), 6.00%, 7/1/35	3,786,120
825	Ohio Water Development Authority, Solid Waste Disposal, (Allied Waste North America, Inc.), (AMT), 5.15%, 7/15/15	744,761
3,165	Virgin Islands Public Financing Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	2,470,884
		$14,029,183
Insured-Education — 7.1%
$945	Miami University, (AMBAC), 3.25%, 9/1/26	$670,752
8,080	Ohio Higher Educational Facilities Authority, (University of Dayton), (AMBAC), 5.00%, 12/1/30	7,439,256

See notes to financial statements

Eaton Vance Ohio Municipals Fund as of September 30, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Education (continued)
$4,000	University of Cincinnati, (FGIC), 5.00%, 6/1/31	$3,655,320
10,700	University of Cincinnati, (MBIA), 5.00%, 6/1/34	9,803,340
		$21,568,668
Insured-Electric Utilities — 8.6%
$4,300	American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), 5.25%, 2/15/33	$4,095,406
2,000	Cleveland Public Power System, (MBIA), 5.00%, 11/15/38	1,820,780
2,000	Cuyahoga County Utility Systems, (Medical Center Co.), (MBIA), (AMT), 6.10%, 8/15/15	2,007,100
2,000	Hamilton, Electric System Revenue, (FSA), 4.70%, 10/15/25	1,814,960
6,600	Ohio Air Quality Development Authority, (Dayton Power & Light Co.), (BHAC), (FGIC), 4.80%, 1/1/34	5,856,180
5,080	Ohio Air Quality Development Authority, (Ohio Power), (AMBAC), 5.15%, 5/1/26	4,886,503
3,000	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/26	1,033,200
2,500	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/27	802,600
4,750	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/28	1,425,427
2,750	Puerto Rico Electric Power Authority, (FGIC), 5.25%, 7/1/35	2,514,160
		$26,256,316
Insured-Escrowed / Prerefunded — 5.3%
$1,500	Amherst School District, (FGIC), Prerefunded to 12/1/11, 5.00%, 12/1/26	$1,588,230
1,250	Athens City School District, (FSA), Prerefunded to 12/1/10, 6.00%, 12/1/24	1,349,500
1,000	Cincinnati City School District, (Classroom Facilities Construction & Improvement), (FSA), Prerefunded to 12/1/13, 5.00%, 12/1/31	1,072,030
495	Cuyahoga County Hospital, (Cleveland Clinic), (MBIA), Escrowed to Maturity, 5.125%, 1/1/29	472,453
2,390	Hamilton County, Sales Tax Revenue, (AMBAC), Prerefunded to 12/1/10, 5.25%, 12/1/32	2,520,135
1,475	Lima City School District, (AMBAC), Prerefunded to 12/1/10, 6.00%, 12/1/22	1,607,662
1,500	Little Miami School District, (FSA), Prerefunded to 12/1/16, 5.00%, 12/1/34	1,603,905
1,000	Marysville Exempt Village School District, (School Facilities), (MBIA), Prerefunded to 6/1/15, 5.25%, 12/1/30	1,089,770
1,300	Minerva Local School District, (Classroom Facility), (MBIA), Prerefunded to 12/1/12, 5.30%, 12/1/29	1,402,973

Principal Amount (000's omitted)	Security	Value
Insured-Escrowed / Prerefunded (continued)
$845	Ohio Higher Educational Facilities Authority, (Xavier University), (CIFG), Prerefunded to 5/1/16, 5.00%, 5/1/22	$888,779
1,245	Ohio Higher Educational Facilities Authority, (Xavier University), (CIFG), Prerefunded to 5/1/16, 5.25%, 5/1/21	1,329,548
1,000	Springfield City School District, (Clark County), (FGIC), Prerefunded to 12/1/11, 5.20%, 12/1/23	1,083,950
		$16,008,935
Insured-General Obligations — 30.1%
$2,000	Adams County Local School District, (FSA), 4.25%, 12/1/33	$1,648,340
1,300	Brookfield Local School District, (FSA), 5.25%, 1/15/36	1,257,802
2,500	Canal Winchester Local School District, (MBIA), 0.00%, 12/1/32	598,400
10,000	Cincinnati City School District, (Classroom Facilities Construction & Improvement), (FGIC), (FSA), 5.25%, 12/1/29	9,873,400
5,000	Cincinnati City School District, (Classroom Facilities Construction & Improvement), (FGIC), (FSA), 5.25%, 12/1/30	4,935,150
1,000	Cincinnati City School District, (Classroom Facilities Construction & Improvement), (FSA), 5.00%, 12/1/21(3)	1,001,080
2,155	Cleveland, (AMBAC), 5.50%, 10/1/23	2,214,974
1,895	Clyde-Green Springs Exempted Village School District, (FSA), 4.50%, 12/1/31	1,621,116
5,000	Columbus School District, (Classroom Facilities Construction & Improvement), (FSA), 4.25%, 12/1/32	4,132,850
3,800	Fairview Park, (MBIA), 5.00%, 12/1/25	3,701,466
3,085	Hamilton City School District, (FSA), 4.25%, 12/1/30	2,545,372
1,120	Hamilton City School District, (FSA), 5.00%, 12/1/18(3)	1,165,069
2,590	Hilliard School District, (MBIA), 5.00%, 12/1/27	2,472,984
530	Lake County, (MBIA), 5.00%, 12/1/25	515,091
1,965	Lakewood City School District, (FSA), 4.50%, 12/1/26	1,753,369
5,000	Lakota Local School District, (FSA), 5.00%, 12/1/29	4,810,150
9,605	Maderia City School District, (FSA), 5.25%, 12/1/32	9,461,981
3,505	Mahoning County, (FSA), 5.00%, 12/1/27	3,346,644
3,525	Mason City School District, (FSA), 5.25%, 12/1/31	3,473,641
1,750	Mount Healthy City School District, (FSA), 5.00%, 12/1/31	1,646,942
4,000	Mount Healthy City School District, (FSA), 5.00%, 12/1/35	3,735,320
3,695	Olentangy School District, (FSA), 5.00%, 12/1/21	3,711,554
550	Orrville City School District, (AMBAC), 5.25%, 12/1/35	530,678
1,620	Painesville City School District, (MBIA), 5.00%, 12/1/24	1,557,338
3,270	Pickerington Local School District, (MBIA), 4.25%, 12/1/34	2,663,415
1,500	Pickerington Local School District, (School Facility Contract), (FGIC), 0.00%, 12/1/16	1,006,425
5,000	Springboro Community City School District, (FSA), 5.25%, 12/1/30	4,890,700

See notes to financial statements

Eaton Vance Ohio Municipals Fund as of September 30, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations (continued)
$5,000	Springboro Community City School District, (FSA), 5.25%, 12/1/32	$4,925,550
6,705	Westerville City School District, (XLCA), 5.00%, 12/1/27	6,272,662
		$91,469,463
Insured-Hospital — 3.5%
$850	Akron, Bath, Copley, Joint Township Hospital District, (Children's Hospital Medical Center), (FSA), 5.25%, 11/15/25	$826,566
5,000	Butler County, (Cincinnati Children's Hospital), (FGIC), 5.00%, 5/15/31	4,056,400
500	Cuyahoga County, (Cleveland Clinic), (MBIA), 5.125%, 1/1/29	477,225
1,300	Franklin County, (Ohio Health Corp.), (MBIA), 5.00%, 5/15/33	1,178,671
2,785	Hamilton County, (Cincinnati Children's Hospital), (FGIC), 5.00%, 5/15/32	2,243,902
2,575	Lorain County, (Catholic Healthcare Partners), (FSA), Variable Rate, 0.708%, 2/1/29(4)(5)(7)	1,841,537
		$10,624,301
Insured-Special Tax Revenue — 2.0%
$510	Hamilton County, Sales Tax Revenue, (AMBAC), 5.25%, 12/1/32	$487,774
4,760	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/29	1,283,582
5,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	971,050
590	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	94,353
3,600	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	3,418,056
		$6,254,815
Insured-Transportation — 9.5%
$5,000	Cleveland Airport, (FSA), 5.00%, 1/1/24	$4,773,500
7,000	Ohio Turnpike Commission, (FGIC), 5.50%, 2/15/24	7,013,930
5,000	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(6)	4,653,675
2,500	Puerto Rico Highway and Transportation Authority, (FSA), 5.25%, 7/1/22	2,428,300
4,700	Puerto Rico Highway and Transportation Authority, (FSA), 5.25%, 7/1/32(6)	4,437,975
6,000	Puerto Rico Highway and Transportation Authority, (MBIA), 5.25%, 7/1/32	5,490,240
		$28,797,620

Principal Amount (000's omitted)	Security	Value
Insured-Water and Sewer — 2.8%
$5,000	Cleveland Waterworks, (MBIA), 5.00%, 1/1/37	$4,649,950
3,500	Marysville Wastewater Treatment System, (XLCA), 4.75%, 12/1/47	2,772,140
1,060	Toledo Waterworks, (MBIA), 5.00%, 11/15/25	1,006,131
		$8,428,221
Nursing Home — 0.4%
$1,100	Cuyahoga County Health Care Facilities, (Maple Care Center), (GNMA), (AMT), 8.00%, 8/20/16	$1,172,600
		$1,172,600
Other Revenue — 5.2%
$23,090	Buckeye Tobacco Settlement Financing Authority, 0.00%, 6/1/47	$1,003,953
2,275	Buckeye Tobacco Settlement Financing Authority, 5.875%, 6/1/47	1,687,004
9,000	Puerto Rico Infrastructure Financing Authority, 5.50%, 10/1/32(6)	9,061,740
4,700	Riversouth Authority, (Lazarus Building Redevelopment), 5.75%, 12/1/27	4,120,537
		$15,873,234
Pooled Loans — 3.4%
$715	Cleveland-Cuyahoga County Port Authority, (Columbia National), (AMT), 5.00%, 5/15/20	$628,921
705	Cleveland-Cuyahoga County Port Authority, (Fairmount Project), 5.125%, 5/15/25	582,605
175	Ohio Economic Development Commission, (Burrows Paper), (AMT), 7.625%, 6/1/11	175,611
1,440	Ohio Economic Development Commission, (Ohio Enterprise Bond Fund), (AMT), 4.85%, 6/1/25	1,325,894
355	Ohio Economic Development Commission, (Progress Plastic Products), (AMT), 7.80%, 12/1/09	356,434
7,455	Rickenbacker Port Authority, Oasbo Expanded Asset Pool Loan, 5.375%, 1/1/32(6)	7,061,724
410	Toledo Lucas County Port Authority, (AMT), 5.125%, 11/15/25	341,288
		$10,472,477
Special Tax Revenue — 1.2%
$2,000	Cleveland-Cuyahoga County Port Authority, 7.00%, 12/1/18	$2,058,940
1,390	Cuyahoga County Economic Development, (Shaker Square), 6.75%, 12/1/30	1,473,636
		$3,532,576

See notes to financial statements

Eaton Vance Ohio Municipals Fund as of September 30, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Water and Sewer — 2.2%
$3,000	Cincinnati Water System Authority, 4.50%, 12/1/23	$2,778,360
4,000	Cincinnati Water System Authority, 5.00%, 12/1/32	3,805,880
		$6,584,240
Total Tax-Exempt Investments — 104.5% (identified cost $346,061,862)		$317,798,469
Other Assets, Less Liabilities — (4.5)%		$(13,702,506)
Net Assets — 100.0%		$304,095,963

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC - Berkshire Hathaway Assurance Corp.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

FNMA - Federal National Mortgage Association

FSA - Financial Security Assurance, Inc.

GNMA - Government National Mortgage Association

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Ohio municipalities. In addition, 11.3% of the Fund's net assets at September 30, 2008 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2008, 65.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.8% to 28.5% of total investments.

(1)  Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(2)  When-issued security.

(3)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(4)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, the aggregate value of these securities is $1,841,537 or 0.6% of the Fund's net assets.

(5)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at September 30, 2008.

(6)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(7)  Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security.

See notes to financial statements

Eaton Vance Rhode Island Municipals Fund as of September 30, 2008

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 102.4%
Principal Amount (000's omitted)	Security	Value
Education — 6.3%
$500	Rhode Island Health and Educational Building Corp., (Brown University), 4.75%, 9/1/33	$456,451
2,105	Rhode Island Health and Educational Building Corp., (Brown University), 4.75%, 9/1/37	1,906,646
400	Rhode Island Health and Educational Building Corp., (Higher Education Facility-Brown University), 5.00%, 9/1/23	397,492
500	Rhode Island Health and Educational Building Corp., (Higher Education Facility-Salve Regina University), 5.125%, 3/15/32	411,060
		$3,171,649
Electric Utilities — 0.6%
$310	Puerto Rico Electric Power Authority, 5.00%, 7/1/25	$279,316
		$279,316
Escrowed / Prerefunded — 2.2%
$1,000	Rhode Island Health and Educational Building Corp., (Hospital Financing-Lifespan Obligation Group), Prerefunded to 8/15/12, 6.50%, 8/15/32	$1,116,230
		$1,116,230
General Obligations — 0.3%
$225	Puerto Rico, 0.00%, 7/1/16	$150,102
		$150,102
Hospital — 0.9%
$500	Rhode Island Health and Educational Building Corp., (Newport Hospital), 5.30%, 7/1/29	$441,435
		$441,435
Housing — 3.2%
$900	Rhode Island Housing and Mortgage Finance Corp., (AMT), 4.90%, 4/1/22	$803,358
1,000	Rhode Island Housing and Mortgage Finance Corp., (AMT), 4.90%, 10/1/28	825,720
		$1,629,078

Principal Amount (000's omitted)	Security	Value
Industrial Development Revenue — 3.6%
$1,000	Rhode Island Industrial Facilities Corp., (Waste Management, Inc.), (AMT), 4.625%, 4/1/16	$870,880
1,250	Virgin Islands Public Financing Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	975,863
		$1,846,743
Insured-Education — 15.7%
$2,145	Rhode Island Health and Educational Building Corp., (Bryant College), (AMBAC), 5.00%, 12/1/31	$1,973,722
900	Rhode Island Health and Educational Building Corp., (Higher Education Facilities-Rhode Island School of Design), (XLCA), 5.00%, 8/15/23	839,034
1,000	Rhode Island Health and Educational Building Corp., (Higher Education Facilities-University of Rhode Island), (AMBAC), 5.00%, 9/15/30	921,140
1,000	Rhode Island Health and Educational Building Corp., (Providence College), (XLCA), 5.00%, 11/1/24	919,950
500	Rhode Island Health and Educational Building Corp., (Public Schools), (AMBAC), 5.00%, 5/15/27	471,615
1,000	Rhode Island Health and Educational Building Corp., (Public Schools), (FSA), 4.75%, 5/15/29	896,400
1,600	Rhode Island Health and Educational Building Corp., (Rhode Island School of Design), (MBIA), 5.00%, 6/1/31	1,473,616
500	Rhode Island Health and Educational Building Corp., (Roger Williams College), (AMBAC), 5.00%, 11/15/24	478,615
		$7,974,092
Insured-Electric Utilities — 3.0%
$975	Puerto Rico Electric Power Authority, (MBIA), 0.00%, 7/1/17	$620,519
900	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16(1)	925,938
		$1,546,457
Insured-Escrowed / Prerefunded — 4.7%
$1,000	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/10, 5.25%, 7/1/29(1)	$1,054,642
230	Rhode Island Depositors Economic Protection Corp., (FSA), Escrowed to Maturity, 5.75%, 8/1/21(2)	252,015
1,000	Rhode Island Depositors Economic Protection Corp., (MBIA), Escrowed to Maturity, 5.80%, 8/1/12	1,090,280
		$2,396,937
Insured-General Obligations — 7.5%
$600	North Kingstown, (FGIC), 5.00%, 10/1/25	$581,298
500	Puerto Rico, (FSA), Variable Rate, 0.549%, 7/1/27(3)(4)	554,755

See notes to financial statements

Eaton Vance Rhode Island Municipals Fund as of September 30, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations (continued)
$600	Rhode Island and Providence Plantations, (FSA), 4.75%, 8/1/26	$558,258
1,850	Rhode Island and Providence Plantations, (MBIA), 5.00%, 11/15/25	1,800,105
325	Warwick, (AMBAC), 5.00%, 7/15/21	322,852
		$3,817,268
Insured-Hospital — 7.7%
$1,900	Rhode Island Health and Educational Building Corp., (Lifespan), (MBIA), 5.25%, 5/15/26	$1,848,795
2,250	Rhode Island Health and Educational Building Corp., (Rhode Island Hospital), (FSA), 5.00%, 5/15/32	2,049,502
		$3,898,297
Insured-Housing — 4.8%
$1,000	Rhode Island Housing and Mortgage Finance Corp., (Rental Housing Program), (FSA), (AMT), 5.00%, 10/1/48	$776,760
400	Rhode Island Housing and Mortgage Finance Corp., (Rental Housing Program), (FSA), (AMT), 5.25%, 10/1/31	348,028
500	Rhode Island Housing and Mortgage Finance Corp., (Rental Housing Program), (FSA), (AMT), 5.50%, 10/1/49	429,915
1,000	Rhode Island Housing and Mortgage Finance Corp., (Rental Housing Program), (FSA), (AMT), 5.55%, 10/1/32	899,170
		$2,453,873
Insured-Lease Revenue / Certificates of Participation — 3.1%
$680	Providence Redevelopment Agency, (Public Safety Building), (AMBAC), 5.00%, 4/1/25	$639,214
1,000	Providence Redevelopment Agency, (Public Safety Building), (AMBAC), 5.00%, 4/1/28	922,650
		$1,561,864
Insured-Pooled Loans — 2.2%
$1,000	Rhode Island Student Loan Authority, (AMBAC), (AMT), 4.85%, 12/1/36	$737,950
500	Rhode Island Student Loan Authority, (AMBAC), (AMT), 4.90%, 12/1/26	401,700
		$1,139,650
Insured-Solid Waste — 1.3%
$750	Rhode Island Resource Recovery Corp., (MBIA), (AMT), 5.00%, 3/1/22	$649,635
		$649,635

Principal Amount (000's omitted)	Security	Value
Insured-Special Tax Revenue — 9.6%
$2,300	Convention Center Authority of Rhode Island, (MBIA), 5.25%, 5/15/15	$2,410,630
265	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	76,309
1,425	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/29	384,266
1,625	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	259,870
2,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/30	485,020
2,145	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	119,777
395	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	42,482
785	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	79,136
630	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	59,415
1,000	Rhode Island Economic Development Corp., (Rhode Island Department of Transportation), Motor Fuel Tax Revenue, (AMBAC), 5.00%, 6/15/26	933,060
		$4,849,965
Insured-Transportation — 10.8%
$1,500	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	$1,396,102
1,000	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/38	906,680
1,500	Puerto Rico Highway and Transportation Authority, (FSA), 5.25%, 7/1/36	1,402,380
1,000	Rhode Island Economic Development Corp., (Rhode Island Airport Corp.), (CIFG), 5.00%, 7/1/31	884,570
1,000	Rhode Island Economic Development Corp., (T.F. Green Airport), (FSA), (AMT), 5.00%, 7/1/20	906,620
		$5,496,352
Insured-Water and Sewer — 2.6%
$1,000	Narragansett Bay Commission, (MBIA), 5.00%, 8/1/28	$937,710
350	Rhode Island Clean Water, Water Pollution Control, (MBIA), 5.40%, 10/1/15	369,947
		$1,307,657
Nursing Home — 5.0%
$500	Rhode Island Health and Educational Building Corp., (Roger Williams Realty), 6.50%, 8/1/29	$505,160
1,275	Rhode Island Health and Educational Building Corp., (Steere House), 5.80%, 7/1/20	1,127,483
1,000	Rhode Island Health and Educational Building Corp., (Tockwotton Home), 6.25%, 8/15/22	895,610
		$2,528,253

See notes to financial statements

Eaton Vance Rhode Island Municipals Fund as of September 30, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Other Revenue — 3.8%
$250	Central Falls Detention Facility, 7.25%, 7/15/35	$239,182
1,545	Puerto Rico Infrastructure Financing Authority, 5.50%, 10/1/32(1)	1,555,599
7,125	Tobacco Settlement Financing Corp., 0.00%, 6/1/52	148,699
		$1,943,480
Special Tax Revenue — 3.5%
$1,410	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	$1,260,357
500	Tiverton, Obligation Tax Increment, (Mount Hope Bay Village), 6.875%, 5/1/22	502,530
		$1,762,887
Total Tax-Exempt Investments — 102.4% (identified cost $57,177,984)		$51,961,220
Other Assets, Less Liabilities — (2.4)%		$(1,237,091)
Net Assets — 100.0%		$50,724,129

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Rhode Island municipalities. In addition, 22.9% of the Fund's net assets at September 30, 2008 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2008, 71.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.1% to 23.7% of total investments.

(1)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(2)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(3)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, the aggregate value of these securities is $554,755 or 1.1% of the Fund's net assets.

(4)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at September 30, 2008.

See notes to financial statements

Eaton Vance West Virginia Municipals Fund as of September 30, 2008

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 100.8%
Principal Amount (000's omitted)	Security	Value
Education — 2.2%
$750	Shepherd College Board of Governors, 5.125%, 12/1/33	$648,713
		$648,713
Electric Utilities — 3.5%
$500	Harrison County Commission, (Allegheny Energy), (AMT), 5.50%, 10/15/37	$425,605
500	Mason County, PCR, (Appalachian Power Co.), 5.50%, 10/1/22	452,355
150	Puerto Rico Electric Power Authority, 5.00%, 7/1/25	135,153
		$1,013,113
Escrowed / Prerefunded — 12.9%
$2,500	Kanawha-Putnam, Single Family, Escrowed to Maturity, 0.00%, 12/1/16(1)	$1,729,700
1,820	West Virginia Health Facilities Authority, (Charleston Area Medical Center), Escrowed to Maturity, 6.50%, 9/1/23	2,067,229
		$3,796,929
Housing — 7.0%
$500	West Virginia Housing Development Fund, (AMT), 4.50%, 11/1/25	$403,920
800	West Virginia Housing Development Fund, (AMT), 4.625%, 11/1/32	616,224
1,190	West Virginia Housing Development Fund, (AMT), 5.10%, 11/1/27	1,035,026
		$2,055,170
Industrial Development Revenue — 2.7%
$1,000	Virgin Islands Public Financing Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	$780,690
		$780,690
Insured-Education — 9.0%
$750	Fairmont College, Student Activity Revenue, (FGIC), 5.00%, 6/1/32	$671,445
750	Shepherd University Board of Governors, (Wellness Center Project), (MBIA), 4.50%, 6/1/37	610,005
500	West Virginia Higher Education Policy Commission, (FGIC), 5.00%, 4/1/29	457,430

Principal Amount (000's omitted)	Security	Value
Insured-Education (continued)
$500	West Virginia University, (FGIC), 4.75%, 10/1/35	$434,935
500	West Virginia University, (MBIA), 5.25%, 4/1/28	472,030
		$2,645,845
Insured-Electric Utilities — 8.9%
$250	Pleasants County, PCR, (Potomac Edison), (AMBAC), (MBIA), (AMT), 5.50%, 4/1/29	$219,085
1,000	Pleasants County, PCR, (West Pennsylvania), (AMBAC), (AMT), 5.50%, 4/1/29	876,340
130	Puerto Rico Electric Power Authority, (FGIC), 5.25%, 7/1/30	119,708
150	Puerto Rico Electric Power Authority, (FGIC), 5.25%, 7/1/34	137,527
450	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16(2)	462,969
1,000	West Virginia Economic Development Authority, (Ohio Power Co.), (AMBAC), (AMT), 4.90%, 6/1/37	789,850
		$2,605,479
Insured-General Obligations — 13.1%
$1,000	Monongalia County Board of Education, (MBIA), 5.00%, 5/1/33	$936,830
250	Ohio County Board of Education, (MBIA), 5.125%, 6/1/18	253,627
190	Puerto Rico, (FSA), 5.125%, 7/1/30	184,766
300	Puerto Rico, (FSA), Variable Rate, 0.549%, 7/1/27(3)(4)	332,853
1,700	West Virginia, (FGIC), 0.00%, 11/1/19	961,418
1,000	West Virginia, (FGIC), 0.00%, 11/1/21	489,140
2,000	West Virginia, (FGIC), 0.00%, 11/1/26	697,500
		$3,856,134
Insured-Hospital — 5.5%
$500	Randolph County Commission Health System, (Davis Health System, Inc.), (FSA), 5.20%, 11/1/21	$483,575
1,100	West Virginia Health Facilities Authority, (West Virginia University Medical Corp.), (MBIA), 6.10%, 1/1/18	1,117,655
		$1,601,230
Insured-Lease Revenue / Certificates of Participation — 3.2%
$500	West Virginia Economic Development Authority, (Correctional Juvenile and Public), (MBIA), 5.00%, 6/1/26	$477,920
500	West Virginia Economic Development Authority, (West Virginia University), (AMBAC), 5.00%, 7/15/31	457,995
		$935,915

See notes to financial statements

Eaton Vance West Virginia Municipals Fund as of September 30, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Special Tax Revenue — 4.1%
$3,780	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/29	$1,019,315
1,225	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	68,404
225	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	24,199
445	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	44,860
355	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	33,480
		$1,190,258
Insured-Transportation — 3.2%
$740	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	$688,744
250	West Virginia Parkways, Economic Development and Tourism Authority, (FGIC), 5.25%, 5/15/19	254,985
		$943,729
Insured-Water and Sewer — 16.8%
$500	Martinsburg Water and Sewer, (MBIA), 5.00%, 9/1/31	$452,545
750	West Virginia Water Development Authority, (AMBAC), 5.00%, 10/1/28	693,713
500	West Virginia Water Development Authority, (Loan Program II), (AMBAC), 5.00%, 11/1/33	455,425
500	West Virginia Water Development Authority, (Loan Program III), (AMBAC), (AMT), 5.65%, 7/1/40	455,555
500	West Virginia Water Development Authority, (Loan Program IV), (AMBAC), 4.75%, 11/1/35	431,745
750	West Virginia Water Development Authority, (Loan Program IV), (FSA), 5.00%, 11/1/44	677,355
1,000	West Virginia Water Development Authority, (West Virginia Infrastructure Jobs Program), (FSA), 4.75%, 10/1/45	855,520
500	Wheeling Waterworks and Sewer System, (FSA), 4.75%, 6/1/36	436,735
500	Wheeling Waterworks and Sewer System, (FSA), 5.25%, 6/1/36	479,555
		$4,938,148
Lease Revenue / Certificates of Participation — 1.3%
$400	West Virginia Economic Development Authority, (State Office Building), 5.00%, 10/1/26	$372,140
		$372,140
Other Revenue — 2.1%
$3,690	Children's Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$132,729
500	West Virginia School Building Authority, 5.00%, 7/1/28	471,215
		$603,944

Principal Amount (000's omitted)	Security	Value
Senior Living / Life Care — 0.8%
$300	West Virginia Economic Development Authority, (Edgewood Summit, Inc.), 5.50%, 11/1/29	$235,329
		$235,329
Special Tax Revenue — 4.5%
$12,500	Puerto Rico Sales Tax Financing, 0.00%, 8/1/56	$586,375
815	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	728,504
		$1,314,879
Total Tax-Exempt Investments — 100.8% (identified cost $33,132,065)		$29,537,645
Other Assets, Less Liabilities — (0.8)%		$(225,243)
Net Assets — 100.0%		$29,312,402

AGC - Assured Guaranty Corp.

AMBAC -AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

PCR - Pollution Control Revenue

The Fund invests primarily in debt securities issued by West Virginia municipalities. In addition, 16.0% of the Fund's net assets at September 30, 2008 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2008, 63.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.3% to 18.5% of total investments.

(1)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(3)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, the aggregate value of these securities is $332,853 or 1.1% of the Fund's net assets.

(4)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at September 30, 2008.

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2008

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

As of September 30, 2008

	California Fund	Florida Plus Fund	Massachusetts Fund	Mississippi Fund
Assets
Investments —
Identified cost	$291,746,555	$201,963,321	$322,648,011	$16,719,943
Unrealized depreciation	(16,744,204)	(20,867,213)	(27,305,821)	(865,378)
Investments, at value	$275,002,351	$181,096,108	$295,342,190	$15,854,565
Cash	$—	$71,382	$—	$296,071
Interest receivable	3,590,010	3,373,980	4,346,183	197,312
Receivable for investments sold	7,075,621	11,309,598	623,866	—
Receivable for Fund shares sold	204,322	27,574	305,312	2,861
Receivable for variation margin on open financial futures contracts	826,094	645,469	1,593,750	45,156
Receivable for open swap contracts	117,787	87,145	130,983	3,752
Total assets	$286,816,185	$196,611,256	$302,342,284	$16,399,717
Liabilities
Payable for floating rate notes issued	$22,630,000	$15,150,000	$29,965,000	$365,000
Demand note payable	9,000,000	5,600,000	800,000	—
Payable for investments purchased	2,681,891	1,063,509	—	—
Payable for closed swap contracts	91,816	82,368	102,497	4,930
Payable for Fund shares redeemed	315,757	345,001	685,314	90,832
Distributions payable	410,907	339,471	493,952	21,381
Due to custodian	90,948	—	44,185	—
Payable to affiliates:
Investment adviser fee	102,353	62,253	104,610	2,126
Distribution and service fees	54,877	44,079	74,416	4,278
Interest expense and fees payable	71,957	196,779	279,873	2,706
Accrued expenses	127,907	147,794	148,916	46,873
Total liabilities	$35,578,413	$23,031,254	$32,698,763	$538,126
Net Assets	$251,237,772	$173,580,002	$269,643,521	$15,861,591
Sources of Net Assets
Paid-in capital	$274,548,256	$194,652,474	$312,188,768	$16,930,883
Accumulated net realized loss	(6,719,519)	(1,443,255)	(15,893,278)	(194,460)
Accumulated undistributed (distributions in excess of) net investment income	(114,100)	1,034,000	178,100	(21,381)
Net unrealized depreciation	(16,476,865)	(20,663,217)	(26,830,069)	(853,451)
Net Assets	$251,237,772	$173,580,002	$269,643,521	$15,861,591
Class A Shares
Net Assets	$232,090,198	$153,167,243	$211,227,651	$13,509,502
Shares Outstanding	25,314,117	17,181,068	26,239,240	1,566,812
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.17	$8.91	$8.05	$8.62
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$9.63	$9.35	$8.45	$9.05
Class B Shares
Net Assets	$3,371,364	$16,782,172	$27,669,768	$2,034,502
Shares Outstanding	397,744	1,836,142	3,435,891	230,669
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$8.48	$9.14	$8.05	$8.82
Class C Shares
Net Assets	$15,666,559	$3,630,587	$17,703,778	$317,587
Shares Outstanding	1,848,205	397,068	2,197,911	35,994
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$8.48	$9.14	$8.05	$8.82
Class I Shares
Net Assets	$109,651	$—	$13,042,324	$—
Shares Outstanding	11,954	—	1,620,511	—
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.17	$—	$8.05	$—

On sales of $25,000 or more, the offering price of Class A shares is reduced.

* Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Assets and Liabilities

As of September 30, 2008

	New York Fund	Ohio Fund	Rhode Island Fund	West Virginia Fund
Assets
Investments —
Identified cost	$444,802,652	$346,061,862	$57,177,984	$33,132,065
Unrealized depreciation	(35,096,812)	(28,263,393)	(5,216,764)	(3,594,420)
Investments, at value	$409,705,840	$317,798,469	$51,961,220	$29,537,645
Cash	$14,838	$3,041,989	$1,508,224	$166,226
Interest receivable	7,330,469	5,089,451	840,298	457,078
Receivable for investments sold	3,055,538	1,645,823	—	—
Receivable for Fund shares sold	143,976	197,470	51,434	2,212
Receivable for variation margin on open financial futures contracts	1,933,750	1,240,469	53,125	185,938
Receivable for open swap contracts	195,234	23,917	27,034	14,005
Total assets	$422,379,645	$329,037,588	$54,441,335	$30,363,104
Liabilities
Payable for floating rate notes issued	$53,230,000	$18,245,000	$3,420,000	$855,000
Demand note payable	2,800,000	—	—	—
Payable for investments purchased	453,519	—	—	—
Payable for when-issued securities	—	4,918,800	—	—
Payable for closed swap contracts	146,249	—	20,746	10,476
Payable for Fund shares redeemed	1,768,007	816,844	63,818	64,016
Distributions payable	526,822	456,417	85,344	46,187
Payable to affiliates:
Investment adviser fee	150,451	114,874	12,935	5,444
Distribution and service fees	93,346	79,150	17,906	8,406
Interest expense and fees payable	468,236	173,119	31,635	6,564
Accrued expenses	178,759	137,421	64,822	54,609
Total liabilities	$59,815,389	$24,941,625	$3,717,206	$1,050,702
Net Assets	$362,564,256	$304,095,963	$50,724,129	$29,312,402
Sources of Net Assets
Paid-in capital	$406,669,136	$345,289,289	$57,266,188	$34,152,979
Accumulated net realized loss	(9,875,700)	(13,149,756)	(1,326,365)	(1,242,563)
Accumulated undistributed (distributions in excess of) net investment income	322,319	(77,768)	(37,456)	(41,942)
Net unrealized depreciation	(34,551,499)	(27,965,802)	(5,178,238)	(3,556,072)
Net Assets	$362,564,256	$304,095,963	$50,724,129	$29,312,402
Class A Shares
Net Assets	$319,101,364	$251,446,689	$37,003,300	$24,379,406
Shares Outstanding	36,049,827	30,904,195	4,416,901	2,970,194
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.85	$8.14	$8.38	$8.21
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$9.29	$8.55	$8.80	$8.62
Class B Shares
Net Assets	$10,551,955	$22,491,832	$10,285,805	$4,406,356
Shares Outstanding	1,189,623	2,765,062	1,199,878	526,412
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$8.87	$8.13	$8.57	$8.37
Class C Shares
Net Assets	$32,683,772	$30,157,442	$3,435,024	$526,640
Shares Outstanding	3,689,947	3,707,775	400,465	62,796
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$8.86	$8.13	$8.58	$8.39
Class I Shares
Net Assets	$227,165	$—	$—	$—
Shares Outstanding	25,658	—	—	—
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.85	$—	$—	$—

On sales of $25,000 or more, the offering price of Class A shares is reduced.

* Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Operations

For the Year Ended September 30, 2008

	California Fund	Florida Plus Fund	Massachusetts Fund	Mississippi Fund
Investment Income
Interest	$15,420,871	$12,665,016	$17,462,368	$926,875
Total investment income	$15,420,871	$12,665,016	$17,462,368	$926,875
Expenses
Investment adviser fee	$1,260,871	$903,182	$1,316,489	$26,681
Distribution and service fees
Class A	629,001	376,666	469,631	30,158
Class B	35,063	203,410	333,513	22,815
Class C	152,217	35,933	178,051	934
Trustees' fees and expenses	12,148	10,016	13,520	578
Custodian fee	182,256	151,143	156,728	29,270
Transfer and dividend disbursing agent fees	87,199	91,331	119,214	8,421
Legal and accounting services	78,917	99,407	86,061	44,423
Printing and postage	14,735	19,149	20,466	1,624
Registration fees	3,401	9,461	13,412	498
Interest expense and fees	818,721	846,034	766,410	20,336
Miscellaneous	32,951	44,939	34,324	15,825
Total expenses	$3,307,480	$2,790,671	$3,507,819	$201,563
Deduct —
Reduction of custodian fee	$47,486	$22,125	$27,386	$5,008
Total expense reductions	$47,486	$22,125	$27,386	$5,008
Net expenses	$3,259,994	$2,768,546	$3,480,433	$196,555
Net investment income	$12,160,877	$9,896,470	$13,981,935	$730,320
Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(1,447,267)	$8,066,678	$(2,162,825)	$56,786
Financial futures contracts	(2,126,118)	(2,139,620)	(5,087,078)	(78,074)
Swap contracts	(3,309,409)	(3,133,008)	(4,040,738)	(149,481)
Net realized gain (loss)	$(6,882,794)	$2,794,050	$(11,290,641)	$(170,769)
Change in unrealized appreciation (depreciation) —
Investments	$(31,580,366)	$(36,655,813)	$(37,810,368)	$(1,545,768)
Financial futures contracts	41,597	5,694	48,526	5,093
Swap contracts	63,458	30,721	70,869	(12,166)
Net change in unrealized appreciation (depreciation)	$(31,475,311)	$(36,619,398)	$(37,690,973)	$(1,552,841)
Net realized and unrealized loss	$(38,358,105)	$(33,825,348)	$(48,981,614)	$(1,723,610)
Net decrease in net assets from operations	$(26,197,228)	$(23,928,878)	$(34,999,679)	$(993,290)

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Operations

For the Year Ended September 30, 2008

	New York Fund	Ohio Fund	Rhode Island Fund	West Virginia Fund
Investment Income
Interest	$24,803,988	$17,421,543	$3,130,016	$1,719,311
Total investment income	$24,803,988	$17,421,543	$3,130,016	$1,719,311
Expenses
Investment adviser fee	$1,885,163	$1,413,116	$174,304	$67,432
Distribution and service fees
Class A	755,663	547,182	84,893	53,475
Class B	108,894	209,119	117,440	51,506
Class C	325,580	314,431	32,817	1,721
Trustees' fees and expenses	16,223	13,982	4,469	1,601
Custodian fee	210,376	178,075	58,430	40,271
Transfer and dividend disbursing agent fees	179,691	146,501	25,278	16,539
Legal and accounting services	82,021	70,287	50,825	40,516
Printing and postage	29,333	24,334	6,128	2,974
Registration fees	10,022	10,660	1,424	4,933
Interest expense and fees	1,609,359	667,397	101,853	46,355
Miscellaneous	58,572	25,714	19,882	15,882
Total expenses	$5,270,897	$3,620,798	$677,743	$343,205
Deduct —
Reduction of custodian fee	$71,133	$43,942	$7,172	$6,594
Total expense reductions	$71,133	$43,942	$7,172	$6,594
Net expenses	$5,199,764	$3,576,856	$670,571	$336,611
Net investment income	$19,604,224	$13,844,687	$2,459,445	$1,382,700
Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$1,535,269	$(740,594)	$18,096	$(127,570)
Financial futures contracts	(5,018,963)	(3,049,401)	(188,292)	(268,843)
Swap contracts	(6,156,160)	(572,905)	(826,114)	(390,199)
Net realized loss	$(9,639,854)	$(4,362,900)	$(996,310)	$(786,612)
Change in unrealized appreciation (depreciation) —
Investments	$(55,877,883)	$(37,736,396)	$(6,898,478)	$(4,494,023)
Financial futures contracts	138,190	313,211	(5,094)	11,904
Swap contracts	(211,173)	(392)	14,327	7,225
Net change in unrealized appreciation (depreciation)	$(55,950,866)	$(37,423,577)	$(6,889,245)	$(4,474,894)
Net realized and unrealized loss	$(65,590,720)	$(41,786,477)	$(7,885,555)	$(5,261,506)
Net decrease in net assets from operations	$(45,986,496)	$(27,941,790)	$(5,426,110)	$(3,878,806)

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended September 30, 2008

Increase (Decrease) in Net Assets	California Fund	Florida Plus Fund	Massachusetts Fund	Mississippi Fund
From operations —
Net investment income	$12,160,877	$9,896,470	$13,981,935	$730,320
Net realized gain (loss) from investment transactions, financial futures contracts and swap contracts	(6,882,794)	2,794,050	(11,290,641)	(170,769)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	(31,475,311)	(36,619,398)	(37,690,973)	(1,552,841)
Net decrease in net assets from operations	$(26,197,228)	$(23,928,878)	$(34,999,679)	$(993,290)
Distributions to shareholders —
From net investment income
Class A	$(11,317,850)	$(9,113,406)	$(10,624,759)	$(647,954)
Class B	(127,378)	(866,939)	(1,311,580)	(84,520)
Class C	(551,306)	(153,196)	(699,394)	(3,370)
Class I	(1,582)	—	(700,094)	—
From net realized gain
Class A	(1,142,220)	—	—	—
Class B	(16,429)	—	—	—
Class C	(65,286)	—	—	—
Total distributions to shareholders	$(13,222,051)	$(10,133,541)	$(13,335,827)	$(735,844)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$52,980,639	$13,193,777	$53,510,916	$2,260,152
Class B	903,630	540,723	1,368,038	13,388
Class C	10,208,105	2,331,187	9,123,977	337,000
Class I	120,418	—	3,658,400	—
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	7,423,423	5,166,303	6,086,513	389,708
Class B	80,827	395,981	710,758	47,128
Class C	330,263	72,838	520,819	3,349
Class I	—	—	250,756	—
Cost of shares redeemed
Class A	(53,120,642)	(49,305,736)	(68,882,872)	(2,321,804)
Class B	(517,012)	(5,361,684)	(6,209,744)	(399,454)
Class C	(4,016,459)	(1,085,909)	(6,498,778)	—
Class I	—	—	(5,276,645)	—
Net asset value of shares exchanged
Class A	135,399	1,263,873	3,781,166	27,441
Class B	(135,399)	(1,263,873)	(3,781,166)	(27,441)
Net increase (decrease) in net assets from Fund share transactions	$14,393,192	$(34,052,520)	$(11,637,862)	$329,467
Net decrease in net assets	$(25,026,087)	$(68,114,939)	$(59,973,368)	$(1,399,667)
Net Assets
At beginning of year	$276,263,859	$241,694,941	$329,616,889	$17,261,258
At end of year	$251,237,772	$173,580,002	$269,643,521	$15,861,591
Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$(114,100)	$1,034,000	$178,100	$(21,381)

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended September 30, 2008

Increase (Decrease) in Net Assets	New York Fund	Ohio Fund	Rhode Island Fund	West Virginia Fund
From operations —
Net investment income	$19,604,224	$13,844,687	$2,459,445	$1,382,700
Net realized loss from investment transactions, financial futures contracts and swap contracts	(9,639,854)	(4,362,900)	(996,310)	(786,612)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	(55,950,866)	(37,423,577)	(6,889,245)	(4,474,894)
Net decrease in net assets from operations	$(45,986,496)	$(27,941,790)	$(5,426,110)	$(3,878,806)
Distributions to shareholders —
From net investment income
Class A	$(17,295,468)	$(11,466,752)	$(1,856,445)	$(1,161,456)
Class B	(435,238)	(957,567)	(444,142)	(191,617)
Class C	(1,301,740)	(1,134,763)	(123,792)	(6,306)
Class I	(5,121)	—	—	—
Total distributions to shareholders	$(19,037,567)	$(13,559,082)	$(2,424,379)	$(1,359,379)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$59,662,903	$56,112,576	$6,766,671	$4,966,368
Class B	2,829,000	2,452,417	663,756	171,746
Class C	14,283,038	13,283,265	2,046,626	576,067
Class I	256,000	—	—	—
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	11,184,943	6,899,390	1,019,072	706,849
Class B	253,652	540,824	276,511	119,727
Class C	802,031	684,218	81,188	5,130
Cost of shares redeemed
Class A	(95,295,731)	(54,729,986)	(12,683,592)	(2,942,572)
Class B	(1,707,654)	(3,426,072)	(2,148,735)	(805,056)
Class C	(7,920,238)	(10,514,925)	(1,480,220)	—
Net asset value of shares exchanged
Class A	446,097	2,565,740	856,081	295,080
Class B	(446,097)	(2,565,740)	(856,081)	(295,080)
Contingent deferred sales charges
Class B	—	15,400	—	—
Net increase (decrease) in net assets from Fund share transactions	$(15,652,056)	$11,317,107	$(5,458,723)	$2,798,259
Net decrease in net assets	$(80,676,119)	$(30,183,765)	$(13,309,212)	$(2,439,926)
Net Assets
At beginning of year	$443,240,375	$334,279,728	$64,033,341	$31,752,328
At end of year	$362,564,256	$304,095,963	$50,724,129	$29,312,402
Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$322,319	$(77,768)	$(37,456)	$(41,942)

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended September 30, 2007

Increase (Decrease) in Net Assets	California Fund	Florida Plus Fund	Massachusetts Fund	Mississippi Fund
From operations —
Net investment income	$11,127,342	$11,234,864	$12,269,263	$759,281
Net realized gain (loss) from investment transactions, financial futures contracts and swap contracts	6,505	1,049,878	(1,826,325)	62,554
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	(7,592,254)	(6,773,947)	(9,643,689)	(358,208)
Net increase in net assets from operations	$3,541,593	$5,510,795	$799,249	$463,627
Distributions to shareholders —
From net investment income
Class A	$(10,752,456)	$(9,892,502)	$(9,655,558)	$(628,731)
Class B	(139,379)	(1,137,775)	(1,592,447)	(121,144)
Class C	(291,031)	(66,730)	(393,866)	—
Class I	—	—	(703,704)	—
From net realized gain
Class A	(3,830,123)	—	—	—
Class B	(70,687)	—	—	—
Class C	(112,357)	—	—	—
Total distributions to shareholders	$(15,196,033)	$(11,097,007)	$(12,345,575)	$(749,875)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$68,842,124	$22,292,525	$103,672,116	$1,728,072
Class B	809,294	851,620	2,051,364	157,031
Class C	7,725,735	2,693,182	16,773,647	—
Class I	—	—	5,509,026	—
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	8,872,948	5,717,536	5,578,575	313,821
Class B	114,296	509,741	872,130	60,929
Class C	269,209	35,217	311,249	—
Class I	—	—	235,829	—
Cost of shares redeemed
Class A	(39,036,247)	(36,483,021)	(46,985,170)	(3,290,329)
Class B	(1,231,031)	(6,589,466)	(6,168,857)	(653,035)
Class C	(1,089,114)	(366,929)	(1,704,313)	—
Class I	—	—	(1,605,947)	—
Net asset value of shares exchanged
Class A	57,762	4,295,445	3,211,515	968,803
Class B	(57,762)	(4,295,445)	(3,211,515)	(968,803)
Net increase (decrease) in net assets from Fund share transactions	$45,277,214	$(11,339,595)	$78,539,649	$(1,683,511)
Net increase (decrease) in net assets	$33,622,774	$(16,925,807)	$66,993,323	$(1,969,759)
Net Assets
At beginning of year	$242,641,085	$258,620,748	$262,623,566	$19,231,017
At end of year	$276,263,859	$241,694,941	$329,616,889	$17,261,258
Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$(133,791)	$1,203,386	$(368,771)	$(24,674)

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended September 30, 2007

Increase (Decrease) in Net Assets	New York Fund	Ohio Fund	Rhode Island Fund	West Virginia Fund
From operations —
Net investment income	$19,011,407	$11,277,109	$2,451,384	$1,235,379
Net realized gain (loss) from investment transactions, financial futures contracts and swap contracts	(3,181,642)	59,135	110,981	216,316
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	(9,935,973)	(6,989,638)	(1,565,427)	(835,533)
Net increase in net assets from operations	$5,893,792	$4,346,606	$996,938	$616,162
Distributions to shareholders —
From net investment income
Class A	$(17,487,881)	$(9,757,050)	$(1,801,325)	$(1,014,607)
Class B	(385,335)	(1,078,423)	(552,760)	(216,052)
Class C	(806,831)	(710,718)	(66,047)	—
From net realized gain
Class A	(1,982,516)	—	—	—
Class B	(52,351)	—	—	—
Class C	(90,494)	—	—	—
Total distributions to shareholders	$(20,805,408)	$(11,546,191)	$(2,420,132)	$(1,230,659)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$63,737,160	$115,781,671	$10,575,470	$5,313,235
Class B	3,819,176	3,632,785	830,770	205,869
Class C	21,240,503	25,568,762	2,981,442	—
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	12,340,891	5,860,186	1,024,106	624,413
Class B	262,890	591,771	341,201	134,979
Class C	580,446	447,894	34,387	—
Cost of shares redeemed
Class A	(55,937,002)	(27,447,237)	(5,935,326)	(2,977,867)
Class B	(1,051,209)	(3,594,864)	(2,578,607)	(747,361)
Class C	(3,696,268)	(2,886,677)	(100,177)	—
Net asset value of shares exchanged
Class A	707,926	3,825,140	2,830,959	435,798
Class B	(707,926)	(3,825,140)	(2,830,959)	(435,798)
Net increase in net assets from Fund share transactions	$41,296,587	$117,954,291	$7,173,266	$2,553,268
Net increase in net assets	$26,384,971	$110,754,706	$5,750,072	$1,938,771
Net Assets
At beginning of year	$416,855,404	$223,525,022	$58,283,269	$29,813,557
At end of year	$443,240,375	$334,279,728	$64,033,341	$31,752,328
Accumulated distributions in excess of net investment income included in net assets
At end of year	$(283,613)	$(343,891)	$(60,671)	$(37,180)

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Cash Flows

For the Year Ended September 30, 2008

Cash Flows From Operating Activities	Florida Plus Fund	New York Fund	Rhode Island Fund
Net decrease in net assets from operations	$(23,928,878)	$(45,986,496)	$(5,426,110)
Adjustments to reconcile net decrease in net assets from operations to net cash provided by (used in) operating activities:
Investments purchased	(121,115,340)	(207,812,272)	(4,785,015)
Investments sold	188,890,978	234,764,049	12,916,832
Net accretion/amortization of premium (discount)	(1,421,948)	(984,827)	(128,506)
Decrease (increase) in interest receivable	1,538,637	(127,523)	73,255
Increase in receivable for investments sold	(11,229,598)	(3,055,538)	—
Increase in receivable for variation margin on open financial futures contracts	(645,469)	(1,933,750)	(53,125)
Decrease (increase) in receivable for open swap contracts	(3,284)	259,889	(7,416)
Decrease in other assets	—	56,296	—
Increase in payable for investments purchased	1,063,509	453,519	—
Decrease in payable for open swap contracts	(27,437)	(48,716)	(6,911)
Decrease in payable for closed swap contracts	(519,739)	(902,197)	(123,041)
Decrease in payable to affiliate for investment adviser fee	(22,087)	(6,910)	(3,238)
Decrease in payable to affiliate for distribution and service fees	(96,691)	(144,164)	(23,809)
Increase (decrease) in interest expense and fees payable	(534,942)	(214,383)	3,339
Increase in accrued expenses	35,822	43,401	15,454
Net change in unrealized (appreciation) depreciation from investments	36,655,813	55,877,883	6,898,478
Net realized (gain) loss from investments	(8,066,678)	(1,535,269)	(18,096)
Net cash provided by operating activities	$60,572,668	$28,702,992	$9,332,091
Cash Flows From Financing Activities
Proceeds from Fund shares sold	$16,126,881	$77,471,231	$9,556,625
Fund shares redeemed	(55,821,717)	(103,665,227)	(16,307,395)
Cash distributions paid, net of reinvestments	(4,544,406)	(6,845,661)	(1,049,211)
Proceeds from secured borrowings	21,310,000	49,790,000	1,125,000
Repayment of secured borrowings	(43,905,000)	(48,923,000)	(1,500,000)
Increase in demand note payable	5,600,000	2,800,000	—
Net cash used in financing activities	$(61,234,242)	$(29,372,657)	$(8,174,981)
Net increase (decrease) in cash	$(661,574)	$(669,665)	$1,157,110
Cash at beginning of year	$732,956	$684,503	$351,114
Cash at end of year	$71,382	$14,838	$1,508,224
Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of:	$5,635,122	$12,240,626	$1,376,771

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	California Fund — Class A
	Year Ended September 30,
	2008	2007		2006	2005		2004
Net asset value — Beginning of year	$10.620	$11.080		$10.900	$10.860		$10.920
Income (loss) from operations
Net investment income(1)	$0.456	$0.458		$0.486	$0.515		$0.548
Net realized and unrealized gain (loss)	(1.411)	(0.280)		0.181	0.037		(0.078)
Total income (loss) from operations	$(0.955)	$0.178		$0.667	$0.552		$0.470
Less distributions
From net investment income	$(0.450)	$(0.462)		$(0.487)	$(0.512)		$(0.530)
From net realized gain	(0.045)	(0.176)		—	—		—
Total distributions	$(0.495)	$(0.638)		$(0.487)	$(0.512)		$(0.530)
Net asset value — End of year	$9.170	$10.620		$11.080	$10.900		$10.860
Total Return(2)	(9.32)%	1.61%		6.28%	5.18%		4.42%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$232,090	$261,254		$233,618	$223,528		$227,878
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.86%	0.84	%(3)	0.86%	0.88	%(4)	0.90	%(4)
Interest and fee expense(5)	0.30%	0.33%		0.37%	0.23	%(4)	0.15	%(4)
Total expenses before custodian fee reduction	1.16%	1.17	%(3)	1.23%	1.11	%(4)	1.05	%(4)
Expenses after custodian fee reduction excluding interest and fees	0.84%	0.82	%(3)	0.85%	0.87	%(4)	0.90	%(4)
Net investment income	4.47%	4.22%		4.45%	4.71%		5.09%
Portfolio Turnover of the Portfolio(6)	—	—		—	—		18%
Portfolio Turnover of the Fund	22%	41%		30%	23%		—

(1)  Computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.005% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(4)  Includes the Fund's share of the corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	California Fund — Class B
	Year Ended September 30,
	2008	2007		2006	2005		2004
Net asset value — Beginning of year	$9.810	$10.260		$10.090	$10.060		$10.110
Income (loss) from operations
Net investment income(1)	$0.351	$0.350		$0.374	$0.399		$0.483
Net realized and unrealized gain (loss)	(1.295)	(0.273)		0.171	0.030		(0.083)
Total income (loss) from operations	$(0.944)	$0.077		$0.545	$0.429		$0.400
Less distributions
From net investment income	$(0.341)	$(0.351)		$(0.375)	$(0.399)		$(0.455)
From net realized gain	(0.045)	(0.176)		—	—		—
Total distributions	$(0.386)	$(0.527)		$(0.375)	$(0.399)		$(0.455)
Contigent deferred sales charges	$—	$—		$—	$—		$0.005
Net asset value — End of year	$8.480	$9.810		$10.260	$10.090		$10.060
Total Return(2)	(9.91)%	0.73%		5.52%	4.50	%(3)	4.14%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$3,371	$3,545		$4,090	$3,655		$1,983
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.61%	1.59	%(4)	1.61%	1.63	%(5)	1.10	%(5)
Interest and fee expense(6)	0.30%	0.33%		0.37%	0.23	%(5)	0.15	%(5)
Total expenses before custodian fee reduction	1.91%	1.92	%(4)	1.98%	1.86	%(5)	1.25	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.59%	1.57	%(4)	1.60%	1.62	%(5)	1.10	%(5)
Net investment income	3.72%	3.48%		3.70%	3.94%		4.75%
Portfolio Turnover of the Portfolio(7)	—	—		—	—		18%
Portfolio Turnover of the Fund	22%	41%		30%	23%		—

(1)  Computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Total return reflects an increase of 0.17% due to a change in the timing of the payment and reinvestment of distributions.

(4)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.005% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(5)  Includes the Fund's share of the corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	California Fund — Class C
	Year Ended September 30,						Period Ended
	2008	2007		2006	2005		September 30, 2004(1)
Net asset value — Beginning of period	$9.810	$10.250		$10.090	$10.060		$10.000
Income (loss) from operations
Net investment income(2)	$0.351	$0.348		$0.366	$0.384		$0.033
Net realized and unrealized gain (loss)	(1.295)	(0.261)		0.169	0.045		0.062
Total income (loss) from operations	$(0.944)	$0.087		$0.535	$0.429		$0.095
Less distributions
From net investment income	$(0.341)	$(0.351)		$(0.375)	$(0.399)		$(0.035)
From net realized gain	(0.045)	(0.176)		—	—		—
Total distributions	$(0.386)	$(0.527)		$(0.375)	$(0.399)		$(0.035)
Net asset value — End of period	$8.480	$9.810		$10.250	$10.090		$10.060
Total Return(3)	(9.91)%	0.83%		5.42%	4.42	%(4)	0.86	%(10)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$15,667	$11,465		$4,933	$1,725		$96
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.61%	1.59	%(5)	1.61%	1.63	%(6)	1.65	%(6)(7)
Interest and fee expense(8)	0.30%	0.33%		0.37%	0.23	%(6)	0.15	%(6)(7)
Total expeneses before custodian fee reduction	1.91%	1.92	%(5)	1.98%	1.86	%(6)	1.80	%(6)(7)
Expenses after custodian fee reduction excluding interest and fees	1.59%	1.57	%(5)	1.60%	1.62	%(6)	1.65	%(6)(7)
Net investment income	3.73%	3.49%		3.62%	3.78%		4.24	%(7)
Portfolio Turnover of the Portfolio(9)	—	—		—	—		18%
Portfolio Turnover of the Fund	22%	41%		30%	23%		—

(1)  For the period from start of business, August 31, 2004, to September 30, 2004.

(2)  Computed using average shares outstanding.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Total return reflects an increase of 0.09% due to a change in the timing of the payment and reinvestment of distributions.

(5)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.005% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(6)  Includes the Fund's share of the corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Annualized.

(8)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(9)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(10)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	California Fund — Class I
	Period Ended September 30, 2008(1)
Net asset value — Beginning of period	$9.530
Income (loss) from operations
Net investment income(2)	$0.277
Net realized and unrealized gain (loss)	(0.362)
Total income (loss) from operations	$(0.085)
Less distributions
From net investment income	$(0.275)
Total distributions	$(0.275)
Net asset value — End of period	$9.170
Total Return(3)	(1.08	)%(7)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$110
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.63	%(4)
Interest and fee expense(5)	0.30	%(4)
Total expenses before custodian fee reduction	0.93	%(4)
Expenses after custodian fee reduction excluding interest and fees	0.60	%(4)
Net investment income	4.79	%(4)
Portfolio Turnover	22	%(6)

(1)  For the period from the start of business, March 3, 2008, to September 30, 2008.

(2)  Computed using average shares outstanding.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Annualized.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(6)  For the Fund's year ended September 30, 2008.

(7)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Florida Plus Fund — Class A
	Year Ended September 30,
	2008	2007		2006	2005		2004
Net asset value — Beginning of year	$10.580	$10.820		$10.640	$10.580		$10.680
Income (loss) from operations
Net investment income(1)	$0.477	$0.486		$0.490	$0.506		$0.536
Net realized and unrealized gain (loss)	(1.659)	(0.246)		0.174	0.065		(0.098)
Total income (loss) from operations	$(1.182)	$0.240		$0.664	$0.571		$0.438
Less distributions
From net investment income	$(0.488)	$(0.480)		$(0.484)	$(0.511)		$(0.538)
Total distributions	$(0.488)	$(0.480)		$(0.484)	$(0.511)		$(0.538)
Net asset value — End of year	$8.910	$10.580		$10.820	$10.640		$10.580
Total Return(2)	(11.55)%	2.23%		6.40%	5.50%		4.18%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$153,167	$212,898		$222,008	$196,300		$193,379
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.82%	0.79	%(3)	0.79%	0.82	%(4)	0.82	%(4)
Interest and fee expense(5)	0.40%	0.55%		0.44%	0.26	%(4)	0.13	%(4)
Total expenses before custodian fee reduction	1.22%	1.34	%(3)	1.23%	1.08	%(4)	0.95	%(4)
Expenses after custodian fee reduction excluding interest and fees	0.81%	0.78	%(3)	0.78%	0.81	%(4)	0.82	%(4)
Net investment income	4.73%	4.51%		4.59%	4.75%		5.09%
Portfolio Turnover of the Portfolio(6)	—	—		—	—		9%
Portfolio Turnover of the Fund	52%	19%		42%	16%		—

(1)  Computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.005% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(4)  Includes the Fund's share of the corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Florida Plus Fund — Class B
	Year Ended September 30,
	2008	2007		2006	2005		2004
Net asset value — Beginning of year	$10.850	$11.090		$10.910	$10.840		$10.950
Income (loss) from operations
Net investment income(1)	$0.412	$0.416		$0.421	$0.437		$0.469
Net realized and unrealized gain (loss)	(1.703)	(0.247)		0.172	0.075		(0.110)
Total income (loss) from operations	$(1.291)	$0.169		$0.593	$0.512		$0.359
Less distributions
From net investment income	$(0.419)	$(0.409)		$(0.413)	$(0.442)		$(0.469)
Total distributions	$(0.419)	$(0.409)		$(0.413)	$(0.422)		$(0.469)
Net asset value — End of year	$9.140	$10.850		$11.090	$10.910		$10.840
Total Return(2)	(12.23)%	1.53%		5.55%	4.98	%(3)	3.34%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$16,782	$25,845		$35,969	$42,074		$51,162
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.57%	1.54	%(4)	1.54%	1.57	%(5)	1.57	%(5)
Interest and fee expense(6)	0.40%	0.55%		0.44%	0.26	%(5)	0.13	%(5)
Total expenses before custodian fee reduction	1.97%	2.09	%(4)	1.98%	1.83	%(5)	1.70	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.56%	1.53	%(4)	1.53%	1.56	%(5)	1.57	%(5)
Net investment income	3.98%	3.76%		3.85%	4.01%		4.26%
Portfolio Turnover of the Portfolio(7)	—	—		—	—		9%
Portfolio Turnover of the Fund	52%	19%		42%	16%		—

(1)  Computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Total return reflects an increase of 0.17% due to a change in the timing of the payment and reinvestment of distributions.

(4)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.005% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(5)  Includes the Fund's share of the corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Florida Plus Fund — Class C
	Year Ended September 30,			Period Ended
	2008	2007		September 30, 2006(1)
Net asset value — Beginning of period	$10.850	$11.080		$10.970
Income (loss) from operations
Net investment income(2)	$0.409	$0.416		$0.215
Net realized and unrealized gain (loss)	(1.700)	(0.237)		0.118
Total income (loss) from operations	$(1.291)	$0.179		$0.333
Less distributions
From net investment income	$(0.419)	$(0.409)		$(0.223)
Total distributions	$(0.419)	$(0.409)		$(0.223)
Net asset value — End of period	$9.140	$10.850		$11.080
Total Return(3)	(12.23)%	1.62%		3.08	%(8)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$3,631	$2,952		$643
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.57%	1.54	%(4)	1.54	%(5)
Interest and fee expense(6)	0.40%	0.55%		0.44	%(5)
Total expeneses before custodian fee reduction	1.97%	2.09	%(4)	1.98	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.56%	1.53	%(4)	1.53	%(5)
Net investment income	3.96%	3.78%		3.53	%(5)
Portfolio Turnover	52%	19%		42	%(7)

(1)  For the period from the start of business, March 13, 2006, to September 30, 2006.

(2)  Computed using average shares outstanding.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.005% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(5)  Annualized.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(7)  For the Fund's year ended September 30, 2006.

(8)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Massachusetts Fund — Class A
	Year Ended September 30,
	2008	2007		2006	2005		2004
Net asset value — Beginning of year	$9.490	$9.850		$9.670	$9.660		$9.680
Income (loss) from operations
Net investment income(1)	$0.428	$0.415		$0.432	$0.449		$0.484
Net realized and unrealized gain (loss)	(1.459)	(0.356)		0.180	0.017		(0.020)
Total income (loss) from operations	$(1.031)	$0.059		$0.612	$0.466		$0.464
Less distributions
From net investment income	$(0.409)	$(0.419)		$(0.432)	$(0.456)		$(0.484)
Total distributions	$(0.409)	$(0.419)		$(0.432)	$(0.456)		$(0.484)
Net asset value — End of year	$8.050	$9.490		$9.850	$9.670		$9.660
Total Return(2)	(11.19)%	0.57%		6.51%	4.90%		4.92%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$211,228	$254,366		$197,580	$156,382		$143,086
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.78%	0.77	%(3)	0.79%	0.79	%(3)(4)	0.81	%(4)
Interest and fee expense(5)	0.25%	0.47%		0.42%	0.28	%(4)	0.11	%(4)
Total expenses before custodian fee reduction	1.03%	1.24	%(3)	1.21%	1.07	%(3)(4)	0.92	%(4)
Expenses after custodian fee reduction excluding interest and fees	0.77%	0.76	%(3)	0.77%	0.78	%(3)(4)	0.81	%(4)
Net investment income	4.73%	4.26%		4.48%	4.62%		5.05%
Portfolio Turnover of the Portfolio(6)	—	—		—	—		27%
Portfolio Turnover of the Fund	31%	65%		28%	15%		—

(1)  Computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  The investment adviser was allocated a portion of the Fund's operating expenses or reduced its investment adviser fee (equal to less than 0.005% of average daily net assets for the years ended September 30, 2007 and 2005). Absent this allocation or reduction, total return would be lower.

(4)  Includes the Fund's share of the corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Massachusetts Fund — Class B
	Year Ended September 30,
	2008	2007		2006	2005		2004
Net asset value — Beginning of year	$9.500	$9.850		$9.670	$9.650		$9.680
Income (loss) from operations
Net investment income(1)	$0.360	$0.343		$0.362	$0.378		$0.414
Net realized and unrealized gain (loss)	(1.472)	(0.347)		0.179	0.026		(0.031)
Total income (loss) from operations	$(1.112)	$(0.004)		$0.541	$0.404		$0.383
Less distributions
From net investment income	$(0.338)	$(0.346)		$(0.361)	$(0.384)		$(0.413)
Total distributions	$(0.338)	$(0.346)		$(0.361)	$(0.384)		$(0.413)
Net asset value — End of year	$8.050	$9.500		$9.850	$9.670		$9.650
Total Return(2)	(11.99)%	(0.07)%		5.73%	4.39	%(3)	4.07%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$27,670	$40,938		$48,991	$54,708		$59,036
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.53%	1.52	%(4)	1.54%	1.54	%(4)(5)	1.56	%(5)
Interest and fee expense(6)	0.25%	0.47%		0.42%	0.28	%(5)	0.11	%(5)
Total expenses before custodian fee reduction	1.78%	1.99	%(4)	1.96%	1.82	%(4)(5)	1.67	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.52%	1.51	%(4)	1.52%	1.53	%(4)(5)	1.56	%(5)
Net investment income	3.98%	3.52%		3.75%	3.88%		4.26%
Portfolio Turnover of the Portfolio(7)	—	—		—	—		27%
Portfolio Turnover of the Fund	31%	65%		28%	15%		—

(1)  Computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Total return reflects an increase of 0.16% due to a change in the timing of the payment and reinvestment of distributions.

(4)  The investment adviser was allocated a portion of the Fund's operating expenses or reduced its investment adviser fee (equal to less than 0.005% of average daily net assets for the years ended September 30, 2007 and 2005). Absent this allocation or reduction, total return would be lower.

(5)  Includes the Fund's share of the corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Massachusetts Fund — Class C
	Year Ended September 30,			Period Ended
	2008	2007		September 30, 2006(1)
Net asset value — Beginning of period	$9.500	$9.850		$9.610
Income (loss) from operations
Net investment income(2)	$0.361	$0.342		$0.136
Net realized and unrealized gain (loss)	(1.473)	(0.346)		0.254
Total income (loss) from operations	$(1.112)	$(0.004)		$0.390
Less distributions
From net investment income	$(0.338)	$(0.346)		$(0.150)
Total distributions	$(0.338)	$(0.346)		$(0.150)
Net asset value — End of period	$8.050	$9.500		$9.850
Total Return(3)	(11.99)%	(0.07)%		4.10	%(8)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$17,704	$17,583		$2,825
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.54%	1.51	%(4)	1.54	%(5)
Interest and fee expense(6)	0.25%	0.47%		0.42	%(5)
Total expeneses before custodian fee reduction	1.79%	1.98	%(4)	1.96	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.52%	1.50	%(4)	1.52	%(5)
Net investment income	3.99%	3.53%		3.40	%(5)
Portfolio Turnover	31%	65%		28	%(7)

(1)  For the period from the start of business, May 2, 2006, to September 30, 2006.

(2)  Computed using average shares outstanding.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.005% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(5)  Annualized.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(7)  For the Fund's year ended September 30, 2006.

(8)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Massachusetts Fund — Class I
	Year Ended September 30,
	2008	2007		2006	2005		2004
Net asset value — Beginning of year	$9.490	$9.850		$9.670	$9.650		$9.680
Income (loss) from operations
Net investment income(1)	$0.446	$0.435		$0.453	$0.468		$0.504
Net realized and unrealized gain (loss)	(1.458)	(0.356)		0.178	0.027		(0.031)
Total income (loss) from operations	$(1.012)	$0.079		$0.631	$0.495		$0.473
Less distributions
From net investment income	$(0.428)	$(0.439)		$(0.451)	$(0.475)		$(0.503)
Total distributions	$(0.428)	$(0.439)		$(0.451)	$(0.475)		$(0.503)
Net asset value — End of year	$8.050	$9.490		$9.850	$9.670		$9.650
Total Return(2)	(11.00)%	0.77%		6.72%	5.43	%(3)	5.04%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$13,042	$16,730		$13,227	$11,701		$8,321
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.58%	0.57	%(4)	0.59%	0.59	%(4)(5)	0.61	%(5)
Interest and fee expense(6)	0.25%	0.47%		0.42%	0.28	%(5)	0.11	%(5)
Total expenses before custodian fee reduction	0.83%	1.04	%(4)	1.01%	0.87	%(4)(5)	0.72	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.57%	0.56	%(4)	0.57%	0.58	%(4)(5)	0.61	%(5)
Net investment income	4.93%	4.47%		4.69%	4.81%		5.23%
Portfolio Turnover of the Portfolio(7)	—	—		—	—		27%
Portfolio Turnover of the Fund	31%	65%		28%	15%		—

(1)  Computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Total return reflects an increase of 0.20% due to a change in the timing of the payment and reinvestment of distributions.

(4)  The investment adviser was allocated a portion of the Fund's operating expenses or reduced its investment adviser fee (equal to less than 0.005% of average daily net assets for the years ended September 30, 2007 and 2005). Absent this allocation or reduction, total return would be lower.

(5)  Includes the Fund's share of the corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Mississippi Fund — Class A
	Year Ended September 30,
	2008	2007		2006	2005		2004
Net asset value — Beginning of year	$9.540	$9.690		$9.610	$9.720		$9.840
Income (loss) from operations
Net investment income(1)	$0.397	$0.410		$0.417	$0.428		$0.455
Net realized and unrealized gain (loss)	(0.917)	(0.155)		0.075	(0.099)		(0.116)
Total income (loss) from operations	$(0.520)	$0.255		$0.492	$0.329		$0.339
Less distributions
From net investment income	$(0.400)	$(0.405)		$(0.412)	$(0.439)		$(0.459)
Total distributions	$(0.400)	$(0.405)		$(0.412)	$(0.439)		$(0.459)
Net asset value — End of year	$8.620	$9.540		$9.690	$9.610		$9.720
Total Return(2)	(5.64)%	2.67%		5.26%	3.44%		3.54%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$13,510	$14,635		$15,154	$12,901		$11,379
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.92%	0.81	%(3)	0.81%	0.86	%(4)	0.84	%(4)
Interest and fee expense(5)	0.12%	0.26%		0.19%	0.12	%(4)	0.06	%(4)
Total expenses before custodian fee reduction	1.04%	1.07	%(3)	1.00%	0.98	%(4)	0.90	%(4)
Expenses after custodian fee reduction excluding interest and fees	0.90%	0.79	%(3)	0.78%	0.84	%(4)	0.83	%(4)
Net investment income	4.26%	4.26%		4.34%	4.41%		4.70%
Portfolio Turnover of the Portfolio(6)	—	—		—	—		15%
Portfolio Turnover of the Fund	23%	16%		22%	21%		—

(1)  Computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to 0.02% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(4)  Includes the Fund's share of the corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Mississippi Fund — Class B
	Year Ended September 30,
	2008	2007		2006	2005		2004
Net asset value — Beginning of year	$9.760	$9.910		$9.830	$9.940		$10.060
Income (loss) from operations
Net investment income(1)	$0.335	$0.345		$0.354	$0.365		$0.393
Net realized and unrealized gain (loss)	(0.940)	(0.155)		0.073	(0.100)		(0.119)
Total income (loss) from operations	$(0.605)	$0.190		$0.427	$0.265		$0.274
Less distributions
From net investment income	$(0.335)	$(0.340)		$(0.347)	$(0.375)		$(0.394)
Total distributions	$(0.335)	$(0.340)		$(0.347)	$(0.375)		$(0.394)
Net asset value — End of year	$8.820	$9.760		$9.910	$9.830		$9.940
Total Return(2)	(6.37)%	1.94%		4.44%	2.86	%(3)	2.79%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$2,035	$2,626		$4,077	$5,291		$6,013
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.67%	1.56	%(4)	1.56%	1.61	%(5)	1.59	%(5)
Interest and fee expense(6)	0.12%	0.26%		0.19%	0.12	%(5)	0.06	%(5)
Total expenses before custodian fee reduction	1.79%	1.82	%(4)	1.75%	1.73	%(5)	1.65	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.65%	1.54	%(4)	1.53%	1.59	%(5)	1.58	%(5)
Net investment income	3.51%	3.50%		3.61%	3.68%		3.93%
Portfolio Turnover of the Portfolio(7)	—	—		—	—		15%
Portfolio Turnover of the Fund	23%	16%		22%	21%		—

(1)  Computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Total return reflects an increase of 0.16% due to a change in the timing of the payment and reinvestment of distributions.

(4)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to 0.02% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(5)  Includes the Fund's share of the corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Mississippi Fund — Class C
	Period Ended September 30, 2008(1)
Net asset value — Beginning of period	$9.670
Income (loss) from operations
Net investment income(2)	$0.276
Net realized and unrealized loss	(0.850)
Total income (loss) from operations	$(0.574)
Less distributions
From net investment income	$(0.276)
Total distributions	$(0.276)
Net asset value — End of period	$8.820
Total Return(3)	(6.07	)%(7)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$318
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.68	%(4)
Interest and fee expense(5)	0.12	%(4)
Total expenses before custodian fee reduction	1.80	%(4)
Expenses after custodian fee reduction excluding interest and fees	1.66	%(4)
Net investment income	3.57	%(4)
Portfolio Turnover	23	%(6)

(1)  For the period from start of business, December 4, 2007, to September 30, 2008.

(2)  Computed using average shares outstanding.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Annualized.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(6)  For the Fund's year ended September 30, 2008.

(7)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	New York Fund — Class A
	Year Ended September 30,
	2008	2007		2006	2005		2004
Net asset value — Beginning of year	$10.400	$10.750		$10.700	$10.800		$10.920
Income (loss) from operations
Net investment income(1)	$0.471	$0.466		$0.476	$0.502		$0.542
Net realized and unrealized gain (loss)	(1.563)	(0.305)		0.170	(0.090)		(0.049)
Total income (loss) from operations	$(1.092)	$0.161		$0.646	$0.412		$0.493
Less distributions
From net investment income	$(0.458)	$(0.458)		$(0.473)	$(0.512)		$(0.587)
From net realized gain	—	(0.053)		(0.123)	—		(0.026)
Total distributions	$(0.458)	$(0.511)		$(0.596)	$(0.512)		$(0.613)
Net asset value — End of year	$8.850	$10.400		$10.750	$10.700		$10.800
Total Return(2)	(10.86)%	1.50%		6.29%	3.88%		4.66%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$319,101	$400,671		$393,479	$357,652		$335,153
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.78%	0.77	%(3)	0.79%	0.80	%(4)	0.82	%(4)
Interest and fee expense(5)	0.38%	0.48%		0.48%	0.35	%(4)	0.19	%(4)
Total expenses before custodian fee reduction	1.16%	1.25	%(3)	1.27%	1.15	%(4)	1.01	%(4)
Expenses after custodian fee reduction excluding interest and fees	0.77%	0.75	%(3)	0.78%	0.79	%(4)	0.82	%(4)
Net investment income	4.71%	4.39%		4.50%	4.65%		5.07%
Portfolio Turnover of the Portfolio(6)	—	—		—	—		26%
Portfolio Turnover of the Fund	45%	35%		34%	45%		—

(1)  Computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.005% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(4)  Includes the Fund's share of the corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	New York Fund — Class B
	Year Ended September 30,
	2008	2007		2006	2005		2004
Net asset value — Beginning of year	$10.420	$10.760		$10.700	$10.800		$10.910
Income (loss) from operations
Net investment income(1)	$0.397	$0.386		$0.396	$0.415		$0.533
Net realized and unrealized gain (loss)	(1.566)	(0.295)		0.181	(0.083)		(0.084)
Total income (loss) from operations	$(1.169)	$0.091		$0.577	$0.332		$0.449
Less distributions
From net investment income	$(0.381)	$(0.378)		$(0.394)	$(0.432)		$(0.540)
From net realized gain	—	(0.053)		(0.123)	—		(0.024)
Total distributions	$(0.381)	$(0.431)		$(0.517)	$(0.432)		$(0.564)
Contigent deferred sales charges	$—	$—		$—	$—		$0.005
Net asset value — End of year	$8.870	$10.420		$10.760	$10.700		$10.800
Total Return(2)	(11.53)%	0.83%		5.59%	3.27	%(3)	4.28%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$10,552	$11,439		$9,488	$6,189		$2,984
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.53%	1.51	%(4)	1.54%	1.55	%(5)	0.93	%(5)
Interest and fee expense(6)	0.38%	0.48%		0.48%	0.35	%(5)	0.19	%(5)
Total expenses before custodian fee reduction	1.91%	1.99	%(4)	2.02%	1.90	%(5)	1.12	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.52%	1.50	%(4)	1.53%	1.54	%(5)	0.93	%(5)
Net investment income	3.96%	3.63%		3.74%	3.84%		4.86%
Portfolio Turnover of the Portfolio(7)	—	—		—	—		26%
Portfolio Turnover of the Fund	45%	35%		34%	45%		—

(1)  Computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Total return reflects an increase of 0.16% due to a change in the timing of the payment and reinvestment of distributions.

(4)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.005% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(5)  Includes the Fund's share of the corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	New York Fund — Class C
	Year Ended September 30,
	2008	2007		2006	2005		2004
Net asset value — Beginning of year	$10.400	$10.750		$10.700	$10.800		$11.070
Income (loss) from operations
Net investment income(1)	$0.396	$0.383		$0.391	$0.408		$0.448
Net realized and unrealized gain (loss)	(1.556)	(0.302)		0.176	(0.077)		(0.222)
Total income (loss) from operations	$(1.160)	$0.081		$0.567	$0.331		$0.226
Less distributions
From net investment income	$(0.380)	$(0.378)		$(0.394)	$(0.431)		$(0.467)
From net realized gain	—	(0.053)		(0.123)	—		(0.029)
Total distributions	$(0.380)	$(0.431)		$(0.517)	$(0.431)		$(0.496)
Net asset value — End of year	$8.860	$10.400		$10.750	$10.700		$10.800
Total Return(2)	(11.46)%	0.73%		5.50%	3.20	%(3)	1.99%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$32,684	$31,131		$13,889	$4,702		$940
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.53%	1.51	%(4)	1.54%	1.54	%(5)	1.56	%(5)
Interest and fee expense(6)	0.38%	0.48%		0.48%	0.35	%(5)	0.19	%(5)
Total expeneses before custodian fee reduction	1.91%	1.99	%(4)	2.02%	1.89	%(5)	1.75	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.52%	1.50	%(4)	1.53%	1.53	%(5)	1.56	%(5)
Net investment income	3.97%	3.62%		3.70%	3.78%		4.17%
Portfolio Turnover of the Portfolio(7)	—	—		—	—		26%
Portfolio Turnover of the Fund	45%	35%		34%	45%		—

(1)  Computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Total return reflects an increase of 0.09% due to a change in the timing of the payment and reinvestment of distributions.

(4)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.005% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(5)  Includes the Fund's share of the corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	New York Fund — Class I
	Period Ended September 30, 2008(1)
Net asset value — Beginning of period	$9.340
Income (loss) from operations
Net investment income(2)	$0.290
Net realized and unrealized loss	(0.504)
Total income (loss) from operations	$(0.214)
Less distributions
From net investment income	$(0.276)
Total distributions	$(0.276)
Net asset value — End of period	$8.850
Total Return(3)	(2.51	)%(7)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$227
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.61	%(4)
Interest and fee expense(5)	0.38	%(4)
Total expenses before custodian fee reduction	0.99	%(4)
Expenses after custodian fee reduction excluding interest and fees	0.58	%(4)
Net investment income	5.09	%(4)
Portfolio Turnover	45	%(6)

(1)  For the period from the start of business, March 3, 2008, to September 30, 2008.

(2)  Computed using average shares outstanding.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Annualized.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(6)  For the Fund's year ended September 30, 2008.

(7)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Ohio Fund — Class A
	Year Ended September 30,
	2008	2007		2006	2005		2004
Net asset value — Beginning of year	$9.240	$9.450		$9.320	$9.180		$9.230
Income (loss) from operations
Net investment income(1)	$0.384	$0.382		$0.420	$0.464		$0.491
Net realized and unrealized gain (loss)	(1.108)	(0.197)		0.137	0.142		(0.034)
Total income (loss) from operations	$(0.724)	$0.185		$0.557	$0.606		$0.457
Less distributions
From net investment income	$(0.376)	$(0.395)		$(0.427)	$(0.466)		$(0.507)
Total distributions	$(0.376)	$(0.395)		$(0.427)	$(0.466)		$(0.507)
Net asset value — End of year	$8.140	$9.240		$9.450	$9.320		$9.180
Total Return(2)	(8.09)%	1.98%		6.15%	6.71%		5.07%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$251,447	$274,850		$182,719	$140,355		$126,212
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.77%	0.77	%(3)	0.78%	0.82	%(4)	0.85	%(4)
Interest and fee expense(5)	0.20%	0.31%		0.47%	0.35	%(4)	0.25	%(4)
Total expenses before custodian fee reduction	0.97%	1.08	%(3)	1.25%	1.17	%(4)	1.10	%(4)
Expenses after custodian fee reduction excluding interest and fees	0.75%	0.74	%(3)	0.75%	0.81	%(4)	0.85	%(4)
Net investment income	4.28%	4.09%		4.53%	4.97%		5.38%
Portfolio Turnover of the Portfolio(6)	—	—		—	—		9%
Portfolio Turnover of the Fund	30%	39%		24%	28%		—

(1)  Computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.005% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(4)  Includes the Fund's share of the corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Ohio Fund — Class B
	Year Ended September 30,
	2008	2007		2006	2005		2004
Net asset value — Beginning of year	$9.240	$9.440		$9.320	$9.180		$9.240
Income (loss) from operations
Net investment income(1)	$0.331	$0.315		$0.353	$0.394		$0.423
Net realized and unrealized gain (loss)	(1.122)	(0.191)		0.124	0.143		(0.046)
Total income (loss) from operations	$(0.791)	$0.124		$0.477	$0.537		$0.377
Less distributions
From net investment income	$(0.324)	$(0.324)		$(0.357)	$(0.397)		$(0.437)
Total distributions	$(0.324)	$(0.324)		$(0.357)	$(0.397)		$(0.437)
Contingent deferred sales charges(1)	$0.005	$—		$—	$—		$—
Net asset value — End of year	$8.130	$9.240		$9.440	$9.320		$9.180
Total Return(2)	(8.73)%	1.32%		5.25%	6.14	%(3)	4.14%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$22,492	$28,626		$32,512	$34,257		$36,545
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.35%	1.52	%(4)	1.53%	1.57	%(5)	1.60	%(5)
Interest and fee expense(6)	0.20%	0.31%		0.47%	0.35	%(5)	0.25	%(5)
Total expenses before custodian fee reduction	1.55%	1.83	%(4)	2.00%	1.92	%(5)	1.85	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.34%	1.49	%(4)	1.50%	1.56	%(5)	1.60	%(5)
Net investment income	3.69%	3.36%		3.80%	4.23%		4.56%
Portfolio Turnover of the Portfolio(7)	—	—		—	—		9%
Portfolio Turnover of the Fund	30%	39%		24%	28%		—

(1)  Computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Total return reflects an increase of 0.18% due to a change in the timing of the payment and reinvestment of distributions.

(4)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.005% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(5)  Includes the Fund's share of the corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Ohio Fund — Class C
	Year Ended September 30,			Period Ended
	2008	2007		September 30, 2006(1)
Net asset value — Beginning of period	$9.240	$9.440		$9.300
Income (loss) from operations
Net investment income(2)	$0.316	$0.310		$0.211
Net realized and unrealized gain (loss)	(1.118)	(0.186)		0.160
Total income (loss) from operations	$(0.802)	$0.124		$0.371
Less distributions
From net investment income	$(0.308)	$(0.324)		$(0.231)
Total distributions	$(0.308)	$(0.324)		$(0.231)
Net asset value — End of period	$8.130	$9.240		$9.440
Total Return(3)	(8.91)%	1.32%		4.06	%(8)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$30,157	$30,804		$8,294
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.52%	1.52	%(4)	1.53	%(5)
Interest and fee expense(6)	0.20%	0.31%		0.47	%(5)
Total expeneses before custodian fee reduction	1.72%	1.83	%(4)	2.00	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.50%	1.49	%(4)	1.50	%(5)
Net investment income	3.53%	3.33%		3.45	%(5)
Portfolio Turnover	30%	39%		24	%(7)

(1)  For the period from the start of business, February 3, 2006, to September 30, 2006.

(2)  Computed using average shares outstanding.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.005% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(5)  Annualized.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(7)  For the Fund's year ended September 30, 2006.

(8)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Rhode Island Fund — Class A
	Year Ended September 30,
	2008	2007		2006	2005		2004
Net asset value — Beginning of year	$9.640	$9.860		$9.760	$9.780		$9.760
Income (loss) from operations
Net investment income(1)	$0.411	$0.411		$0.423	$0.441		$0.462
Net realized and unrealized gain (loss)	(1.265)	(0.225)		0.106	(0.014)		0.028
Total income (loss) from operations	$(0.854)	$0.186		$0.529	$0.427		$0.490
Less distributions
From net investment income	$(0.406)	$(0.406)		$(0.429)	$(0.447)		$(0.470)
Total distributions	$(0.406)	$(0.406)		$(0.429)	$(0.447)		$(0.470)
Net asset value — End of year	$8.380	$9.640		$9.860	$9.760		$9.780
Total Return(2)	(9.14)%	1.91%		5.56%	4.44%		5.13%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$37,003	$46,764		$39,291	$29,745		$26,558
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.79%	0.74	%(3)	0.75%	0.77	%(4)	0.77	%(4)
Interest and fee expense(5)	0.17%	0.40%		0.35%	0.18	%(4)	0.10	%(4)
Total expenses before custodian fee reduction	0.96%	1.14	%(3)	1.10%	0.95	%(4)	0.87	%(4)
Expenses after custodian fee reduction excluding interest and fees	0.77%	0.69	%(3)	0.72%	0.75	%(4)	0.77	%(4)
Net investment income	4.43%	4.20%		4.34%	4.49%		4.74%
Portfolio Turnover of the Portfolio(6)	—	—		—	—		16%
Portfolio Turnover of the Fund	8%	14%		19%	15%		—

(1)  Computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to 0.01% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(4)  Includes the Fund's share of the corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Rhode Island Fund — Class B
	Year Ended September 30,
	2008	2007		2006	2005		2004
Net asset value — Beginning of year	$9.860	$10.080		$9.980	$10.000		$9.990
Income (loss) from operations
Net investment income(1)	$0.349	$0.345		$0.361	$0.377		$0.401
Net realized and unrealized gain (loss)	(1.298)	(0.224)		0.103	(0.015)		0.016
Total income (loss) from operations	$(0.949)	$0.121		$0.464	$0.362		$0.417
Less distributions
From net investment income	$(0.341)	$(0.341)		$(0.364)	$(0.382)		$(0.407)
Total distributions	$(0.341)	$(0.341)		$(0.364)	$(0.382)		$(0.407)
Net asset value — End of year	$8.570	$9.860		$10.080	$9.980		$10.000
Total Return(2)	(9.87)%	1.20%		4.76%	3.83	%(3)	4.25%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$10,286	$13,989		$18,564	$22,793		$25,084
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.54%	1.49	%(4)	1.50%	1.52	%(5)	1.52	%(5)
Interest and fee expense(6)	0.17%	0.40%		0.35%	0.18	%(5)	0.10	%(5)
Total expenses before custodian fee reduction	1.71%	1.89	%(4)	1.85%	1.70	%(5)	1.62	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.52%	1.44	%(4)	1.47%	1.50	%(5)	1.52	%(5)
Net investment income	3.68%	3.45%		3.62%	3.76%		4.00%
Portfolio Turnover of the Portfolio(7)	—	—		—	—		16%
Portfolio Turnover of the Fund	8%	14%		19%	15%		—

(1)  Computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Total return reflects an increase of 0.15% due to a change in the timing of payment and reinvestment of distributions.

(4)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to 0.01% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(5)  Includes the Fund's share of the corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Rhode Island Fund — Class C
	Year Ended September 30,			Period Ended
	2008	2007		September 30, 2006(1)
Net asset value — Beginning of period	$9.870	$10.090		$10.040
Income (loss) from operations
Net investment income(2)	$0.347	$0.344		$0.173
Net realized and unrealized gain (loss)	(1.296)	(0.223)		0.065
Total income (loss) from operations	$(0.949)	$0.121		$0.238
Less distributions
From net investment income	$(0.341)	$(0.341)		$(0.188)
Total distributions	$(0.341)	$(0.341)		$(0.188)
Net asset value — End of period	$8.580	$9.870		$10.090
Total Return(3)	(9.85)%	1.20%		2.40	%(8)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$3,435	$3,281		$428
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.54%	1.48	%(4)	1.50	%(5)
Interest and fee expense(6)	0.17%	0.40%		0.35	%(5)
Total expeneses before custodian fee reduction	1.71%	1.88	%(4)	1.85	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.52%	1.44	%(4)	1.47	%(5)
Net investment income	3.66%	3.45%		3.23	%(5)
Portfolio Turnover	8%	14%		19	%(7)

(1)  For the period from the start of business, March 20, 2006, to September 30, 2006.

(2)  Computed using average shares outstanding.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to 0.01% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(5)  Annualized.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(7)  For the Fund's year ended September 30, 2006.

(8)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	West Virginia Fund — Class A
	Year Ended September 30,
	2008	2007		2006	2005		2004
Net asset value — Beginning of year	$9.690	$9.870		$9.750	$9.810		$9.880
Income (loss) from operations
Net investment income(1)	$0.405	$0.402		$0.415	$0.434		$0.462
Net realized and unrealized gain (loss)	(1.485)	(0.181)		0.110	(0.053)		(0.081)
Total income (loss) from operations	$(1.080)	$0.221		$0.525	$0.381		$0.381
Less distributions
From net investment income	$(0.400)	$(0.401)		$(0.405)	$(0.441)		$(0.451)
Total distributions	$(0.400)	$(0.401)		$(0.405)	$(0.441)		$(0.451)
Net asset value — End of year	$8.210	$9.690		$9.870	$9.750		$9.810
Total Return(2)	(11.46)%	2.26%		5.53%	3.95%		3.94%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$24,379	$25,703		$22,812	$21,249		$18,670
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.79%	0.75	%(3)	0.75%	0.79	%(4)	0.79	%(4)
Interest and fee expense(5)	0.14%	0.25%		0.18%	0.06	%(4)	0.03	%(4)
Total expenses before custodian fee reduction	0.93%	1.00	%(3)	0.93%	0.85	%(4)	0.82	%(4)
Expenses after custodian fee reduction excluding interest and fees	0.77%	0.71	%(3)	0.72%	0.78	%(4)	0.78	%(4)
Net investment income	4.40%	4.10%		4.26%	4.42%		4.73%
Portfolio Turnover of the Portfolio(6)	—	—		—	—		12%
Portfolio Turnover of the Fund	15%	31%		20%	21%		—

(1)  Computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to 0.01% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(4)  Includes the Fund's share of the corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	West Virginia Fund — Class B
	Year Ended September 30,
	2008	2007		2006	2005		2004
Net asset value — Beginning of year	$9.870	$10.060		$9.930	$10.000		$10.080
Income (loss) from operations
Net investment income(1)	$0.345	$0.335		$0.350	$0.378		$0.395
Net realized and unrealized gain (loss)	(1.513)	(0.191)		0.118	(0.073)		(0.087)
Total income (loss) from operations	$(1.168)	$0.144		$0.468	$0.305		$0.308
Less distributions
From net investment income	$(0.332)	$(0.334)		$(0.338)	$(0.375)		$(0.388)
Total distributions	$(0.332)	$(0.334)		$(0.338)	$(0.375)		$(0.388)
Net asset value — End of year	$8.370	$9.870		$10.060	$9.930		$10.000
Total Return(2)	(12.10)%	1.43%		4.82%	3.26	%(3)	3.09%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$4,406	$6,049		$7,002	$8,287		$8,550
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.54%	1.49	%(4)	1.50%	1.54	%(5)	1.55	%(5)
Interest and fee expense(6)	0.14%	0.25%		0.18%	0.06	%(5)	0.03	%(5)
Total expenses before custodian fee reduction	1.68%	1.74	%(4)	1.68%	1.60	%(5)	1.58	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.52%	1.46	%(4)	1.47%	1.53	%(5)	1.54	%(5)
Net investment income	3.67%	3.35%		3.53%	3.78%		3.91%
Portfolio Turnover of the Portfolio(7)	—	—		—	—		12%
Portfolio Turnover of the Fund	15%	31%		20%	21%		—

(1)  Computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Total return reflects an increase of 0.16% due to a change in the timing of the payment and reinvestment of distributions.

(4)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to 0.01% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(5)  Includes the Fund's share of the corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	West Virginia Fund — Class C
	Period Ended September 30, 2008(1)
Net asset value — Beginning of period	$9.700
Income (loss) from operations
Net investment income(2)	$0.280
Net realized and unrealized gain (loss)	(1.316)
Total income (loss) from operations	$(1.036)
Less distributions
From net investment income	$(0.274)
Total distributions	$(0.274)
Net asset value — End of period	$8.390
Total Return(3)	(10.99	)%(7)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$527
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.55	%(4)
Interest and fee expense(5)	0.14	%(4)
Total expeneses before custodian fee reduction	1.69	%(4)
Expenses after custodian fee reduction excluding interest and fees	1.53	%(4)
Net investment income	3.71	%(4)
Portfolio Turnover	15	%(6)

(1)  For the period from start of business, December 4, 2007, to September 30, 2008.

(2)  Computed using average shares outstanding.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Annualized.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(6)  For the Fund's year ended September 30, 2008.

(7)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2008

NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies

Eaton Vance Municipals Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of twenty-eight funds, eight of which, each non-diversified, are included in these financial statements. They include Eaton Vance California Municipals Fund (California Fund), Eaton Vance Florida Plus Municipals Fund (formerly, Eaton Vance Florida Municipals Fund) (Florida Plus Fund), Eaton Vance Massachusetts Municipals Fund (Massachusetts Fund), Eaton Vance Mississippi Municipals Fund (Mississippi Fund), Eaton Vance New York Municipals Fund (New York Fund), Eaton Vance Ohio Municipals Fund (Ohio Fund), Eaton Vance Rhode Island Municipals Fund (Rhode Island Fund) and Eaton Vance West Virginia Municipals Fund (West Virginia Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds seek to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The Florida Plus Fund, Mississippi Fund, Ohio Fund, Rhode Island Fund and West Virginia Fund offer three classes of shares. The California Fund, Massachusetts Fund and New York Fund offer four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares of each Fund automatically convert to Class A shares eight years after their purchase as described in each Fund's prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class's paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Municipal bonds and taxable obligations, if any, are generally valued on the basis of valuations furnished by a pricing vendor, as derived from such vendor's pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Financial futures contracts and options on financial futures contracts listed on commodity exchanges are valued based on the closing price on the primary exchange on which such contracts trade. Interest rate swaps are normally valued using valuations provided by a pricing vendor. Such vendor valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap curves provided by electronic data services or by broker/dealers. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates market value. Investments for which valuations or market quotations are not readily available, and investments for which the price of a security is not believed to represent its fair market value, are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

At September 30, 2008, the following Funds, for federal income tax purposes, had capital loss carryforwards

Eaton Vance Municipals Funds as of September 30, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

which will reduce each Fund's taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryforwards are as follows:

Fund	Amount	Expiration Date
California	$658,740	September 30, 2016

Florida Plus	1,228,966	September 30, 2013

Massachusetts	856,779	September 30, 2010

	1,430,573	September 30, 2011

	355,911	September 30, 2012

	1,751,809	September 30, 2013

	440,164	September 30, 2015

	91,224	September 30, 2016

Mississippi	178,181	September 30, 2013

New York	108,787	September 30, 2015

	2,215,774	September 30, 2016

Ohio	5,839,721	September 30, 2011

	1,709,089	September 30, 2013

	240,163	September 30, 2016

Rhode Island	384,825	September 30, 2013

	71,778	September 30, 2016

West Virginia	529,815	September 30, 2013

	33,749	September 30, 2016

During the year ended September 30, 2008, capital loss carryforwards of $2,951,093 and $20,135 were utilized to offset net realized gains by the Florida Plus Fund and Mississippi Fund, respectively.

Additionally, at September 30, 2008, the California Fund, Massachusetts Fund, Mississippi Fund, New York Fund, Ohio Fund, Rhode Island and West Virginia Fund had net capital losses of $6,350,688, $11,921,921, $123,229, $6,686,305, $4,726,863, $972,642 and $764,838 attributable to security transactions incurred after October 31, 2007. These net capital losses are treated as arising on the first day of the Funds' taxable year ending September 30, 2009.

As of September 30, 2008, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.

Each of the Funds' federal tax returns filed in the 3-year period ended September 30, 2008 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the respective custodian agreements, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund's custodian fees are reported as a reduction of expenses in the Statements of Operations.

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

Eaton Vance Municipals Funds as of September 30, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

I  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in inverse floating rate securities, also referred to as tender option bonds (TOBs), whereby a Fund may sell a fixed rate bond to a broker for cash. At the same time, the Fund buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker, often referred to as an inverse floating rate obligation (Inverse Floater). The broker deposits a fixed rate bond into the SPV with the same CUSIP number as the fixed rate bond sold to the broker by the Fund, and which may have been, but is not required to be, the fixed rate bond purchased from the Fund (the Fixed Rate Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The Funds may enter into shortfall and forbearance agreements with the broker by which a Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Fixed Rate Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Inverse Floater held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to tender their notes at par, and (2) to have the broker transfer the Fixed Rate Bond held by the SPV to the Fund, thereby collapsing the SPV. Pursuant to Financial Accounting Standards Board (FASB) Statement No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities" (FAS 140), the Funds account for the transaction described above as a secured borrowing by including the Fixed Rate Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption "Payable for floating rate notes issued" in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Interest expense related to the Funds' liability with respect to Floating Rate Notes is recorded as incurred. At September 30, 2008, the amounts of the Funds' Floating Rate Notes and related interest rates and collateral were as follows:

Fund	Floating Rate Notes Outstanding	Interest Rate or Range of Interest Rates		Collateral for Floating Rate Notes Outstanding
California	$22,630,000	5.34	% – 7.50%	$30,457,120
Florida Plus	15,150,000	5.81	% – 7.44%	22,885,646
Massachusetts	29,965,000	5.99	% – 7.47%	38,214,662
Mississippi	365,000	6.55	% – 7.50%	572,510

Fund	Floating Rate Notes Outstanding	Interest Rate or Range of Interest Rates		Collateral for Floating Rate Notes Outstanding
New York	$53,230,000	5.77	% – 7.48%	$69,751,345
Ohio	18,245,000	6.06	% – 7.48%	25,215,114
Rhode Island	3,420,000	6.06	% – 7.50%	4,932,281
West Virginia	855,000	6.06	% – 7.50%	1,151,713

The Funds' investment policies and restrictions expressly permit investments in Inverse Floaters. Inverse floating rate securities typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of inverse floating rate securities are generally more volatile than that of a fixed rate bond. The Funds' investment policies do not allow the Funds to borrow money for purposes of making investments. Management believes that the Funds' restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds' Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds' restrictions apply. Inverse Floaters held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

J  Financial Futures Contracts — The Funds may enter into financial futures contracts. The Funds' investment in financial futures contracts is designed for hedging against changes in interest rates or as a substitute for the purchase of securities. Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. In entering such contracts, the Fund bears the risk if the counterparties do not perform under the contracts' terms.

Eaton Vance Municipals Funds as of September 30, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

K  Interest Rate Swaps — The Funds may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates, or as substitution for the purchase or sale of securities. Pursuant to these agreements, a Fund makes periodic payments at a fixed interest rate and, in exchange, receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. A Fund is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

L  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

M  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of a Fund is the amount included in the Fund's Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments.

2  Distributions to Shareholders

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gain (reduced by available capital loss carryforwards, if any), are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

The tax character of distributions declared for the years ended September 30, 2008 and September 30, 2007 was as follows:

Year Ended September 30, 2008	California Fund	Florida Plus Fund	Massachusetts Fund	Mississippi Fund
Distributions declared from:
Tax-exempt income	$12,007,361	$10,014,214	$13,335,827	$725,309
Ordinary income	$618	$119,327	$—	$10,535
Long-term capital gains	$1,214,072	$—	$—	$—
Year Ended September 30, 2008	New York Fund	Ohio Fund	Rhode Island Fund	West Virginia Fund
Distributions declared from:
Tax-exempt income	$18,866,742	$13,531,605	$2,424,379	$1,359,375
Ordinary income	$170,825	$27,477	$—	$4
Year Ended September 30, 2007	California Fund	Florida Plus Fund	Massachusetts Fund	Mississippi Fund
Distributions declared from:
Tax-exempt income	$11,105,078	$11,096,447	$12,342,720	$744,103
Ordinary income	$77,788	$560	$2,855	$5,772
Long-term capital gains	$4,013,167	$—	$—	$—

Eaton Vance Municipals Funds as of September 30, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

Year Ended September 30, 2007	New York Fund	Ohio Fund	Rhode Island Fund	West Virginia Fund
Distributions declared from:
Tax-exempt income	$18,685,280	$11,439,718	$2,420,132	$1,230,659
Ordinary income	$—	$106,473	$—	$—
Long-term capital gains	$1,982,319	$—	$—	$—
Short-term capital gains	$137,809	$—	$—	$—

During the year ended September 30, 2008, the following amounts were reclassified due to differences between book and tax accounting, primarily for accretion of market discount and the tax treatment of distributions in excess of net tax-exempt income.

	California Fund	Florida Plus Fund	Massachusetts Fund	Mississippi Fund
Increase (decrease):
Paid-in capital	$—	$—	$—	$(7,834)
Accumulated net realized gain (loss)	$143,070	$(67,685)	$99,237	$(983)
Accumulated undistributed net investment income	$(143,070)	$67,685	$(99,237)	$8,817
	New York Fund	Ohio Fund	Rhode Island Fund	West Virginia Fund
Increase (decrease):
Accumulated net realized gain (loss)	$(39,293)	$19,482	$11,851	$28,083
Accumulated undistributed net investment income	$39,293	$(19,482)	$(11,851)	$(28,083)

These reclassifications had no effect on the net assets or net value per share of the Funds.

As of September 30, 2008, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

	California Fund	Florida Plus Fund	Massachusetts Fund	Mississippi Fund
Undistributed income	$296,641	$1,373,471	$672,052	$—
Capital loss carryforward and post October losses	$(7,009,428)	$(1,228,966)	$(16,848,381)	$(301,410)
Net unrealized depreciation	$(16,186,791)	$(20,877,506)	$(25,874,966)	$(746,501)
Other temporary differences	$(410,907)	$(339,471)	$(493,952)	$(21,381)
	New York Fund	Ohio Fund	Rhode Island Fund	West Virginia Fund
Undistributed income	$849,141	$378,649	$47,887	$4,245
Capital loss carryforward and post October losses	$(9,010,866)	$(12,515,836)	$(1,429,245)	$(1,328,402)
Net unrealized depreciation	$(35,416,333)	$(28,599,722)	$(5,075,358)	$(3,470,233)
Other temporary differences	$(526,822)	$(456,417)	$(85,344)	$(46,187)

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to wash sales, tax straddle accounting, the timing of recognizing distributions to shareholders, futures contracts, accretion of market discount, inverse floaters and swap contracts.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table (except for California Fund) and is payable monthly.

Eaton Vance Municipals Funds as of September 30, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

Daily Net Assets	Annual Asset Rate	Daily Income Rate
Up to $20 million	0.10%	1.00%

$20 million up to $40 million	0.20%	2.00%

$40 million up to $500 million	0.30%	3.00%

On average daily net assets of $500 million or more, the rates are further reduced. For California Fund, the annual asset rate and daily income rate are 0.30% and 3.00%, respectively, on average daily net assets of up to $500 million and at reduced rates as daily net assets exceed that level.

For the year ended September 30, 2008, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

Fund	Investment Adviser Fee	Effective Annual Rate
California	$1,260,871	0.46%
Florida Plus	903,182	0.42
Massachusetts	1,316,489	0.43
Mississippi	26,681	0.15
New York	1,885,163	0.45
Ohio	1,413,116	0.42
Rhode Island	174,304	0.30
West Virginia	67,432	0.21

EVM serves as administrator of each Fund, but receives no compensation. EVM serves as the sub-transfer agent of each Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. Eaton Vance Distributors, Inc. (EVD), the Funds' principal underwriter and an affiliate of EVM, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM and Class A sales charges that the Funds were informed were received by EVD for the year ended September 30, 2008 were as follows:

Fund	EVM's Sub-Transfer Agent Fees	EVD's Class A Sales Charges
California	$4,687	$22,523
Florida Plus	4,580	7,322
Massachusetts	6,634	22,735
Mississippi	496	1,025

Fund	EVM's Sub-Transfer Agent Fees	EVD's Class A Sales Charges
New York	$8,909	$35,157
Ohio	7,586	58,179
Rhode Island	1,479	8,599
West Virginia	959	6,648

Except for Trustees of the Funds who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended September 30, 2008, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20% (0.25% for California Fund) per annum of each Fund's average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the year ended September 30, 2008 for Class A shares amounted to the following:

Fund	Class A Distribution and Service Fees
California	$629,001
Florida Plus	376,666
Massachusetts	469,631
Mississippi	30,158
New York	755,663
Ohio	547,182
Rhode Island	84,893
West Virginia	53,475

Eaton Vance Municipals Funds as of September 30, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

Each Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require each Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the respective Funds. Each Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by each Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. Such payments were discontinued during portions of the year ended September 30, 2008 with respect to Class B of the Ohio Fund. For the year ended September 30, 2008, the Funds paid or accrued to EVD the following distribution fees, representing 0.75% (0.59% for Class B of the Ohio Fund) of the average daily net assets of each Fund's Class B and Class C shares:

Fund	Class B Distribution Fees	Class C Distribution Fees
California	$26,424	$114,140
Florida Plus	160,587	28,368
Massachusetts	263,564	140,305
Mississippi	18,012	738
New York	85,969	257,037
Ohio	156,073	248,143
Rhode Island	92,715	25,908
West Virginia	40,662	1,363

At September 30, 2008, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately as follows:

Fund	Class B	Class C
California	$38,000	$963,000
Florida Plus	494,000	254,000
Massachusetts	205,000	1,548,000
Mississippi	499,000	82,000
New York	335,000	2,451,000

Fund	Class B	Class C
Ohio	$—	$2,599,000
Rhode Island	1,020,000	324,000
West Virginia	544,000	34,000

The Class B and Class C Plans also authorize the Funds to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.20% (0.25% for California Fund) per annum of each Fund's average daily net assets attributable to Class B and Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the year ended September 30, 2008 amounted to the following:

Fund	Class B Service Fees	Class C Service Fees
California	$8,639	$38,077
Florida Plus	42,823	7,565
Massachusetts	69,949	37,746
Mississippi	4,803	196
New York	22,925	68,543
Ohio	53,046	66,288
Rhode Island	24,725	6,909
West Virginia	10,844	358

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase) or a 1% or 0.50% CDSC if redeemed within one year or two years, respectively, on purchases through the Eaton Vance Supplemental Retirement Account. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5%

Eaton Vance Municipals Funds as of September 30, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to each Fund. For the year ended September 30, 2008, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A, Class B and Class C shareholders:

Fund	Class A	Class B		Class C
California	$71,700	$6,900		$3,000
Florida Plus	—	56,100		200
Massachusetts	47,400	41,700		13,700
Mississippi	—	4,200		9,900
New York	16,000	38,100		6,600
Ohio	21,000	44,700	*	6,900
Rhode Island	18,800	18,500		1,800
West Virginia	—	8,700		40

*  Includes $15,400 that was paid directly to the Ohio Fund for days when no Uncovered Distributions Charges existed.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the year ended September 30, 2008 were as follows:

Fund	Purchases	Sales
California	$74,305,643	$65,970,611
Florida Plus	121,115,340	188,890,978
Massachusetts	101,737,945	107,575,915
Mississippi	4,040,448	4,711,979
New York	207,812,272	234,764,049
Ohio	104,884,991	103,997,463
Rhode Island	4,785,015	12,916,832
West Virginia	5,564,144	4,879,674

7  Shares of Beneficial Interest

Each Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

California Fund

Class A	Year Ended September 30, 2008	Year Ended September 30, 2007
Sales	5,220,517	6,320,582
Issued to shareholders electing to receive payments of distributions in Fund shares	659,341	816,466
Redemptions	(5,188,449)	(3,617,907)
Exchange from Class B shares	13,119	5,405
Net increase	704,528	3,524,546
Class B	Year Ended September 30, 2008	Year Ended September 30, 2007
Sales	98,168	80,771
Issued to shareholders electing to receive payments of distributions in Fund shares	7,565	11,353
Redemptions	(55,072)	(123,820)
Exchange to Class A shares	(14,175)	(5,842)
Net increase (decrease)	36,486	(37,538)
Class C	Year Ended September 30, 2008	Year Ended September 30, 2007
Sales	1,074,117	769,547
Issued to shareholders electing to receive payments of distributions in Fund shares	31,914	26,830
Redemptions	(425,937)	(109,387)
Net increase	680,094	686,990

Class I	Period Ended September 30, 2008(1)
Sales	11,954
Net increase	11,954

Eaton Vance Municipals Funds as of September 30, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

Florida Plus Fund

Class A	Year Ended September 30, 2008	Year Ended September 30, 2007
Sales	1,286,053	2,063,137
Issued to shareholders electing to receive payments of distributions in Fund shares	519,728	531,195
Redemptions	(4,863,860)	(3,399,643)
Exchange from Class B shares	125,161	397,602
Net decrease	(2,932,918)	(407,709)
Class B	Year Ended September 30, 2008	Year Ended September 30, 2007
Sales	51,627	77,019
Issued to shareholders electing to receive payments of distributions in Fund shares	38,872	46,163
Redemptions	(514,919)	(597,112)
Exchange to Class A shares	(122,104)	(387,879)
Net decrease	(546,524)	(861,809)
Class C	Year Ended September 30, 2008	Year Ended September 30, 2007
Sales	220,559	244,226
Issued to shareholders electing to receive payments of distributions in Fund shares	7,199	3,206
Redemptions	(102,762)	(33,403)
Net increase	124,996	214,029

Massachusetts Fund

Class A	Year Ended September 30, 2008	Year Ended September 30, 2007
Sales	5,897,217	10,627,746
Issued to shareholders electing to receive payments of distributions in Fund shares	683,855	573,319
Redemptions	(7,552,500)	(4,794,400)
Exchange from Class B shares	420,940	328,056
Net increase (decrease)	(550,488)	6,734,721

Class B	Year Ended September 30, 2008	Year Ended September 30, 2007
Sales	152,143	209,906
Issued to shareholders electing to receive payments of distributions in Fund shares	79,716	89,323
Redemptions	(686,781)	(632,614)
Exchange to Class A shares	(420,602)	(328,043)
Net decrease	(875,524)	(661,428)
Class C	Year Ended September 30, 2008	Year Ended September 30, 2007
Sales	1,008,665	1,710,911
Issued to shareholders electing to receive payments of distributions in Fund shares	58,616	32,159
Redemptions	(720,885)	(178,505)
Net increase	346,396	1,564,565
Class I	Year Ended September 30, 2008	Year Ended September 30, 2007
Sales	405,080	557,977
Issued to shareholders electing to receive payments of distributions in Fund shares	28,146	24,293
Redemptions	(575,063)	(162,657)
Net increase (decrease)	(141,837)	419,613

Mississippi Fund

Class A	Year Ended September 30, 2008	Year Ended September 30, 2007
Sales	240,019	179,598
Issued to shareholders electing to receive payments of distributions in Fund shares	42,283	32,600
Redemptions	(251,947)	(342,866)
Exchange from Class B shares	2,964	100,556
Net increase (decrease)	33,319	(30,112)

Eaton Vance Municipals Funds as of September 30, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

Mississippi Fund (continued)

Class B	Year Ended September 30, 2008	Year Ended September 30, 2007
Sales	1,417	15,944
Issued to shareholders electing to receive payments of distributions in Fund shares	4,994	6,178
Redemptions	(41,999)	(66,234)
Exchange to Class A shares	(2,790)	(98,224)
Net decrease	(38,378)	(142,336)

Class C	Period Ended September 30, 2008(2)
Sales	35,631
Issued to shareholders electing to receive payments of distributions in Fund shares	363
Net increase	35,994

New York Fund

Class A	Year Ended September 30, 2008	Year Ended September 30, 2007
Sales	5,931,789	5,983,066
Issued to shareholders electing to receive payments of distributions in Fund shares	1,137,373	1,159,942
Redemptions	(9,590,648)	(5,297,544)
Exchange from Class B shares	44,390	66,596
Net increase (decrease)	(2,477,096)	1,912,060
Class B	Year Ended September 30, 2008	Year Ended September 30, 2007
Sales	282,478	357,406
Issued to shareholders electing to receive payments of distributions in Fund shares	25,764	24,667
Redemptions	(172,850)	(99,087)
Exchange to Class A shares	(43,770)	(66,449)
Net increase	91,622	216,537
Class C	Year Ended September 30, 2008	Year Ended September 30, 2007
Sales	1,417,434	1,995,542
Issued to shareholders electing to receive payments of distributions in Fund shares	81,642	54,744
Redemptions	(801,497)	(349,920)
Net increase	697,579	1,700,366

Class I	Period Ended September 30, 2008(1)
Sales	25,658
Net increase	25,658

Ohio Fund

Class A	Year Ended September 30, 2008	Year Ended September 30, 2007
Sales	6,212,155	12,315,012
Issued to shareholders electing to receive payments of distributions in Fund shares	779,095	625,675
Redemptions	(6,115,039)	(2,943,015)
Exchange from Class B shares	286,336	408,584
Net increase	1,162,547	10,406,256
Class B	Year Ended September 30, 2008	Year Ended September 30, 2007
Sales	274,278	386,530
Issued to shareholders electing to receive payments of distributions in Fund shares	61,104	63,054
Redemptions	(383,224)	(384,207)
Exchange to Class A shares	(286,159)	(408,603)
Net decrease	(334,001)	(343,226)
Class C	Year Ended September 30, 2008	Year Ended September 30, 2007
Sales	1,470,539	2,722,016
Issued to shareholders electing to receive payments of distributions in Fund shares	77,319	48,003
Redemptions	(1,175,394)	(313,379)
Net increase	372,464	2,456,640

Rhode Island Fund

Class A	Year Ended September 30, 2008	Year Ended September 30, 2007
Sales	726,760	1,080,629
Issued to shareholders electing to receive payments of distributions in Fund shares	111,167	104,753
Redemptions	(1,364,044)	(610,471)
Exchange from Class B shares	93,644	288,787
Net increase (decrease)	(432,473)	863,698

Eaton Vance Municipals Funds as of September 30, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

Rhode Island Fund (continued)

Class B	Year Ended September 30, 2008	Year Ended September 30, 2007
Sales	70,249	82,892
Issued to shareholders electing to receive payments of distributions in Fund shares	29,495	34,062
Redemptions	(226,423)	(257,356)
Exchange to Class A shares	(91,505)	(282,319)
Net decrease	(218,184)	(422,721)
Class C	Year Ended September 30, 2008	Year Ended September 30, 2007
Sales	213,957	296,468
Issued to shareholders electing to receive payments of distributions in Fund shares	8,704	3,460
Redemptions	(154,564)	(9,991)
Net increase	68,097	289,937

West Virginia Fund

Class A	Year Ended September 30, 2008	Year Ended September 30, 2007
Sales	534,730	540,963
Issued to shareholders electing to receive payments of distributions in Fund shares	77,996	63,524
Redemptions	(327,600)	(306,467)
Exchange from Class B shares	31,662	44,047
Net increase	316,788	342,067
Class B	Year Ended September 30, 2008	Year Ended September 30, 2007
Sales	18,381	20,491
Issued to shareholders electing to receive payments of distributions in Fund shares	12,928	13,462
Redemptions	(86,523)	(74,169)
Exchange to Class A shares	(31,061)	(43,214)
Net decrease	(86,275)	(83,430)

Class C	Period Ended September 30, 2008(2)
Sales	62,225
Issued to shareholders electing to receive payments of distributions in Fund shares	571
Net increase	62,796

(1)  Class I of the California Fund and New York Fund commenced operations on March 3, 2008.

(2)  Class C of the Mississippi Fund and West Virginia Fund commenced operations on December 4, 2007.

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of each Fund at September 30, 2008, as determined on a federal income tax basis, were as follows:

California Fund
Aggregate Cost	$262,016,929
Gross unrealized appreciation	$7,567,566
Gross unrealized depreciation	(23,872,144)
Net unrealized depreciation	$(16,304,578)
Florida Plus Fund
Aggregate Cost	$187,630,759
Gross unrealized appreciation	$584,862
Gross unrealized depreciation	(21,549,513)
Net unrealized depreciation	$(20,964,651)
Massachusetts Fund
Aggregate Cost	$286,883,139
Gross unrealized appreciation	$6,184,234
Gross unrealized depreciation	(32,190,183)
Net unrealized depreciation	$(26,005,949)

Eaton Vance Municipals Funds as of September 30, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

Mississippi Fund
Aggregate Cost	$16,239,818
Gross unrealized appreciation	$544,542
Gross unrealized depreciation	(1,294,795)
Net unrealized depreciation	$(750,253)
New York Fund
Aggregate Cost	$387,587,407
Gross unrealized appreciation	$7,925,075
Gross unrealized depreciation	(43,536,642)
Net unrealized depreciation	$(35,611,567)
Ohio Fund
Aggregate Cost	$328,177,108
Gross unrealized appreciation	$3,170,655
Gross unrealized depreciation	(31,794,294)
Net unrealized depreciation	$(28,623,639)
Rhode Island Fund
Aggregate Cost	$53,643,612
Gross unrealized appreciation	$667,938
Gross unrealized depreciation	(5,770,330)
Net unrealized depreciation	$(5,102,392)
West Virginia Fund
Aggregate Cost	$32,166,883
Gross unrealized appreciation	$369,700
Gross unrealized depreciation	(3,853,938)
Net unrealized depreciation	$(3,484,238)

9  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At

September 30, 2008, the California Fund, Florida Plus Fund, Massachusetts Fund and New York Fund had a balance outstanding pursuant to this line of credit of $9,000,000, $5,600,000, $800,000 and $2,800,000, respectively, at an interest rate of 2.185%.

The Funds' average borrowings or allocated fees during the year ended September 30, 2008 were not significant.

10  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at September 30, 2008 is as follows:

Futures Contracts

Fund	Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
California	12/08	311 U.S. Treasury Bond	Short	$(36,590,005)	$(36,440,453)	$149,552
Florida Plus	12/08	243 U.S. Treasury Bond	Short	$(28,589,617)	$(28,472,766)	$116,851
Massachusetts	12/08	600 U.S. Treasury Bond	Short	$(70,647,900)	$(70,303,131)	$344,769
Mississippi	12/08	17 U.S. Treasury Bond	Short	$(2,000,097)	$(1,991,922)	$8,175
New York	12/08	728 U.S. Treasury Bond	Short	$(85,651,203)	$(85,301,124)	$350,079
Ohio	12/08	467 U.S. Treasury Bond	Short	$(54,992,941)	$(54,719,267)	$273,674
Rhode Island	12/08	20 U.S. Treasury Bond	Short	$(2,354,930)	$(2,343,438)	$11,492
West Virginia	12/08	70 U.S. Treasury Bond	Short	$(8,226,375)	$(8,202,032)	$24,343

Eaton Vance Municipals Funds as of September 30, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

Interest Rate Swaps

California Fund

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Appreciation
JPMorgan			3-month	September 14, 2009/
Chase Co.	$5,587,500	4.743%	USD-LIBOR-BBA	September 14, 2039	$34,829
Merrill Lynch
Capital			3-month	April 1, 2009/
Services, Inc.	$10,425,000	4.682%	USD-LIBOR-BBA	April 1, 2039	$57,986
Morgan Stanley
Capital			3-month	June 11, 2009/
Services, Inc.	$3,650,000	4.691%	USD-LIBOR-BBA	June 11, 2039	$24,972
					$117,787

Florida Plus Fund

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Appreciation
JPMorgan			3-month	September 14, 2009/
Chase Co.	$5,012,500	4.743%	USD-LIBOR-BMA	September 14, 2039	$31,245
Merrill Lynch
Capital			3-month	April 1, 2009/
Services, Inc.	$10,050,000	4.682%	USD-LIBOR-BBA	April 1, 2039	$55,900
					$87,145

Massachusetts Fund

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Appreciation
JPMorgan			3-month	September 14, 2009/
Chase Co.	$6,237,500	4.743%	USD-LIBOR-BMA	September 14, 2039	$38,881
Merrill Lynch
Capital			3-month	April 1, 2009/
Services, Inc.	$11,700,000	4.682%	USD-LIBOR-BBA	April 1, 2039	$65,077
Morgan Stanley
Capital			3-month	June 11, 2009/
Services, Inc.	$3,950,000	4.691%	USD-LIBOR-BBA	June 11, 2039	$27,025
					$130,983

Mississippi Fund

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Appreciation
JPMorgan			3-month	September 14, 2009/
Chase Co.	$300,000	4.743%	USD-LIBOR-BBA	September 14, 2039	$1,870
Morgan Stanley
Capital			3-month	June 11, 2009/
Services, Inc.	$275,000	4.691%	USD-LIBOR-BBA	June 11, 2039	$1,882
					$3,752

New York Fund

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Appreciation
JPMorgan			3-month	September 14, 2009/
Chase Co.	$8,900,000	4.743%	USD-LIBOR-BMA	September 14, 2039	$55,477
Merrill Lynch
Capital			3-month	April 1, 2009/
Services, Inc.	$17,500,000	4.682%	USD-LIBOR-BBA	April 1, 2039	$97,338
Morgan Stanley
Capital			3-month	June 11, 2009/
Services, Inc.	$6,200,000	4.691%	USD-LIBOR-BBA	June 11, 2039	$42,419
					$195,234

Ohio Fund

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Appreciation
Merril Lynch
Capital			3-month	April 1, 2009/
Services, Inc.	$4,300,000	4.682%	USD-LIBOR-BBA	April 1, 2039	$23,917
					$23,917

Rhode Island Fund

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Appreciation
JPMorgan			3-month	September 14, 2009/
Chase Co.	$1,262,500	4.743%	USD-LIBOR-BBA	September 14, 2039	$7,870
Merrill Lynch
Capital			3-month	April 1, 2009/
Services, Inc.	$2,400,000	4.682%	USD-LIBOR-BBA	April 1, 2039	$13,349
Morgan Stanley
Capital			3-month	June 11, 2009/
Services, Inc.	$850,000	4.691%	USD-LIBOR-BBA	June 11, 2039	$5,815
					$27,034

West Virginia Fund

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Appreciation
JPMorgan			3-month	September 14, 2009/
Chase Co.	$637,500	4.743%	USD-LIBOR-BBA	September 14, 2039	$3,974
Merrill Lynch
Capital			3-month	April 1, 2009/
Services, Inc.	$1,250,000	4.682%	USD-LIBOR-BBA	April 1, 2039	$6,952
Morgan Stanley
Capital			3-month	June 11, 2009/
Services, Inc.	$450,000	4.691%	USD-LIBOR-BBA	June 11, 2039	$3,079
					$14,005

Eaton Vance Municipals Funds as of September 30, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

The effective date represents the date on which a Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At September 30, 2008, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

11  Recently Issued Accounting Pronouncements

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with accounting principles generally accepted in the United States of America and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of September 30, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements on changes in net assets for the period.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (FAS 161), "Disclosures about Derivative Instruments and Hedging Activities". FAS 161 requires enhanced disclosures about an entity's derivative and hedging activities, including qualitative disclosures about the objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative instruments. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Funds' financial statement disclosures.

12  Plan of Reorganization

In June 2008, the Trustees of the Trust approved a Plan of Reorganization for the Florida Plus Fund which provides for a transfer of all its assets to and assumption of all its liabilities by the Eaton Vance National Municipals Fund (National Fund) in exchange for the issuance of shares of the National Fund. The Plan of Reorganization was appoved by the shareholders of the Florida Plus Fund on October 31, 2008. The transaction is expected to occur on or about November 21, 2008.

Eaton Vance Municipals Funds as of September 30, 2008

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of Eaton Vance Municipals Trust and Shareholders of Eaton Vance California Municipals Fund, Eaton Vance Florida Plus Municipals Fund (formerly, Eaton Vance Florida Municipals Fund), Eaton Vance Massachusetts Municipals Fund, Eaton Vance Mississippi Municipals Fund, Eaton Vance New York Municipals Fund, Eaton Vance Ohio Municipals Fund, Eaton Vance Rhode Island Municipals Fund and Eaton Vance West Virginia Municipals Fund:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Eaton Vance California Municipals Fund, Eaton Vance Florida Plus Municipals Fund (formerly, Eaton Vance Florida Municipals Fund), Eaton Vance Massachusetts Municipals Fund, Eaton Vance Mississippi Municipals Fund, Eaton Vance New York Municipals Fund, Eaton Vance Ohio Municipals Fund, Eaton Vance Rhode Island Municipals Fund and Eaton Vance West Virginia Municipals Fund (collectively, the "Funds") (certain of the funds constituting Eaton Vance Municipals Trust) as of September 30, 2008, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the periods presented and the statements of cash flows of Eaton Vance Florida Plus Municipals Fund, Eaton Vance New York Municipals Fund and Eaton Vance Rhode Island Municipals Fund for the year then ended. These financial statements and financial highlights are the responsibility of each Funds' management. Our responsibility is to express an opinion on the financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned at September 30, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance California Municipals Fund, Eaton Vance Florida Plus Municipals Fund, Eaton Vance Massachusetts Municipals Fund, Eaton Vance Mississippi Municipals Fund, Eaton Vance New York Municipals Fund, Eaton Vance Ohio Municipals Fund, Eaton Vance Rhode Island Municipals Fund and Eaton Vance West Virginia Municipals Fund as of September 30, 2008, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, their financial highlights for each of the periods presented and the cash flows of Eaton Vance Florida Plus Municipals Fund, Eaton Vance New York Municipals Fund and Eaton Vance Rhode Island Municipals Fund for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 17, 2008

Eaton Vance Municipals Funds as of September 30, 2008

FEDERAL TAX INFORMATION (Unaudited)

The Form 1099-DIV you receive in January 2009 will show the tax status of all distributions paid to your account in calendar 2008. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of a Fund's fiscal year end regarding exempt-interest dividends and capital gain dividends.

Exempt-Interest Dividends — The Funds designate the following amounts of dividends from net investment income as an exempt-interest dividend.

Eaton Vance California Municipals Fund	100.00%
Eaton Vance Florida Plus Municipals Fund	98.82%
Eaton Vance Massachusetts Municipals Fund	100.00%
Eaton Vance Mississippi Municipals Fund	98.57%
Eaton Vance New York Municipals Fund	99.10%
Eaton Vance Ohio Municipals Fund	99.80%
Eaton Vance Rhode Island Municipals Fund	100.00%
Eaton Vance West Virginia Municipals Fund	100.00%

Capital Gain Dividends — The Eaton Vance California Municipals Fund designates $1,223,935 as a capital gain dividend.

Eaton Vance Municipals Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 21, 2008, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2008. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

Eaton Vance Municipals Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2008, the Board met eleven times and the Contract Review Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, seven and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective. The Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee are newly established and did not meet during the twelve-month period ended April 30, 2008.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreements of the following funds:

•  Eaton Vance California Municipals Fund

•  Eaton Vance Florida Plus Municipals Fund

•  Eaton Vance Massachusetts Municipals Fund

•  Eaton Vance Mississippi Municipals Fund

•  Eaton Vance New York Municipals Fund

•  Eaton Vance Ohio Municipals Fund

•  Eaton Vance Rhode Island Municipals Fund

•  Eaton Vance West Virginia Municipals Fund

(the "Funds"), each with Boston Management and Research (the "Adviser"), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds, and recent changes in the identity of such personnel. In particular, the Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. Specifically, the Board considered the Adviser's large municipal bond team, which includes portfolio managers and credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to each Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio

Eaton Vance Municipals Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission.

The Board also considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the respective investment advisory agreement.

Fund Performance

The Board compared each Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2007 for each Fund in operation over such periods. On the basis of the foregoing and other relevant information, the Board concluded that the performance of each Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by each Fund (referred to as "management fees"). As part of its review, the Board considered each Fund's management fee and total expense ratio for the year ended September 30, 2007, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered that the Adviser had waived fees and/or paid expenses for each Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to each Fund that the management fee charged to the Fund for advisory and related services and the total expense ratio of the Fund are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and, if applicable, its affiliates in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationship with the Funds.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and each Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of each Fund, the structure of each advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance Municipals Funds

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Municipals Trust (the Trust) are responsible for the overall management and supervision of the Trust's affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Funds' principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

Name and Date of Birth	Position(s) with the Trust	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Interested Trustee

Thomas E. Faust Jr. 5/31/58	Trustee	Since 2007	Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or Officer of 173 registered investment companies and 5 private investment companies managed by EVM or BMR. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC, and EV, which are affiliates of the Trust.	177	Director of EVC

Name and Date of Birth	Position(s) with the Trust	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Noninterested Trustees

Benjamin C. Esty 1/2/63	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration, Harvard University Graduate School of Business Administration.	173	None

Allen R. Freedman 4/3/40	Trustee	Since 2007	Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Formerly, Chairman and a Director of Indus International Inc. (provider of enterprise management software to the power generating industry) (2005-2007).	173	Director of Assurant, Inc. (insurance provider) and Stonemor Partners L.P. (owner and operator of cemeteries)

William H. Park 9/19/47	Trustee	Since 2003	Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (since 2006). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005).	173	None

Ronald A. Pearlman 7/10/40	Trustee	Since 2003	Professor of Law, Georgetown University Law Center.	173	None

Eaton Vance Municipals Funds

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Trust	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Noninterested Trustees (continued)

Heidi L. Steiger 7/8/53	Trustee	Since 2007	Managing Partner, Topridge Associates LLC (global wealth management firm) (since 2008); Senior Adviser (since 2008), President, (2005-2008), Lowenhaupt Global Advisors, LLC (global wealth management firm). Formerly, President and Contributing Editor, Worth Magazine (2004-2005). Formerly, Executive Vice President and Global Head of Private Asset Management (and various other positions), Neuberger Berman (investment firm) (1986-2004).	173	Director of Nuclear Electric Insurance Ltd. (nuclear insurance provider) and Aviva USA (insurance provider)

Lynn A. Stout 9/14/57	Trustee	Since 1998	Paul Hastings Professor of Corporate and Securities Law (since 2006) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.	173	None

Ralph F. Verni 1/26/43	Chairman of Board and Trustee	Chairman of Board since 2007 and Trustee since 2005	Consultant and private investor.	173	None

Principal Officers who are not Trustees

Name and Date of Birth	Position(s) with the Trust	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
Robert B. MacIntosh 1/22/57	President	Since 2005	Vice President of EVM and BMR. Officer of 90 registered investment companies managed by EVM or BMR.

William H. Ahern, Jr. 7/28/59	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 75 registered investment companies managed by EVM or BMR.

Craig R. Brandon 12/21/66	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 44 registered investment companies managed by EVM or BMR.

Cynthia J. Clemson 3/2/63	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 90 registered investment companies managed by EVM or BMR.

Thomas M. Metzold 8/3/58	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 43 registered investment companies managed by EVM or BMR.

Adam A. Weigold 3/22/75	Vice President	Since 2007	Vice President of EVM and BMR. Officer of 71 registered investment companies managed by EVM or BMR.

Barbara E. Campbell 6/19/57	Treasurer	Since 2005	Vice President of EVM and BMR. Officer of 173 registered investment companies managed by EVM or BMR.

Maureen A. Gemma 5/24/60	Secretary and Chief Legal Officer	Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR. Officer of 173 registered investment companies managed by EVM or BMR.

Paul M. O'Neil 7/11/53	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 173 registered investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

The SAI for the Funds includes additional information about the Trustees and officers of the Funds and can be obtained without charge on Eaton Vance's website at www.eatonvance.com or by calling 1-800-262-1122.

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Investment Adviser
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Fund Administrator
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
1-800-262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP

200 Berkeley Street
Boston, MA 02116-5022

Eaton Vance Municipals Trust
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully a Fund's investment objective(s), risks, and charges and expenses. The Funds' current prospectus contains this and other information about the Funds and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

438-11/08  MUNISRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).

Item 4. Principal Accountant Fees and Services

Eaton Vance National Municipals Fund, Eaton Vance California Municipals Fund, Eaton Vance Florida Plus Municipals Fund, Eaton Vance Massachusetts Municipals Fund, Eaton Vance Mississippi Municipals Fund, Eaton Vance New York Municipals Fund, Eaton Vance Ohio Municipals Fund, Eaton Vance Rhode Island Municipals Fund, Eaton Vance West Virginia Municipals Fund (the “Fund(s)”) are series of Eaton Vance Municipals Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 28 series (the “Series”).  The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

The following tables present the aggregate fees billed to each Fund for the Fund’s respective fiscal years ended September 30, 2007 and September 30, 2008 by the Fund’s principal accountant for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

Eaton Vance National Municipals Fund

Fiscal Years Ended	9/30/07	9/30/08

Audit Fees	$67,290	$68,405

Audit-Related Fees(1)	0	0

Tax Fees(2)	7,483	7,750

All Other Fees(3)	0	0

Total	$74,773	$76,155

Eaton Vance California Municipals Fund

Fiscal Years Ended	9/30/07	9/30/08

Audit Fees	$46,340	$47,715

Audit-Related Fees(1)	0	0

Tax Fees(2)	7,483	7,750

All Other Fees(3)	0	0

Total	$53,823	$55,465

Eaton Vance Florida Plus Municipals Fund

Fiscal Years Ended	9/30/07	9/30/08

Audit Fees	$47,140	$46,510

Audit-Related Fees(1)	0	0

Tax Fees(2)	7,483	7,750

All Other Fees(3)	0	0

Total	$54,623	$54,260

Eaton Vance Massachusetts Municipals Fund

Fiscal Years Ended	9/30/07	9/30/08

Audit Fees	$47,040	$47,445

Audit-Related Fees(1)	0	0

Tax Fees(2)	7,483	7,750

All Other Fees(3)	0	0

Total	$54,523	$55,195

Eaton Vance Mississippi Municipals Fund

Fiscal Years Ended	9/30/07	9/30/08

Audit Fees	$22,870	$22,425

Audit-Related Fees(1)	0	0

Tax Fees(2)	7,483	7,750

All Other Fees(3)	0	0

Total	$30,353	$30,175

Eaton Vance New York Municipals Fund

Fiscal Years Ended	9/30/07	9/30/08

Audit Fees	$46,390	$47,765

Audit-Related Fees(1)	0	0

Tax Fees(2)	7,483	7,750

All Other Fees(3)	0	0

Total	$53,873	$55,515

Eaton Vance Ohio Municipals Fund

Fiscal Years Ended	9/30/07	9/30/08

Audit Fees	$33,260	$33,175

Audit-Related Fees(1)	0	0

Tax Fees(2)	7,483	7,750

All Other Fees(3)	0	0

Total	$40,743	$40,925

Eaton Vance Rhode Island Municipals Fund

Fiscal Years Ended	9/30/07	9/30/08

Audit Fees	$28,750	$28,515

Audit-Related Fees(1)	0	0

Tax Fees(2)	7,483	7,750

All Other Fees(3)	0	0

Total	$36,233	$36,265

Eaton Vance West Virginia Municipals Fund

Fiscal Years Ended	9/30/07	9/30/08

Audit Fees	$25,580	$25,235

Audit-Related Fees(1)	0	0

Tax Fees(2)	7,483	7,750

All Other Fees(3)	0	0

Total	$33,063	$32,985

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The Series comprising the Trust have varying fiscal year ends (July 31, August 31, and September 30).  The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the

Series in the Trust by the principal accountant of each Series, Deloitte & Touche LLP (“D&T”), for the last two fiscal years of each Series.

Fiscal Years Ended	7/31/07	8/31/07	9/30/07	7/31/08	8/31/08	9/30/08

Audit Fees	$226,350	$346,760	$364,660	$232,190	$349,980	$367,190

Audit-Related Fees(1)	0	0	0	0	0	0

Tax Fees(2)	53,381	89,796	67,347	54,250	93,000	69,750

All Other Fees(3)	0	0	0	0	30,828	0

Total	$278,731	$436,556	$432,007	$286,440	$473,808	$436,940

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

During the Funds’ fiscal years ended September 30, 2007 and September 30, 2008, $35,000 was billed for each such fiscal year by D&T, the principal accountant for the Series, for work done in connection with its Rule 17Ad-13 examination of Eaton Vance Management’s assertion that it has maintained an effective internal control structure over the sub-transfer agent and registrar functions, such services being pre-approved in accordance with Rule 2-01(c) (7) (ii) of Regulation S-X.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”).  The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge f its pre-approval responsibilities.  As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees.  Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually.  The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by the Series’ principal accountant for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	7/31/07	8/31/07	9/30/07	7/31/08	8/31/08	9/30/08

Registrant(1)	$52,381	$89,796	$67,347	$54,250	$123,828	$69,750

Eaton Vance (2)	$46,730	$190,525	$289,446	$440,011	$419,722	$325,801

(1) Includes all of the Series of the Trust.

(2) The investment adviser to the Series, as well as any of its affiliates that provide ongoing services to the Series, are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/Robert B. MacIntosh
Robert B. MacIntosh
President

Date:	November 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	November 17, 2008

By:	/s/Robert B. MacIntosh
Robert B. MacIntosh
President

Date:	November 17, 2008